As filed with the Commission on January 16, 2004.

                                                           File No. 33-_________
                                                              File No. 811-21475

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
                                                              ----

         Pre-Effective Amendment No _____


         Post-Effective Amendment No._____

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                       ----

         Amendment No._____

                              TAMARACK FUNDS TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

                         100 South Fifth St., Suite 2300
                              Minneapolis, MN 55402
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 612-371-7297

                                   Laura Moret
                                    M.S. P14
                                 60 South Sixth
                          Street Minneapolis, MN 55402
                     (Name and Address of Agent for Service)

                                 with copies to:

                                  Olivia Adler
                                   Dechert LLP
                               1775 I Street, N.W.
                              Washington, DC 20006
                                 (202-261-3352)

          Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness of this Registration Statement and thereafter from day to day. Registrant and its principal underwriters request that this Registration Statement be made effective March 31, 2004.


The Registrant is registering an indefinite number of shares under the Securities Act of 1933 pursuant to rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file the notice required by Rule 24f-2 within two months after the end of its fiscal year.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                 TAMARACK FUNDS

                         TAMARACK LARGE CAP EQUITY FUND
                          TAMARACK MID CAP EQUITY FUND
                         TAMARACK SMALL CAP EQUITY FUND
                            TAMARACK ENTERPRISE FUND
                       TAMARACK ENTERPRISE SMALL CAP FUND
                           TAMARACK MICROCAPVALUE FUND
                               TAMARACK VALUE FUND
                      TAMARACK SMALL CAP INTERNATIONAL FUND


INVESTMENT ADVISER
VOYAGEUR ASSET
MANAGEMENT INC.
100 South Fifth St. Suite 2300
Minneapolis, MN 55402


                                                                    EQUITY FUNDS
                                                                      PROSPECTUS
QUESTIONS?                                                        March 31, 2004
Call 1-800-_________________
or Your Investment Representative.               CLASS A, CLASS B AND CLASS C
                                                 CLASS I AND CLASS R AND CLASS S


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NOTICE OF PRIVACY POLICY AND PRACTICES OF THE FUNDS IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT CONSIDERED TO BE PART OF THE PROSPECTUS.

                                TABLE OF CONTENTS

                                               RISK/RETURN SUMMARY AND FUND EXPENSES
THIS PROSPECTUS DESCRIBES THE FOLLOWING         LARGE CAP EQUITY FUND, MID CAP EQUITY FUND, SMALL CAP
EQUITY FUNDS OFFERED BY THE TAMARACK            EQUITY FUND, ENTERPRISE FUND, ENTERPRISE SMALL CAP FUND,
FUNDS ("FUNDS"). CAREFULLY REVIEW THIS          MICROCAP VALUE FUND, VALUE FUND AND SMALL-CAP
IMPORTANT SECTION, WHICH SUMMARIZES             INTERNATIONAL FUND
EACH FUND'S INVESTMENTS, RISKS, PAST           ---------------------------------------------------------
PERFORMANCE, AND FEES.

                                           4-   Investment Objectives, Principal Investment Strategies
                                           27
                                                o        4 Large Cap Equity Fund
                                                o        8 Mid Cap Equity Fund
                                                o        12 Small Cap Equity Fund
                                                o        16 Enterprise Fund
                                                o        18 Enterprise Small Cap Fund
                                                o        20 Microcap Value Fund
                                                o        23 Value Fund
                                                o        25 Small-Cap International Fund
                                           28   Fees and Expenses

                                                ADDITIONAL INFORMATION
--------------------------------------------------------------------------------------------------------
                                           36   Investing for Temporary Defensive Purposes
                                           36   Risk Profile
                                           37   Overview of Risks of the Funds

                                                FUND MANAGEMENT
--------------------------------------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON THE     38   Investment Adviser
PEOPLE AND ORGANIZATIONS WHO OVERSEE THE   38   Sub-Advisers
THE FUNDS. THE FUNDS ARE MANAGED BY        39   Portfolio Managers
VOYAGER ASSET MANAGEMENT INC.              39   Other Service Providers
("VOYAGER" OR THE "ADVISER").
                                                SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------------------------------
Review this section for details on how     41   Pricing of Fund Shares
shares are valued, how to purchase, sell   42   Purchasing and Adding to Your Shares
and exchange shares, related charges and   46   Selling Your Shares
payments of dividends and distributions.   48   General Policies on Selling Shares
                                           51   Distribution Arrangements/Sales Charges
                                           54   Distribution and Service (12b-1) Fees
                                           55   Exchanging Your Shares
                                           56   Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
                                           57

                                                BACK COVER
--------------------------------------------------------------------------------------------------------
                                                Where to Learn More About the Funds

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


LARGE CAP EQUITY FUND

INVESTMENT OBJECTIVE. Long-term capital       MARKET CAPITALIZATION is a common
appreciation.                                 measure of the size of a company.
                                              It is the market price of a
PRINCIPAL INVESTMENT STRATEGIES. The Fund     share of the company's stock
normally invests at least 80% of its net      multiplied by the number of shares
assets, plus any borrowings for investment    that are outstanding.
purposes, in common stocks of large U.S.
companies each having $5 billion or more in   SHORT SALES "AGAINST THE BOX". In
market capitalization at the time of          a short sale, the buyer agrees to
purchase by the Fund. The Fund will provide   sell a security it does not own.
notice to shareholders at least 60 days       The buyer then buys or borrows the
prior to any change to this policy. The       security to complete the sale. The
Adviser uses quantitative and qualitative     Fund may engaged only in short
analysis to select stocks for the Fund's      sales "against the box." Thus, the
portfolio that the Adviser believes offer     Fund may sell a security short
attractive growth opportunities and are       only if it already owns, or has
selling at reasonable prices. The Fund        the right to obtain at no
pursues this strategy by first considering    additional cost, an equal amount
fundamental factors such as book value,       of the security. In these
cash flow, earnings, and sales. The           transactions, the Fund seeks to
Adviser's quantitative analysis also          hedge against the decline in the
includes in-depth analysis of a company's     price of the security.
financial statements. Once a company passes this quantitative screening process, the
Adviser utilizes a more traditional
qualitative approach. This analysis
considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. A portion of the Fund's assets may be invested in securities of non-U.S.
companies, generally through American
Depositary Receipts ("ADRs"). The Adviser will consider selling those securities which no longer meet the Fund's criteria for investing. The Fund may also engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.




A full discussion of all permissible investments can be found in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets.

HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing its performance (before and after taxes) from year to year and as compared to broad-based securities indexes. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500(R)") in the table below is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The Russell 1000 Growth Index is an unmanaged index of growth securities. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. These Indexes reflect no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. [WHAT CLASS WILL BE USED FOR PERFORMANCE ILLUSTRATION?]

                         PERFORMANCE BAR CHART AND TABLE
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
         (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS
                              AND DISTRIBUTIONS.)

                                 [TO BE UPDATED]

                                   [BAR CHART]

-2.88%  31.38%  20.02%  27.80%  15.46%  24.58%  -11.95%  -16.65%  -23.69%
--------------------------------------------------------------------------------
 1994   1995    1996    1997    1998    1999     2000     2001     2002     2003

Best quarter:  Q__ __ __%
Worst quarter: Q__ __ __%
------------------------------

For the period _____________ through _____________, the aggregate
(non-annualized) total return of the Fund's Class A Shares was __%.

PERFORMANCE TABLE

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS

--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003) [TO BE REVISED]

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Class A Before Taxes**
Class A After Taxes on Distributions
Class A After Taxes on Distributions and Sale of Shares
Class B Before Taxes (with applicable CDSC)***
S&P 500 Index(R)
Russell 1000 Growth Index
Large Cap Equity Fund's total return for the [      ] months ended [           ] was __%.
---------------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of a common trust fund ( "Commingled ") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to December 31, 1990, and prior to the Fund's commencement of operations on October 1, 1996, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the Securities and Exchange Commission ( "SEC ") under the Investment Company Act of 1940 ( "1940 Act ") and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

** Prior to November 1, 2001, the Fund's Class A Shares were sold subject to a front-end sales charge.

***  Class B Shares offering is closed to new investors.

+ The Fund recently added this benchmark because it reflects the universe of securities in which the Fund invests.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


MID CAP EQUITY FUND

INVESTMENT OBJECTIVE. Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of mid-sized companies that fall within the market capitalization range of companies in the Standard and Poor's Mid Cap 400 Composite Stock Price Index (the "S&P MidCap 400 Index") at the time of purchase by the Fund. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Adviser uses quantitative and qualitative analysis to select stocks for the Fund's portfolio that the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Adviser pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs. As of January 9, 2004, the range of market capitalization of companies within the S&P Mid Cap 400 Index was $334 million to $12.6 billion. [TO BE UPDATED] The Adviser will consider selling those securities which no longer meet the Fund's criteria for investing. The Fund may also engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.

A full discussion of all permissible investments can be found in the SAI.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

SMALL COMPANY RISK. Stocks of mid-sized companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Mid-sized companies may be more sensitive to changes in the economy overall. Historically, mid-sized company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets.

HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing its performance (before and after taxes) from year to year and as compared to broad-based securities indexes. The S&P Mid Cap 400 Index in the table below is an unmanaged index of 400 selected common stocks of mid-sized companies. The S&P 400 Mid Cap Growth Index is an unmanaged index of 400 selected common growth stocks of mid-sized companies. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. These Indexes reflect no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. [WHAT CLASS TO ILLUSTRATE?]

                        PERFORMANCE BAR CHART AND TABLE*
           YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES** (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS
                              AND DISTRIBUTIONS.)

                                  [TO BE REVISED]

                                   [BAR CHART]

-8.40%  34.91%  23.99%  26.29%  21.19%  10.68%  15.13%  0.78%  -17.72%
------------------------------------------------------------------------------
 1994   1995    1996    1997    1998    1999    2000    2001    2002     2003

Best quarter:  Q__ __ __%
Worst quarter: Q__ __ __%
------------------------------

For the period _____________ through _____________, the aggregate
(non-annualized) total return of the Fund's Class A Shares was __%.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


PERFORMANCE TABLE

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003) [TO BE REVISED]

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Class A Before Taxes**
Class A After Taxes on Distributions
Class A After Taxes on Distributions and Sale of Shares
Class B Before Taxes (with applicable CDSC)***
S&P Mid Cap 400 Index
S&P 400 Mid Cap Growth Index
--------------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of a common trust fund ( "Commingled ") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

** Prior to November 1, 2001, the Fund's Class A shares were sold subject to a front-end sales charge.

***  Class B shares offering is closed to new investors.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVE. Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small companies. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund focuses on equity securities that the Adviser believes have strong prospects for appreciation through growth in earnings. Small capitalization companies are defined by the Fund as companies with a market capitalization of less than $2.0 billion at time of investment of its assets. In selecting stocks for the Fund, the Adviser considers certain factors including sales and earnings growth rates and the strength of the issuer's balance sheet. The Adviser will consider selling securities if the issuer's market capitalization exceeds $5.0 billion.

A full discussion of all permissible investments can be found in the Statement of Additional Information.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

SMALL COMPANY RISK. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets.

HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Small Cap Equity Fund by showing its performance (before and after taxes) from year to year and as compared to broad-based securities indexes. The Russell 2000 Index, in the table below, measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index, in the table below, measures the performance of those Russell 2000 companies with higher price to book ratios and higher forecasted earnings growth rates. The Standard & Poor's Small-Cap 600 Index, in the table below, measures the performance of selected U.S. stocks with small-market capitalizations. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. These Indexes reflect no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. [WHAT CLASS TO ILLUSTRATE]

                       PERFORMANCE BAR CHART AND TABLE*
          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES**
              (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF
                          DIVIDENDS AND DISTRIBUTIONS.)

                                [TO BE REVISED]

                                   [BAR CHART]

22.47%            31.66%   8.90%   10.41%   10.70%   -1.70%   -18.05%
-----------------------------------------------------------------------------
1995     1996     1997    1998     1999      2000     2001     2002     2003

Best quarter:  Q__ __ __%
Worst quarter: Q__ __ __%
------------------------------

For the period _____________ through _____________, the aggregate
(non-annualized) total return of the Fund's Class A Shares was __%.

PERFORMANCE TABLE
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003) [TO BE REVISED]

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Class A Before Taxes**
Class A After Taxes on Distributions
Class A After Taxes on Distributions and Sale of Shares
Class B Before Taxes (with applicable CDSC)***
Russell 2000 Index
Russell 2000 Growth Index S&P 600
Small Cap Index
---------------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of a common trust fund ( "Commingled ") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to January 1, 1995, and prior to the Fund's commencement of operations on May 2, 1997, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if included, would cause performance to be lower).

** Prior to November 1, 2001, the Fund's Class A shares were sold subject to a front-end sales charge.

***  Class B shares offering is closed to new investors.

+ The Fund recently changed its primary benchmark to one that more accurately reflects the universe of securities in which the Fund invests.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


ENTERPRISE FUND

INVESTMENT OBJECTIVE. Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small, faster-growing companies (referred to as "micro-cap"). The Fund selects primarily small companies whose market capitalization at the time of purchase is below the dollar-weighted median market capitalization of companies in the Russell 2000 index. The Adviser presently expects to limits this amount to between $15 million and $500 million in market capitalization at the time of purchase.

[SIDE BOX:] [A company's market capitalization is its share price multiplied by the number of its outstanding shares.]

The Fund selects stocks of companies that are selling at prices the Adviser believes are reasonable in relation to the companies' fundamental financial characteristics and business prospects. The primary valuation ratios used to evaluate stocks are:

     o    price relative to earnings
     o    price relative to sales
     o    price relative to assets as measured by book value
     o    price relative to cash flow

The Fund normally invests for the long-term, but may sell a security at any time that the Adviser considers it to be overvalued or otherwise unfavorable.

A full discussion of all permissible investments for the Fund can be found in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any one or more individual stocks held by the Fund.

SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

SMALL COMPANY RISK. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in small quantities over a period of time.

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Enterprise Fund by showing its performance (before and after taxes) from year to year and as compared to broad-based securities indexes. The Russell 2000 Index, in the table below, measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Value Index, in the table below, measures the performance of those Russell 2000 companies [PROVIDE DESCRIPTION]. These Indexes reflect no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                        PERFORMANCE BAR CHART AND TABLE*
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
              (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF
                          DIVIDENDS AND DISTRIBUTIONS.)

                                [TO BE REVISED]

                                   [BAR CHART]

22.47%            31.66%   8.90%   10.41%   10.70%   -1.70%   -18.05%
----------------------------------------------------------------------------
1995     1996     1997     1998    1999     2000      2001     2002    2003

Best quarter:  Q__ __ __%
Worst quarter: Q__ __ __%
------------------------------

For the period _____________ through _____________, the aggregate
(non-annualized) total return of the Fund's Class A Shares was __%.

PERFORMANCE TABLE
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003) [TO BE REVISED]

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Before Taxes**
After Taxes on Distributions
Return After Taxes on Distributions and Sale of Shares
Russell 2000 Value Index
Russell 2000 Index
---------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


ENTERPRISE SMALL CAP FUND

INVESTMENT OBJECTIVE.  Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small, faster-growing companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy. The Fund currently considers "small companies" to be those with market capitalization between $250 million and $1 billion at the time of initial purchase by the Fund. The Fund generally invests in stocks listed on national or regional exchanges or listed over-the-counter (on NASDAQ) with prices quoted daily in the financial press.

The Fund selects stocks of companies that are selling at prices the Adviser believes are reasonable in relation to the companies' fundamental financial characteristics and business prospects. The primary valuation ratios used to evaluate stocks are:

     o    price relative to earnings
     o    price relative to sales
     o    price relative to assets as measured by book value
     o    price relative to cash flow

The Fund normally invests for the long-term, but may sell a security at any time that the Adviser considers it to be overvalued or otherwise unfavorable.

A full discussion of all permissible investments for the Fund can be found in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any one or more individual stocks held by the Fund.

SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

SMALL COMPANY RISK. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in small quantities over a period of time.

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Enterprise Fund II by showing its performance (before and after taxes) from year to year and as compared to a broad-based securities index. The Russell 2000 Index, in the table below, measures the performance of approximately 2,000 companies with small-market capitalizations. This Index reflects no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                        PERFORMANCE BAR CHART AND TABLE*
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
              (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF
                          DIVIDENDS AND DISTRIBUTIONS.)

                                   [BAR CHART]

22.47%            31.66%   8.90%   10.41%   10.70%   -1.70%   -18.05
----------------------------------------------------------------------------
1995     1996     1997     1998    1999     2000      2001     2002    2003

Best quarter:  Q__ __ __%
Worst quarter: Q__ __ __%
------------------------------

For the period _____________ through _____________, the aggregate
(non-annualized) total return of the Fund's Class A Shares was __%.

PERFORMANCE TABLE
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003) [TO BE REVISED]

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Before Taxes**
After Taxes on Distributions
Return After Taxes on Distributions and Sale of Shares
Russell 2000 Index
---------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


MICROCAP VALUE FUND

INVESTMENT OBJECTIVE. Long-term growth of capital

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in microcap value stocks. Microcap value stocks combine the characteristics of "small stocks" and "neglected stocks." The Fund defines "small stocks" as stocks of companies that have market capitalization at the time of the Fund's initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks ("upper limit")[AND THAT HAVE ANNUAL NET PROFITS OF AT LEAST $1 MILLION FOR THE THREE MOST RECENT FISCAL YEARS[ {PORTFOLIO MANAGER WOULD LIKE TO DELETE BOLDED PHRASE.}. The Fund defines "neglected stocks" as those that tend to be least held by institutional investors and that are subject to below average coverage by analysts and newsletters. The Fund's portfolio is expected generally to contain between 200 and 300 microcap value stocks at any one time in amounts that are approximately proportional to the relative market capitalizations of the subject companies. Because the relative market capitalizations will fluctuate, the Fund will re-balance its portfolio twice per year. The Fund will also, at this time, review its portfolio holdings for consistency with its investment strategies.

The Fund screens "small and neglected stocks" and will not buy a stock or will sell part or all of a stock it owns, if the Adviser believes:

     o    that the financial condition of the company is in jeopardy
     o    that liquidity is insufficien
     o    that total acquisition costs are unreasonably high
     o that the stock is selling for less than $5 per share (stock will not be sold for this reason alone, but the Fund will not buy additional shares of a stock that is trading below $4 per share and, at the semi-annual rebalancing, the Fund will sell stock that is trading below $4 per share.)

The Fund will also sell stocks based on:

     o    potential negative earnings
     o    tenders or potential mergers
     o failure to meet criteria for "neglected stocks" for three semi-annual evaluations
     o    failure to meet the Fund's criteria for "small stocks"

A full discussion of all permissible investments for the Fund can be found in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any one or more individual stocks held by the Fund.

SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

SMALL COMPANY RISK. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in small quantities over a period of time.

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Microcap Value Fund by showing its performance (before and after taxes) from year to year and as compared to a broad-based securities indexes. The Russell 2000 Index, in the table below, measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Value Index, in the table below, measures the performance of those Russell 2000 companies with [DESCRIBE]. These Indexes reflect no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
              (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF
                          DIVIDENDS AND DISTRIBUTIONS.)

                                [TO BE REVISED]

                                   [BAR CHART]

22.47%           31.66%   8.90%   10.41%   10.70%   -1.70%   -18.05%
----------------------------------------------------------------------------
1995     1996    1997     1998    1999     2000      2001     2002     2003

Best quarter:  Q__ __ __%
Worst quarter: Q__ __ __%
------------------------------

For the period _____________ through _____________, the aggregate
(non-annualized) total return of the Fund's Class A Shares was __%.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


PERFORMANCE TABLE
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003) [TO BE REVISED]

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Before Taxes**
After Taxes on Distributions
Return After Taxes on Distributions and Sale of Shares
Russell 2000 Index
Russell 2000 Value Index
---------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


VALUE FUND

INVESTMENT OBJECTIVE. Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests, under normal circumstances, at least 90% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

     o stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements

     o stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental characteristics

     o stocks of companies with an investment quality rating (growth and stability of earnings and dividends) of "B-" or better by Standard & Poor's Rating Group ("S&P(R)") [OR A FINANCIAL STRENGTH RATING OF "B" OR BETTER BY VALUE LINE] {PORTFOLIO MANAGER WOULD LIKE TO DELETE THE BOLDED PHRASE.}

     o stocks of any price range that may or may not be paying current dividends

The Fund normally invests for the long-term, but may sell a security at any time that the Adviser considers it to be overvalued or otherwise unfavorable.

A full discussion of all permissible investments for the Fund can be found in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any one or more individual stocks held by the Fund.

SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Value Fund by showing its performance (before and after taxes) from year to year and as compared to broad-based securities indexes. The S&P 500 Index, in the table below, is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500/Barra Value index [DESCRIBE]. The Russell 1000 Index, in the table below, is an unmanaged index of growth securities. These Indexes

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


reflect no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
              (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF
                          DIVIDENDS AND DISTRIBUTIONS.)

                                [TO BE REVISED]

                                   [BAR CHART]

22.47%           31.66%   8.90%   10.41%   10.70%   -1.70%   -18.05%
----------------------------------------------------------------------------
1995     1996    1997     1998    1999     2000      2001     2002     2003

Best quarter:  Q__ __ __%
Worst quarter: Q__ __ __%
------------------------------

For the period _____________ through _____________, the aggregate
(non-annualized) total return of the Fund's Class A Shares was __%.

PERFORMANCE TABLE
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003) [TO BE REVISED]

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Before Taxes**
After Taxes on Distributions
Return After Taxes on Distributions and Sale of Shares
S&P 500 Index
S&P 500/Barra Value Index
Russell 1000 Value Index
---------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


SMALL-CAP INTERNATIONAL FUND

INVESTMENT OBJECTIVE. Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a diversified portfolio made up primarily of equity securities (including common stocks, warrants, and securities convertible into stocks). The Fund may also purchase American, European or International Depositary Receipts. Normally, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of smaller companies -- particularly outside the U.S. -- with market capitalizations less than $1.5 billion at the time of initial purchase by the Fund. The Adviser generally selects investments that it believes offer above average revenue and earnings growth potential.

To select stocks for the Fund, the Adviser performs intensive fundamental research and analysis to identify companies and economic sectors with attractive growth prospects. It also seeks to pay reasonable prices for these companies' stocks. The Adviser looks for companies with strong management, innovative products and services that give the company a competitive advantage, and strong fundamental financial characteristics. The Adviser builds the portfolio one company at a time, regardless of where the company is located. The Adviser is not constrained by regional, country or industry allocation models that might force it to invest in companies it believes are relatively unattractive. The Fund normally invests for the long term, but may sell a security at any time that the Adviser considers it to be overvalued or otherwise unfavorable.

The Fund will generally invest in at least three foreign developed countries, and emerging or developing market securities will make up no more than 35% of the Fund's total assets (at the time of initial purchase). For purposes of determining the countries in which the Fund invests, the Fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Countries not listed as developed countries above are considered by the Fund to be emerging or developing market countries.

A full discussion of all permissible investments for the Fund can be found in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any one or more individual stocks held by the Fund.

SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


SMALL COMPANY RISK. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in small quantities over a period of time.

IPO RISK. The Fund may invest a portion of its assets in securities of companies offering shares in an initial public offering ("IPO"). Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increases in Fund expenses, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains that it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocations of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. There is a risk that the Fund's IPO holdings can be affected by substantial dilution in value, due to sales of additional shares by the IPO issuer and due to possible concentration of control in existing management and principal shareholders.

FOREIGN INVESTMENT RISK. The Fund may invest a significant portion of its assets in securities of issuers in foreign countries. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets and (8) less availability of information.

PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Small-Cap International Fund by showing its performance (before and after taxes) from year to year and as compared to a broad-based securities index. The MSCI EAFE Small-Cap Index, in the table below, is unmanaged and is a free float-adjusted market capitalization index that is designed to measure the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a full market capitalization range of US $200 million - $1.5 billion. This Index reflects no deductions for fees, expenses or taxes, except for withholding taxes assuming the highest rates. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


                         PERFORMANCE BAR CHART AND TABLE
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
              (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF
                          DIVIDENDS AND DISTRIBUTIONS.)

                                 [TO BE REVISED]

                                  [BAR CHART]

22.47%            31.66%    8.90%   10.41%   10.70%   -1.70%   -18.05%
------------------------------------------------------------------------------
1995     1996     1997      1998    1999     2000      2001     2002     2003

Best quarter:  Q__ __ __%
Worst quarter: Q__ __ __%
------------------------------

For the period _____________ through _____________, the aggregate
(non-annualized) total return of the Fund's Class A Shares was __%.

PERFORMANCE TABLE
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

------------------------------------------------------------------------------ ------------- ------------------
                                                                                   PAST       SINCE INCEPTION
                                                                                   YEAR          12/19/00
------------------------------------------------------------------------------ ------------- ------------------
Before Taxes
------------------------------------------------------------------------------ ------------- ------------------
After Taxes on Distributions
------------------------------------------------------------------------------ ------------- ------------------
Return After Taxes on Distributions and Sale of Shares
------------------------------------------------------------------------------ ------------- ------------------
MSCI EAFE Small-Cap Index
------------------------------------------------------------------------------ ------------- ------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Funds.

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS

                                                                      LARGE CAP EQUITY FUND

                                          CLASS A       CLASS B*      CLASS C       CLASS I       CLASS R       CLASS S
-----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load) Imposed on      5.75%(5)(8)   None          None          None          None          None
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)      None         5.00%         1.00%(6)       None          None          None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee(7)                            2.0%          2.0%          2.0%          2.0%          2.0%          2.0%
ANNUAL FUND OPERATING EXPENSES              ____%        _____%         ____%         ____%         ____%         ____%
   (expenses that are deducted from
   Fund assets)

Management fees                             ____%         ____%         ____%         ____%         ____%         ____%
Distribution (12b-1) fees(2,3)              0.25%         1.00%         1.00%          None         0.50%          None
Other expenses(4)                           ____%         ____%         ____%         ____%         ____%         ____%
Total Annual Fund Operating                 ____%         ____%         ____%         ____%         ____%         ____%
Expenses(3,4)


                                                                       MID CAP EQUITY FUND

                                          CLASS A       CLASS B       CLASS C*      CLASS I       CLASS R       CLASS S
-----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load) Imposed on      5.75%(5)(8)   None          None          None          None          None
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)      None         5.00%         5.00%         1.00%(6)       None          None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee(7)                            2.0%          2.0%          2.0%          2.0%          2.0%          2.0%
ANNUAL FUND OPERATING EXPENSES              ____%         ____%         ____%         ____%         ____%         ____%
   (expenses that are deducted from
   Fund assets)

Management fees                            _____%         ____%         ____%         ____%         ____%         ____%
Distribution (12b-1) fees(2,3)              0.25%         1.00%         1.00%          None         0.50%          None
Other expenses(4)                          _____%         ____%         ____%         ____%         ____%         ____%
Total Annual Fund Operating                _____%         ____%         ____%         ____%         ____%         ____%
Expenses(3,4)

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS

                                                                      SMALL CAP EQUITY FUND

                                          CLASS A       CLASS B*      CLASS C       CLASS I       CLASS R       CLASS S
-----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load) Imposed on      5.75%(5)(8)   None          None          None          None          None
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)      None         5.00%         1.00%(6)       None          None          None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee(7)                            2.0%          2.0%          2.0%          2.0%          2.0%          2.0%
ANNUAL FUND OPERATING EXPENSES              ____%        _____%        _____%        _____%        _____%        _____%
   (expenses that are deducted from
   Fund assets)

Management fees                             ____%        _____%        _____%        _____%        _____%       ______%
Distribution (12b-1) fees(2,3)              0.25%         1.00%         1.00%          None         0.50%          None
Other expenses(4)                           ____%        _____%        _____%        _____%        _____%        _____%
Total Annual Fund Operating                 ____%        _____%        _____%        _____%        _____%       ______%
Expenses(3,4)


                                                                            VALUE FUND

                                              CLASS A               CLASS C               CLASS R               CLASS S
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load) Imposed on          5.75%(5)               None                  None                  None
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)         1.00%(6)               1.00%(6)              None                  None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee(7)                               2.0 %                  2.0%                  2.0%                  2.0%
ANNUAL FUND OPERATING EXPENSES                  ____%                 ____%                _____%                 ____%
(expenses that are deducted from Fund
assets)
Management fees                                 ____%                 ____%                _____%                 ____%
Distribution (12b-1) fees(2,3)                  0.25%                 1.00%                  0.50%                 None
Other expenses(4)                               ____%                 ____%                _____%                _____%
Total Annual Fund Operating                     ____%                 ____%                _____%                 ____%
Expenses(3,4)

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS

                                                                     SMALL CAP INTERNATIONAL FUND

                                              CLASS A               CLASS C               CLASS R               CLASS S
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load) Imposed on          5.75%(5)               None                  None                  None
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)         1.00%(6)              1.00%(6)               None                  None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee(7)                                2.0%                  2.0%                  2.0%                  2.0%
ANNUAL FUND OPERATING EXPENSES                  ____%                 ____%                _____%                 ____%
   (expenses that are deducted from
   Fund assets)

Management fees                                 ____%                 ____%                _____%                 ____%
Distribution (12b-1) fees(2,3)                  0.25%                 1.00%                 0.50%                  None
Other expenses(4)                               ____%                 ____%                _____%                 ____%
Total Annual Fund Operating                     ____%                 ____%                _____%                 ____%
Expenses(3,4)


                                                                           ENTERPRISE FUND

                                              CLASS A               CLASS C               CLASS R               CLASS S
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load) Imposed on          5.75%(5)               None                  None                  None
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)         1.00%(6)              1.00%(6)               None                  None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee                                   2.0%                  2.0%                  2.0%                  2.0%
ANNUAL FUND OPERATING EXPENSES                  ____%                 ____%                 ____%                 ____%
   (expenses that are deducted from
   Fund assets)
Management fees                                _____%                 ____%                 ____%                 ____%
Distribution (12b-1) fees(2,3)                  0.25%                 1.00%                 0.50%                  None
Other expenses(4)                               ____%                 ____%                 ____%                 ____%
Total Annual Fund Operating                     ____%                 ____%                 ____%                 ____%
Expenses(3,4)

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS

                                                                      ENTERPRISE SMALL CAP FUND

                                              CLASS A               CLASS C               CLASS R               CLASS S
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load)                     5.75%(5)               None                  None                 ____%
Imposed on
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge                   1.00%(6)              1.00%(6)               None                 ____%
(Load)(1)
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee(7)                                2.0%                  2.0%                  2.0%                  2.0%
ANNUAL FUND OPERATING EXPENSES                  ____%                 ____%                 ____%                 ____%
   (expenses that are deducted
   from Fund assets)

Management fees                                 ____%                 ____%                 ____%                 ____%
Distribution (12b-1) fees(2,3)                  0.25%                 1.00%                 0.50%                 ____%
Other expenses(4)                               ____%                 ____%                 ____%                 ____%
Total Annual Fund Operating                     ____%                 ____%                 ____%                 ____%
Expenses(3,4)


                                                                           MICRO CAP VALUE

                                              CLASS A               CLASS C               CLASS R               CLASS S
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load) Imposed on          5.75%(5)               None                  None                 ____%
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)         1.00%(6)              1.00%(6)               None                 ____%
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee(7)                                2.0%                  2.0%                  2.0%                  2.0%
ANNUAL FUND OPERATING EXPENSES                  ____%                 ____%                 ____%                 ____%
   (expenses that are deducted from
   Fund assets)
Management fees                                 ____%                 ____%                 ____%                 ____%
Distribution (12b-1) fees(2,3)                  0.25%                 1.00%                 0.50%                 ____%
Other expenses(4)                               ____%                 ____%                 ____%                 ____%
Total Annual Fund Operating                     ____%                 ____%                 ____%                 ____%
Expenses(3,4)

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS


(1) A contingent deferred sales charge ("CDSC") on Class B shares declines over five years starting with year one and ending in year six as follows: 5%, 4%, 3%, 2%, 1%, 0%.
(2) Distribution (12b-1) fees can cause a long-term shareholder to pay more than the maximum initial sales charge permitted by the NASD.
(3) Total annual fund operating expenses presented above do not account for voluntary waivers of distribution (12b-1) fees of the Class A shares. These voluntary waivers would reduce, if reflected in the calculations, total annual fund operating expenses for Class A shares of the Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund to 1.46%, 1.40% and 1.70%, respectively.
(4)  Based on estimated expenses for the current fiscal year.
(5) Sales charges decline for purchases of $25,000 or more. See "Distribution Arrangements/Sales Charges - Front-End Sales Charges," below.
(6)  The CDSC is waived for accounts of $500,000 or more.
(7) A 2% fee is imposed on redemptions or exchanges within 30 days of purchase. Additionally, a $10 fee will be imposed on non-periodic withdrawals or terminations from Tamarack IRAs. A $10 fee is imposed on wire redemptions.
(8) This sales charge will be waived for accounts that transferred to the Fund from a fund of RBC Funds, Inc. upon the March 31, 2004 reorganization.
*    Class B, Class I and Class S shares offerings are closed to new investors.

[ADD FOOTNOTES FOR NON-RBC FUNDS, INCLUDING EXPENSE LIMIT AGREEMENT]

EXAMPLE: THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE EQUITY FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUMES:

          *    $10,000 INVESTMENT

          *    5% ANNUAL RETURN AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

          *    REDEMPTION AT THE END OF EACH PERIOD

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS,
YOUR COSTS WOULD BE:

                                                                    LARGE CAP EQUITY FUND

                                          CLASS A       CLASS B*     CLASS C      CLASS I       CLASS R      CLASS S
--------------------------------------- ------------- ------------- ----------- ------------- ------------ -------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase


                                                                     MID CAP EQUITY FUND

                                           CLASS A       CLASS B*      CLASS C       CLASS I       CLASS R       CLASS S
--------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase


                                                                     SMALL CAP EQUITY FUND

                                           CLASS A       CLASS B*      CLASS C       CLASS I       CLASS R       CLASS S
--------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase


                                                                          VALUE FUND

                                           CLASS A                 CLASS C                 CLASS R                 CLASS S
---------------------------------- ----------------------- ----------------------- ----------------------- -----------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase


                                                                    SMALL CAP INTERNATIONAL FUND

                                           CLASS A                 CLASS C                 CLASS R                 CLASS S
---------------------------------- ----------------------- ----------------------- ----------------------- -----------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase

RISK/RETURN SUMMARY AND FUND EXPENSES                               EQUITY FUNDS

                                                                         ENTERPRISE FUND

                                           CLASS A                 CLASS C                 CLASS R                 CLASS S
---------------------------------- ----------------------- ----------------------- ----------------------- -----------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase


                                                                     ENTERPRISE SMALL CAP FUND

                                           CLASS A                 CLASS C                 CLASS R                 CLASS S
---------------------------------- ----------------------- ----------------------- ----------------------- -----------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase


                                                                         MICROCAP VALUE FUND

                                           CLASS A                 CLASS C                 CLASS R                 CLASS S
---------------------------------- ----------------------- ----------------------- ----------------------- -----------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase


Based on the same assumptions above except assuming no redemption at the end of each period, your costs of investing in Class B Shares would be:

                                                LARGE CAP                   MID CAP                   SMALL CAP
                                               EQUITY FUND                EQUITY FUND                EQUITY FUND
                                                B SHARES                   B SHARES                   B SHARES
                                              WITHOUT CDSC*              WITHOUT CDSC*              WITHOUT CDSC*
--------------------------------------- -------------------------- --------------------------- -------------------------
One Year After Purchase                             $                          $                          $
Three Years After Purchase                          $                          $                          $
Five Years After Purchase                           $                          $                          $
Ten Years After Purchase                            $                          $                          $
* Class B Shares offering is closed
to new investors.

DESCRIPTION OF THE FUNDS                                  ADDITIONAL INFORMATION


INVESTING FOR TEMPORARY DEFENSIVE PURPOSES

When Voyageur Asset Management Inc. ("Voyageur" or the "Adviser") determines that market conditions are appropriate, each of the Equity Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). Each of the Equity Funds may invest up to 100% of its assets in money market instruments including short-term U.S. government securities, bank obligations and commercial paper. In addition, Small Cap International Fund may invest in fewer than three developed countries as a temporary defensive measure. The Mid Cap, Large Cap and Small Cap Equity Funds' defensive investments may include instruments rated in the top three rating categories but up to 15% of each Equity Fund's assets may be invested in securities rated BBB or Baa by S&P or Moody's. These instruments may have speculative characteristics. [CHECK FOR NON-RBC FUNDS] The Equity Funds may invest in equity securities which in the Adviser's opinion are more conservative than the types of securities that the Funds typically invest in. If a Fund is investing defensively, it will not be pursuing its investment objective.

                          RISK PROFILE OF MUTUAL FUNDS

            FUND TYPE                                   ASSET CLASS

                                   HIGHER RISK
          Stock Funds                                   Small Company Stocks

                                                        International Stocks
           Bond Funds
                                                        Large Company Stocks

      Municipal Funds                                   Corporate Bonds
                                                        Municipal Bonds
                                                        Government Bonds
                                   LOWER RISK

DESCRIPTION OF THE FUNDS                                  ADDITIONAL INFORMATION



                         OVERVIEW OF RISKS OF THE FUNDS

---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
                                   MARKET     SELECTION     FOREIGN        SMALL       HEDGING     IPO RISK
                                     RISK        RISK      INVESTMENT     COMPANY       RISK
                                                              RISK         RISK
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
Large Cap Equity Fund                  X          X            X                          X
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
Mid Cap Equity Fund                    X          X            X                          X
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
Small Cap Equity Fund                  X          X            X             X            X
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
Enterprise Fund                        X          X                          X
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
Enterprise Small Cap Fund              X          X                          X
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
Microcap Value Fund                    X          X                          X
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
Value Fund                             X          X
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------
Small-Cap International Fund           X          X            X             X                        X
---------------------------------- ---------- ----------- ------------- ------------ ------------ -----------

A COMPLETE DESCRIPTION OF THESE AND OTHER RISKS CAN BE FOUND IN THE "PRINCIPAL RISKS" SECTIONS UNDER EACH FUND SUMMARY.

MANAGEMENT OF THE FUNDS                                          FUND MANAGEMENT



INVESTMENT ADVISER

The Funds are advised by Voyageur. Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which is a wholly-owned subsidiary of Royal Bank of Canada ("RBC"). RBC is a diversified financial services company that provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, online banking and transaction processing on a global basis. RBC employs approximately 50,000 people who serve approximately 10 million personal, business and public sector customers in North America and in some 30 countries around the world. Voyageur has been registered with the Securities and Exchange Commission as an investment adviser since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, MN 55402. Voyageur's charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of __________, Voyageur's investment team managed approximately $___ billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, the Funds pay fees as follows at the following rates:

---------------------------------------------- ---------------------------------
                                               AS A PERCENTAGE OF
                                               AVERAGE NET ASSETS
---------------------------------------------- ---------------------------------
Large Cap Equity Fund                          0.70%
---------------------------------------------- ---------------------------------
Mid Cap Equity Fund                            0.70%
---------------------------------------------- ---------------------------------
Small Cap Equity Fund                          0.70%
---------------------------------------------- ---------------------------------
Enterprise Fund                                1.40%*
---------------------------------------------- ---------------------------------
Enterprise Small Cap Fund                      1.40%*
---------------------------------------------- ---------------------------------
Microcap Value Fund                            0.90%
---------------------------------------------- ---------------------------------
Value Fund                                     0.85%
---------------------------------------------- ---------------------------------
Small-Cap International Fund                   1.45%**
---------------------------------------------- ---------------------------------
*  Fees decline at higher assets levels.
** The Adviser has agreed to waive or limit fees through May 1, 2005 in order to maintain the Fund's Net Total Annual Operating Expenses to 1.60%.

SUB-ADVISERS

Voyageur employs sub-advisers, at its own expense, to provide day-to-day portfolio management for some of the Funds. David L. Babson & Company Inc. ("Babson") serves as sub-advisor to Enterprise Fund, Enterprise Small Cap Fund, Value Fund and Microcap Value Fund Babson is an investment advisory firm founded in 1940 and located at One Memorial Drive, Cambridge, Massachusetts 02142. As of _________, Babson has assets under management totaling $___________. [ANALYTIC SYSTEMS FOR MICROCAP VALUE?] Denver Investment Advisers, LLC ("DIA") acts as sub-adviser to Small Cap International Fund. DIA, located at Seventeenth Street Plaza, 1225 17th Street, Denver, Colorado 80202, was founded in 1958 as a wholly-owned subsidiary of a regional bank and was, in 1994, reorganized as a management owned Colorado limited liability company. As of ________, DIA has assets under management of $_________.

MANAGEMENT OF THE FUNDS                                          FUND MANAGEMENT



PORTFOLIO MANAGERS

Voyageur is responsible for the overall management of each Fund's portfolio. Voyageur employs a team approach to the management of Large Cap Equity Fund and Small Cap Equity Fund, with no individual team member being responsible solely for investment decisions. The other Funds have portfolio managers, as described below. Each Fund's management team or portfolio manager has access to Voyageur's investment research and other money management resources.

FORBES WATSON serves as portfolio manager for the MID CAP EQUITY FUND. Mr. Watson joined Voyageur in 2003 from Glenwood Capital Management, an affiliate of RBC Centura. Mr. Watson had been at Glenwood Capital Management over five years. He has over twenty years experience in the investment business. His career began in Dallas with May, Cullum, Ragland, & Brittain, a full service investment boutique. Other positions included being employed as a trader in NASDAQ listed companies by the firm then known as Shearson/American Express, and as a portfolio manager for Jackson, Mississippi based Trustmark National Bank and ParkSouth, a registered investment advisor. Mr. Watson holds a BA from North Texas University and an MBA from Millsaps College. He is a member of the North Carolina Society of Financial Analysts and the Association for Investment Management and Research. Mr. Watson also serves on the board of The Carthage Bank, a community bank located in Carthage, Mississippi.

LANCE F. JAMES has been the portfolio manager of Enterprise Small Cap Fund since its inception in 1991. He has been portfolio manager of Enterprise Fund since 1999. He joined Babson in 1986.

LORENE K. HEEBNER is co-manager for Enterprise Fund. Ms. Heebner, a CFA Charterholder, joined Babson in 1987.

ANTHONY M. MARAMARCO has been portfolio manager for Value Fund and Microcap Value Fund since 1999. He joined Babson in 1996 and has over [20] years' investment management experience. From 1993-1996, he was at Concert Capital Management, Inc., an investment advisory firm.

ADAM SCHOR, a CFA Charterholder, is portfolio manager for Small Cap International Fund. He joined DIA in 2000 from Bee & Associates (currently a division of DIA), where he was employed since 1997. Mr. Schor has over [14] years' investment management experience. Mr. Schor is assisted day to day by KEVIN BECK, CFA., and JOHN FENLEY, CFA. Before joining DIA in 2000, Mr. Beck was at Robert Fleming, as a senior Latin American equity analyst, from 1998. He has over [10] years' experience in the investment industry. Prior to joining DIA in 2000, Mr. Fenley was a portfolio manager at Hansberger Global Investments. He has over [12] years' experience in the investment industry.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. Pursuant to separate agreements, Voyageur provides administrative services to Enterprise Fund, Enterprise Small Cap Fund, Value Fund, Microcap Value Fund and Small Cap International Fund. BISYS Fund Services Ohio, Inc. ("BISYS") provides administrative services to Large Cap Equity Fund, Mid-Cap Equity Fund and Small Cap Equity Fund.

DISTRIBUTOR. Jones & Babson, Inc. is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc., and (like Voyageur) is a wholly-owned subsidiary of RBC Dain Rauscher Corp.

MANAGEMENT OF THE FUNDS                                          FUND MANAGEMENT


SUB-ADMINISTRATOR, FUND ACCOUNTING AGENT. BISYS Fund Services Ohio, Inc. ("BISYS") provides sub-administrative services to Enterprise Fund, Enterprise Small Cap Fund, Value Fund, Microcap Value Fund and Small Cap International Fund, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS ALSO ACTS AS THE FUND ACCOUNTANT AND DIVIDEND PAYING AGENT FOR EACH OF THE FUNDS. [VERIFY] BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

TRANSFER AGENT.  Boston Financial Data Services is transfer agent for the Funds.

CUSTODIAN. The Funds' custodian is Wells Fargo Bank, Minnesota, N.A. Bank of New York acts as sub-custodian for Small Cap International Fund.

SHAREHOLDER INFORMATION



PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The net asset value ("NAV") of each class of shares of each Fund is calculated by adding the total value of the Fund's investment and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class.

                NAV =                        1.  NAV is calculated separately
      Total Assets - Liabilities             for each class of shares.
      --------------------------
           Number of Shares                  2. You can fund most Funds' NAV
             Outstanding                     daily in THE WALL STREET JOURNAL
                                             and in other newspapers.
--------------------------------------       ----------------------------------

The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("Exchange"), normally at 4:00 p.m. Eastern time, on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that the Exchange is open for business. For example: If you place a purchase order to buy shares of the Value Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

The Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Directors believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of the Fund. Trading in foreign securities in some countries may not take place on all Fund business days and may take place in various foreign markets on days on which a Fund's NAV is not calculated. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. [HOWEVER, UNLESS THE FUND'S ADVISER DETERMINES THAT THE VALUE OF THE ALREADY-PRICED FOREIGN SECURITIES WOULD BE MATERIALLY AFFECTED BEFORE THE FUND'S NAV IS DETERMINED, NO ADJUSTMENT WILL BE MADE FOR THE DIFFERING TIMES IN PRICING. SHOULD AN ADJUSTMENT IN PRICING BE DEEMED NECESSARY THEN THE FAIR VALUE OF THOSE SECURITIES WILL BE DETERMINED BY CONSIDERATION OF OTHER FACTORS BY OR UNDER THE DIRECTION OF THE FUNDS' BOARD OF TRUSTEES.] [TO BE REVISED]

SHAREHOLDER INFORMATION



PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds through the Funds' Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares.* If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. Note that Class B, Class I and Class S Shares are not available to new investors.

--------------------------------------------------------------------------------------------
LARGE CAP EQUITY, MID-CAP EQUITY,                        MINIMUM           MINIMUM
SMALL CAP EQUITY                                         INITIAL          SUBSEQUENT
                                                        INVESTMENT       INVESTMENT
ACCOUNT TYPE

Regular (non-retirement)                              $1,000          $  250
Retirement (IRA)*                                     $  250          $    0
Automatic Investment Plan                             $   50*         $   50
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
ENTERPRISE, ENTERPRISE SMALL CAP, VALUE                 MINIMUM            MINIMUM
MICROCAP VALUE, SMALL CAP INTERNATIONAL                 INITIAL           SUBSEQUENT
                                                       INVESTMENT        INVESTMENT
ACCOUNT TYPE

Regular (non-retirement)                             $ 1,000         $  100 (mail or
                                                                     ACH $1,000 by wire
Retirement (IRA, Uniform Gifts to Minors)*           $   250         (same as above)
Automatic Investment Plan                            $   100         $   50
Exchanges from Enterprise, Enterprise Small Cap,     $ 1,000         $1,000
Value
    Microcap Value, Small Cap International          ($100, IRAs and Uniform Gifts to Minors)
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
SMALL CAP INTERNATIONAL FUND                            MINIMUM            MINIMUM
                                                        INITIAL           SUBSEQUENT
ACCOUNT TYPE                                           INVESTMENT        INVESTMENT

Regular (non-retirement)                             $ 2,500         $   100 (mail or
                                                     (generally)     ACH $1,000 by wire
Retirement (IRA, Uniform Gifts to Minors)*           $   250         (same as above)
Automatic Investment Plan                            $   100         $    50
Exchanges                                            $ 1,000         $ 1,000
                                                     ($100, IRAs and Uniform Gifts to Minors)
---------------------------------------------------- -----------------------------------------

SHAREHOLDER INFORMATION



*        A $10 annual maintenance fee is charged on all IRA accounts.

All purchases must be in U.S. dollars. Neither third-party checks nor credit card convenience checks are accepted.

A Fund may waive its minimum purchase requirement. A Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

[CERTAIN BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES ARE AUTHORIZED TO ACCEPT PURCHASE ORDERS ON BEHALF OF THE FUND AT THE FUND'S NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER IS RECEIVED BY AN ORGANIZATION IN PROPER ORDER BEFORE 4:00 P.M., EASTERN TIME, OR SUCH EARLIER TIME AS MAY BE REQUIRED BY AN ORGANIZATION. THESE ORGANIZATIONS MAY BE AUTHORIZED TO DESIGNATE OTHER INTERMEDIARIES TO ACT IN THIS CAPACITY. THESE ORGANIZATIONS MAY CHARGE YOU TRANSACTION FEES ON PURCHASES OF FUND SHARES AND MAY IMPOSE OTHER CHARGES OR RESTRICTIONS OR ACCOUNT OPTIONS THAT DIFFER FROM THOSE APPLICABLE TO SHAREHOLDERS WHO PURCHASE SHARES DIRECTLY THROUGH THE FUND OR THE ADMINISTRATOR. THESE ORGANIZATIONS MAY BE THE SHAREHOLDERS OF RECORD OF YOUR SHARES. THESE INTERMEDIARIES ARE RESPONSIBLE FOR TRANSMITTING REQUESTS AND DELIVERING FUNDS ON A TIMELY BASIS. THE FUND IS NOT RESPONSIBLE FOR ENSURING THAT THE ORGANIZATIONS CARRY OUT THEIR OBLIGATIONS TO THEIR CUSTOMERS.] [TO BE REVISED PER SEC RULE/PROPOSAL]

--------------------------------------------------------------------------------
AVOID BACKUP TAX WITHHOLDING
Each Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION



INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

------------------------------- -------------------------------------------------- --------------------------------------
BY MAIL                         BY REGULAR MAIL                                    BY EXPRESS MAIL
                                Tamarack Funds                                     Tamarack Funds
                                [T/A ADDRESS]                                      [T/A ADDRESS]
                                -----------------------------------------------------------------------------------------
                                For Initial Investment:
                                1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                                2. Make check, bank draft or money order payable to _Tamarack Funds" and include the name of the appropriate Fund(s) on the check.
                                3. Mail or deliver application and payment to address above.
                                For Subsequent Investment:

                                1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                                        o Fund name
                                        o Share class
                                        o Account name and account number
                                2. Make check, bank draft or money order payable to Tamarack Funds" and include your account number on the check.
                                3. Mail or deliver investment slip and payment to the address above.
BY INTERNET (CLASS S ONLY)      [TO BE PROVIDED]
------------------------------- -------------------------------------------------- --------------------------------------
ELECTRONIC PURCHASES            Your bank must participate in the Automated        ELECTRONIC VS. WIRE TRANSFER
                                Clearing House (ACH) and must be a U.S. Bank.
                                Your bank or broker may charge for this service.   Wire transfers allow financial
                                                                                   institutions to send funds to each
                                Establish the electronic purchase option on your   other, almost instantaneously.  With
                                account application or call 1-800-______.  Your    an electronic purchase or sale, the
                                account can generally be set up for electronic     transaction is made through the
                                purchases within 15 days.                          Automated Clearing House (ACH) and
                                                                                   may take up to eight days to clear.
                                Call 1-800________ to arrange a transfer from      There is generally no fee for ACH
                                your bank account.                                 transactions.
------------------------------- -------------------------------------------------- --------------------------------------
BY WIRE TRANSFER                Call 1-800-______ to obtain a new account number
                                transactions. and instructions for sending your
                                application, and for instructing your bank to
                                wire transfer your investment.
                                NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.
------------------------------- -------------------------------------------------- --------------------------------------
                                                                                   QUESTIONS?
                                                                                   Call 1-800-______ or your investment
                                                                                   representative.
------------------------------- -------------------------------------------------- --------------------------------------

SHAREHOLDER INFORMATION



PURCHASING AND ADDING TO YOUR SHARES

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments in the Funds from your bank account, through payroll deductions or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $50;* no investment is required to establish an automatic investment account.

To invest regularly from your bank account:

         o Complete the Automatic Investment Plan portion on your Account Application.


Make sure you note:

         o        Your bank name, address and account number

         o        The amount you wish to invest automatically [(MINIMUM $50*)]

         o        How often you want to invest (every month or 4 times a year)

         o        Attach a voided personal check.

* Enterprise, Enterprise Small Cap, Microcap Value, Value and Small Cap International require an initial $100 investment; minimum for subsequent investments is $50* in all Funds.

To invest regularly from your paycheck or government check, call 1-800-______ for an enrollment form.

DIRECTED DIVIDEND OPTION [RBC FUNDS ONLY?]

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another ___ Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of a Fund due to differences in distribution expenses. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION WHICH MAY BE TAXABLE. (SEE "SHAREHOLDER INFORMATION -- DIVIDENDS, DISTRIBUTIONS AND TAXES").

SHAREHOLDER INFORMATION



SELLING YOUR SHARES

You may sell your shares at any time. Your              WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
sales price will be the next NAV after your
sell order is received in good order by the             As a mutual fund shareholder, you are technically selling shares when you
Fund, its transfer agent, or your investment            request a withdrawal in cash. This is also known as redeeming shares or a
representative. SHARES REDEEMED OR EXCHANGED            redemption of shares.
WITHIN 30 DAYS OF PURCHASE WILL BE SUBJECT TO
A REDEMPTION FEE OF 2% OF THE VALUE OF THE
SHARES SO REDEEMED OR EXCHANGED. Normally you
will receive your proceeds within a week
after your request is received. See section
on "General Policies on Selling Shares" below.
The Funds reserve the right to amend their
redemption policies. Shareholders will be
notified of changes.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges"
below for details.

SHAREHOLDER INFORMATION

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

------------------------------- -----------------------------------------------------------------------------------------------
BY TELEPHONE                    1.  Call 1-800-______ with instructions as to how you wish to receive your funds (mail, wire,
(UNLESS YOU HAVE DECLINED           electronic transfer).  (See "General Policies on Selling Shares - Verifying Telephone
TELEPHONE SALES PRIVILEGES)         Redemptions" below).
------------------------------- -----------------------------------------------------------------------------------------------
BY MAIL                         1.  Call 1-800-_______ to request redemption forms or write a letter of instruction indicating:
(See "Selling Your Shares -         o  your Fund and account number
Redemptions in Writing              o  amount you wish to redeem
Required")                          o  address where your check should be sent
                                    o  account owner signature

                                2.  Mail to: Tamarack Funds
                                                  [T/A ADDRESS]
------------------------------- -------------------------------------------------------------------------------------------------
BY OVERNIGHT SERVICE            See instruction 1 above.
(See "General Policies on
Selling Shares - Redemptions    2.  Send to Tamarack Funds
in Writing Required" below)                       [T/A ADDRESS]
------------------------------- -------------------------------------------------------------------------------------------------
WIRE TRANSFER                    Call [-800-________ to request a wire transfer.
YOU MUST INDICATE THIS OPTION
ON YOUR APPLICATION.             If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
Note:  Your financial
institution may charge a fee.
------------------------------- -------------------------------------------------------------------------------------------------
ELECTRONIC REDEMPTIONS          Call 1-800-______ to request an electronic redemption.
Your bank must participate in
the Automated Clearing House    If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the
(ACH) and must be a U.S. bank.  same day and the proceeds credited within 8 days.  The Funds impose a fee of $10 on wire redemptions.
Your bank may charge an
additional fee for this
service.
------------------------------- -------------------------------------------------------------------------------------------------



                                            QUESTIONS?
                                            Call 1-800-______ or your investment
                                            representative.
                                            ------------------------------------

SHAREHOLDER INFORMATION

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The maximum withdrawal per year is [12%] of the account value at the time of election. To activate this feature:

         o Make sure you've checked the appropriate box on the Account Application. Or call 1-800-______.

         o        Include a voided personal check.

         o Your account must have a value of [$12,000] or more to start withdrawals.

         o If the value of your account falls below [$1,000], you may be asked to add sufficient funds to bring the account back to [$1,000], or the Fund may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1.       Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include each of the following:

         o Your account address has changed within the last 10 business days [30 DAYS FOR BABSON FUNDS]

         o        The check is not being mailed to the address on your account

         o The check is not being made payable to the owners of the account

         o The redemption proceeds are being transferred to another Fund account with a different registration

         o The redemption proceeds are being wired to bank instructions currently not on your account.

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

TELEPHONE REDEMPTIONS

The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

At times of peak activity it may be difficult to place requests by phone. During those times, consider sending your request in writing.

SHAREHOLDER INFORMATION

WEBSITE REDEMPTIONS

Shareholders of Enterprise Fund, Enterprise Small Cap Fund, Microcap Value Fund, Value Fund and Small Cap International Fund may redeem any amount up to and including $50,000 through the Funds' website. [PROVIDE WEBSITE ADDRESS]

SHORT-TERM TRADING POLICY

The Funds discourage short-term trading in Fund shares. A redemption fee of 2%, payable to the applicable Fund, will be charged for any redemption or exchange of shares within 30 days of their purchase.

REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT

[SHOULD THIS BE 15 DAYS FOR BABSON FUNDS?]

When you have made your investment by check, money order or other cash equivalent (other than wire transfer) your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the means of purchase has cleared (which may take up to 10 business days). You can avoid this delay by purchasing shares by federal funds wire. Note that you will [MAY?] be subject to a 2% redemption fee for any redemption within 30 days of purchase.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below the required minimum initial investment for your Fund (not as a result of market action), the Fund may ask you to increase your balance. If it is still below the applicable minimum after 30 days of receipt of notice of account closure, the Fund may close your account and send you the proceeds at the current NAV. This type of redemption is not subject to CDSC for Class B Shares.

SHAREHOLDER INFORMATION



UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION



DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                                      CLASS A                        CLASS B*                       CLASS I

Sales Charge (Load)         No sales charge for Large     No front-end sales charge. A     No sales charge.
                            Cap Equity, Mid Cap Equity    contingent deferred sales
                            or Small Cap Equity.          charge (CDSC) may be imposed
                            Maximum sales charge of       on shares redeemed within six
                            5.75% for other Funds.  See   years after purchase; shares
                            Schedule below.               automatically convert to Class
                                                          A Shares after 7
                                                          years. Maximum
                                                          investment is
                                                          $250,000.
--------------------------- ----------------------------- -------------------------------- ---------------------------
Distribution and Service    Subject to annual             Subject to annual distribution
(12b-1) Fee                 distribution and              and shareholder servicing fees
                            shareholder servicing fees    of up to 1.00% of the Fund's
                            of up to 0.50% of the         assets
                            Fund's assets.
--------------------------- ----------------------------- -------------------------------- ---------------------------
Fund Expenses               Lower annual expenses than    Higher annual expenses than
                            Class B shares.               Class A and Class C shares

--------------------------- ----------------------------- -------------------------------- ---------------------------
* Class B and Class I shares offering is closed to new investors. Dividends on outstanding Class B and Class I
Shares continue to be reinvested in additional Class B or Class I shares and Class B or Class I shares of a Fund may be exchanged for Class B or Class I shares, respectively, Shares of another Fund.

----------------------------- --------------------------- --------------------------------- --------------------------
                                       CLASS C                        CLASS R                       CLASS S**
----------------------------- --------------------------- --------------------------------- --------------------------
Sales Charge (Load)           [to be determined]          [to be determined]                None
----------------------------- --------------------------- --------------------------------- --------------------------
Distribution and Service      [to be determined]          [to be determined]                None
(12b-1) Fee
----------------------------- --------------------------- --------------------------------- --------------------------
Fund Expenses                 [to be determined]          [to be determined]                Same as Class I
----------------------------- --------------------------- --------------------------------- --------------------------
** Class B and Class I shares offering is closed to new investors. Dividends on outstanding Class B and Class I
Shares continue to be reinvested in additional Class B or Class I shares and Class B or Class I shares of a Fund may be exchanged for Class B or Class I shares, respectively, Shares of another Fund.

FRONT-END SALES CHARGES

Front-end sales charges are imposed on sales of Class A Shares of all Funds except Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund at the following rates:

SHAREHOLDER INFORMATION



--------------------------------------------------------------------------------
FOR PURCHASES UP TO:                         SALES CHARGE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less than $25,000                            5.75%
--------------------------------------------------------------------------------
$25,000 - $49,000                            5.00%
--------------------------------------------------------------------------------
$50,000 - $99,000                            4.50%
--------------------------------------------------------------------------------
$100,000 - $249,000                          3.50%
--------------------------------------------------------------------------------
$250,000 - $499,000                          2.50%
--------------------------------------------------------------------------------
$500,000 $749,000                            2.00%
--------------------------------------------------------------------------------
$750,000 - $999,000                          1.50%
--------------------------------------------------------------------------------
$1,000,000 and over                          0.00%**
--------------------------------------------------------------------------------

**  1.00% CDSC is imposed on redemptions within one year of purchase

SHAREHOLDER INFORMATION



CLASS B
CONTINGENT DEFERRED SALES CHARGE

                                                                                                MID CAP EQUITY FUND,
                                                                                                LARGE CAP EQUITY FUND
                                                                                                         AND
                                                                YEARS SINCE PURCHASE            SMALL CAP EQUITY FUND
Class B shares are offered at NAV, without any up-front                   1                             5.0%
sales charge.  Therefore, all the money you invest is used                2                             4.0%
to purchase Fund shares.  However, if you sell your Class                 3                             3.0%
B shares of a Fund before the sixth anniversary, you will                 4                             2.0%
have to pay a contingent deferred sales charge at the time                5                             1.0%
of redemption.  The CDSC will be based upon the lower of                  6                               0%
the NAV at the time of purchase or the NAV at time of
redemption according to the schedule below.  There is no
CDSC on reinvested dividends or distributions.

If you sell but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

o Class B shares automatically convert to Class A shares of the same Fund after seven years from the end of the month of purchase.

o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

o If you purchase Class B shares of one Fund which you exchange for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

SHAREHOLDER INFORMATION

CLASS B SHARES--CDSC WAIVERS

The CDSC will be waived under certain circumstances, including the following:

o Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

o        Returns of excess contributions to retirement plans.

o Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

o Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

DISTRIBUTION AND SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

         o        The 12b-1 fees vary by share class as follows:

                  o Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. 0.25% of this fee may be used for shareholder servicing. The Distributor has voluntarily agreed to limit Class A plan fees to 0.25% for the Funds until at least April 30, 2004.

                  o Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. The higher Class B plan fees will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

         o The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

         o The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and the remainder for distribution.

Over time, shareholders will pay more than with other types of sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

ADDITIONAL PAYMENTS. The Distributor may make payments, at its expense, to brokers, financial intermediaries and other persons that sell or arrange for the sale of shares of the Funds, as described in the SAI.

SHAREHOLDER INFORMATION                                                EXCHANGES



You can exchange your shares in one Fund for shares of the same class of another Tamarack Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges. [WHAT ABOUT EXCHANGES INTO MONEY MARKET FUNDS?]

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to Tamarack Funds [T/A address] or by calling 1-800-_________. Please provide the following information:

Your name and telephone number

         o        The exact name on your account and account number

         o Taxpayer identification number (usually your Social Security number)

         o        Dollar value or number of shares to be exchanged

         o        The name of the Fund from which the exchange is to be made

         o        The name of the Fund into which the exchange is being made

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

NOTES ON EXCHANGES

Qualified investors in Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund may exchange Class A shares for Class I Shares.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus information for any Fund into which you wish to exchange shares.



                                            QUESTIONS?
                                            Call 1-800-______ or your investment
                                            representative.
                                            ------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES



Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid quarterly. Capital gains are distributed at least annually.

Redemptions of shares and an exchange of shares are each considered a sale, and any related gains may be subject to applicable taxes.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

ORGANIZATIONAL STRUCTURE

Tamarack Funds Trust was organized as a Delaware statutory trust on [DECEMBER 16, 2003]. Overall responsibility for the management of the Funds is vested in the Board of Trustees. The Tamarack Equity Funds described in this prospectus were reorganized as series of Tamarack Funds Trust effective [MARCH 31, 2004]. Prior to the Reorganization, Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund were series of RBC Funds, Inc.; Value Fund, Enterprise Fund, Enterprise Small Cap Fund and Microcap Value Fund were, respectively, Babson Value Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise II Fund, Inc. and Shadow Stock Fund, Inc.; Small Cap International Fund was a series of J&B Funds. There were no changes to the Funds' investment objectives, strategies or fee structure as a result of the reorganization. The Funds' fundamental investment objectives, however, have been revised to make them more flexible and to eliminate provisions no longer required by applicable law. Unless otherwise noted, information contained in this prospectus regarding Fund fees and expenses prior to [MARCH 31, 2004] relates to the Funds prior to the reorganization.

FINANCIAL HIGHLIGHTS



                              FINANCIAL HIGHLIGHTS
[REVISE ENTIRE SECTION TO UPDATE AND ADD FINANCIAL STATEMENTS FOR NON-RBC FUNDS]

The Financial Highlights Table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended April 30, 2003 has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Information for periods ended April 30, 2002, April 30, 2001, April 30, 2000 and April 30, 1999 were audited by the Funds' previous auditors.

FINANCIAL HIGHLIGHTS

                                                     INVESTMENT ACTIVITIES                            DIVIDENDS
                                           -----------------------------------   ------------------------------------------------
                                                           NET
                                                        REALIZED
                                                           AND
                                                       UNREALIZED
                             NET ASSET        NET         GAINS       TOTAL
                               VALUE,      INVESTMENT    (LOSSES)     FROM          NET                     NET
                            BEGINNING OF     INCOME        ON       INVESTMENT   INVESTMENT  RETURN OF   REALIZED       TOTAL
                                YEAR         (LOSS)    INVESTMENTS  ACTIVITIES     INCOME     CAPITAL      GAINS    DISTRIBUTIONS
                            ------------   ----------  -----------  ----------   ----------  ---------   --------   -------------
LARGE CAP EQUITY FUND
Year Ended April 30, 2003      $9.87            -          (1.53)       (1.53)      (0.01)       -           -         (0.01)
Year Ended April 30, 2002      12.02           (0.02)      (2.13)       (2.15)     (a)         (a)           -          -
Year Ended April 30, 2001      15.56           (0.04)      (2.55)       (2.59)       -           -          (0.95)     (0.95)
Year Ended April 30, 2000      13.81           (0.02)       2.03         2.01       (0.01)       -          (0.25)     (0.26)
Year Ended April 30, 1999      12.60            0.10        2.19         2.29       (0.10)       -          (0.98)     (1.08)
MID CAP EQUITY FUND
Year Ended April 30, 2003     $11.73           (0.03)      (2.15)       (2.18)       -           -          (0.09)     (0.09)
Year Ended April 30, 2002      11.99           (0.01)       0.67         0.66       (0.01)       -          (0.091)    (0.92)
Year Ended April 30, 2001      14.02            0.01        0.98         0.99       (0.01)       -          (3.01)     (3.02)
Year Ended April 30, 2000      15.33           (0.02)       2.69         2.67        -           -          (3.98)     (3.98)
Year Ended April 30, 1999      16.14            0.03        1.15         1.18       (0.04)       -          (1.95)     (1.99)
SMALL CAP EQUITY FUND
Year Ended April 30, 2003     $12.32           (0.12)      (2.09)       (2.21)       -           -           -          -
Year Ended April 30, 2002      11.56           (0.11)       1.04         0.93        -           -          (0.17)     (0.17)
Year Ended April 30, 2001      12.50           (0.11)       0.08        (0.03)       -           -          (0.91)     (0.91)
Year Ended April 30, 2000      12.69           (0.09)       2.31         2.22        -           -          (2.41)     (2.41)
Year Ended April 30, 1999      14.99           (0.06)      (1.20)       (1.26)       -           -          (1.04)     (1.04)

------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Less than $0.01 per share.
(b) For the period from May 11, 1999 (commencement of operations) to April 30, 2000.
(c) Not annualized.
(d) Annualized.

                                                                  CLASS A SHARES



                                                               RATIOS/SUPPLEMENTARY DATA
                                    ----------------------------------------------------------------------------------
                                                                      RATIO OF NET
                                                        RATIO OF       INVESTMENT        RATIO OF
                                   NET ASSETS,         EXPENSES OF     INCOME (LOSS)     EXPENSES TO
NET ASSET VALUE,                   END OF YEAR         AVERAGE NET    TO AVERAGE NET     AVERAGE NET      PORTFOLIO
   END OF YEAR      TOTAL RETURN     (000,S)              ASSETS          ASSETS           ASSETS*        TURNOVER**
----------------    ------------   -----------         -----------    --------------     -----------      ----------
     $8.01             (16.21)%      $2,085                2.21%          (0.80)%         (b)               90%
      9.56             (18.50)%       3,865                2.09%          (0.89)%         (b)               33%
     11.73             (17.85)%       5,990                2.00%          (1.03)%         (b)               31%
     15.32              13.72%        7,703                2.00%          (0.94)%         (b)               63%
     13.70              18.76%        4,138                1.90%          (0.09)%           2.01%          114%

     $8.75             (19.26)%      $7,416                2.15%          (1.12)%         (b)               28%
     10.95               5.31%       14,619                2.12           (0.90)%         (b)               19%
     11.32               5.12%       16,514                2.06%          (0.66)%         (b)               66%
     13.47              20.31%       17,209                2.06%          (0.90%          (b)               61%
     14.97               8.79%       19,269                2.04%          (0.55)%         (b)              142%

     $9.591            (18.52)%      $2,171                2.45%          (1.87)%         (b)              120%
     11.77               7.30%        3,483                2.36%          (1.73)%         (b)               31%
     11.14              (1.20)%       4,159                2.24%          (1.60)%         (b)               71%
     12.17              19.09%        4,578                2.21%          (1.53)%         (b)              258%
     12.50              (8.79)%       5,108                2.23%          (1.19)%         (b)              130

FINANCIAL HIGHLIGHTS



                                                INVESTMENT ACTIVITIES                           DIVIDENDS
                          ---------------------------------------------------- -------------------------------------------------
                                                          NET
                                                       REALIZED
                                                          AND
                                                      UNREALIZED
                            NET ASSET         NET        GAINS       TOTAL
                              VALUE,      INVESTMENT   (LOSSES)      FROM          NET                   NET
                           BEGINNING OF     INCOME        ON       INVESTMENT  INVESTMENT  RETURN OF   REALIZED       TOTAL
                               YEAR         (LOSS)    INVESTMENTS  ACTIVITIES    INCOME     CAPITAL      GAINS    DISTRIBUTIONS
                           ------------   ----------  -----------  ----------- ----------  ---------   --------   -------------
LARGE CAP EQUITY FUND
Year Ended April 30, 2003      $9.56        (0.08)      (1.47)       (1.55)     (a)           -           -
Year Ended April 30, 2002      11.73        (0.10)      (2.07)       (2.17)       -           -           -          -
Year Ended April 30, 2001      15.32        (0.14)      (2.50)       (2.64)       -           -          (0.95)     (0.95)
Year Ended April 30, 2000      13.70        (0.11)       1.98         1.87        -           -          (0.25)     (0.25)
Year Ended April 30, 1999      12.55        (0.01)       2.20         2.19       (0.06)       -          (0.98)     (1.04)
MID CAP EQUITY FUND
Year Ended April 30, 2003     $10.95        (0.13)      (1.98)       (2.11)       -           -          (0.09)     (0.09)
Year Ended April 30, 2002      11.32        (0.10)       0.64         0.54        -           -          (0.91)     (0.92)
Year Ended April 30, 2001      13.47        (0.08)       0.94         0.86        -           -          (3.01)     (3.02)
Year Ended April 30, 2000      14.97        (0.13)       2.61         2.48        -           -          (3.98)     (3.98)
Year Ended April 30, 1999      15.88        (0.07)       1.12         1.05       (0.01)       -          (1.95)     (1.96)
SMALL CAP EQUITY FUND
Year Ended April 30, 2003     $11.77        (0.21)      (1.97)       (2.18)       -           -           -          -
Year Ended April 30, 2002      11.14        (0.19)       0.99         0.80        -           -          (0.17)     (0.17)
Year Ended April 30, 2001      12.17        (0.19)       0.07        (0.12        -           -          (0.91)     (0.91)
Year Ended April 30, 2000      12.50        (0.20)       2.28         2.08        -           -          (2.41)     (2.41)
Year Ended April 30, 1999      14.90        (0.14)      (1.22)       (1.36)       -           -          (1.04)     (1.04)

*   Excludes contingent deferred sales charge for Class B.
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Less than $0.01 per share.
(b) For the period from June 12, 2000 (commencement of operations) to April 30, 2001.
(c) Not annualized.
(d) Annualized.

                                                                  CLASS B SHARES



                                                                 RATIOS/SUPPLEMENTARY DATA
                                    ----------------------------------------------------------------------------------
                                                                      RATIO OF NET
                                                        RATIO OF       INVESTMENT        RATIO OF
                                      NET ASSETS,     EXPENSES OF     INCOME (LOSS)     EXPENSES TO
NET ASSET VALUE,                      END OF YEAR     AVERAGE NET    TO AVERAGE NET     AVERAGE NET      PORTFOLIO
   END OF YEAR      TOTAL RETURN        (000,S)          ASSETS          ASSETS           ASSETS*        TURNOVER**
----------------    ------------      -----------     -----------    --------------    ------------      ----------
     $8.33             (15.53)%          $7,686           1.46%          (0.07)%           1.71%             90%
      9.87             (17.87)%           9,906           1.34%          (0.14)%           1.59%             33%
     12.02             (17.24)%          14,126           1.25%          (0.28)%           1.50%             31%
     15.56              14.63%           19,044           1.25%          (0.22)%           1.50%             63%
     13.81              19.58%            2,335           1.14%          (0.72)%           1.51%            114%

     $9.46             (18.58)%         $48,806           1.40%          (0.37)%           1.65%             28%
     11.73               5.99%           55,143           1.37%          (0.22)%           1.62%             19%
     11.99               5.92%           28,312           1.31%          (0.09)%           1.56%             66%
     14.02              21.15%           30,374           1.31%          (0.17)%           1.561%            61%
     15.33               8.59%           14,034           1.28%          (0.20)%           1.53%            142%

    $10.11             (17.94)%          $4,359           1.70%          (1.12)%           1.95%            120%
     12.32               8.17%            6,069           1.61%          (0.99)%           1.86%             31%
     11.56              (0.43)%           5,870           1.49%          (0.85)%           1.74%             71%
     12.50              19.97%            6,881           1.46%          (0.80)%           1.71%            258%
     12.69              (8.05)%           3,046           1.48%          (0.43)%           1.73%            130

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TAMARACK FUNDS



                                            TAMARACK FUNDS
                                            NOTICE OF PRIVACY POLICY & PRACTICES

The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers.(1)

COLLECTION OF CUSTOMER          We collect nonpublic personal information about
INFORMATION                     our customers from the following sources:

                                    o  ACCOUNT APPLICATIONS AND OTHER FORMS,
                                       which may include a customer's name,
                                       address, social security number, and
                                       information about a customer's
                                       investment goals and risk tolerance;

                                    o  ACCOUNT HISTORY, including information
                                       about the transactions and balances in
                                       a customer's accounts; and

                                    o  CORRESPONDENCE, written, telephonic or
                                       electronic between a customer and the
                                       Tamarack Funds or service providers to
                                       the Tamarack Funds.

DISCLOSURE OF CUSTOMER          We may disclose all of the information described
INFORMATION                     above to certain third parties who are not
                                affiliated with the Tamarack Funds under one or more of these circumstances:

                                    o  AS AUTHORIZED - if you request or
                                       authorize the disclosure of the
                                       information.

                                    o  AS PERMITTED BY LAW - for example,
                                       sharing information with companies who
                                       maintain or service customer accounts
                                       for the Tamarack Funds is permitted and
                                       is essential for us to provide
                                       shareholders with necessary or useful
                                       services with respect to their accounts.

                                    o  UNDER JOINT AGREEMENTS - we may also
                                       share information with companies that
                                       perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER            We require service providers to the Tamarack
INFORMATION                     Funds:

                                    o  to maintain policies and procedures
                                       designed to assure only appropriate
                                       access to, and use of information about
                                       customers of, the Tamarack Funds; and

                                    o  to maintain physical, electronic and
                                       procedural safeguards that comply with
                                       federal standards to guard nonpublic
                                       personal information of customers of the Tamarack Funds.



------------------------------
(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to the Tamarack Funds, but do not invest in shares of the Tamarack Funds.

                      This is not part of the Prospectus.

TAMARACK FUNDS



We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of RBC Funds.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                                 Tamarack Funds
                                 P.O. BOX 182485
                            Columbus, Ohio 43218-2485
                            Telephone: 1-800-442-3688
--------------------------------------------------------------------------------

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov
-----------

BY ELECTRONIC REQUEST:

publicinfo@sec.gov
------------------



Investment Company Act File No. 811-8384.

                                 TAMARACK FUNDS

                         TAMARACK GOVERNMENT INCOME FUND
                          TAMARACK QUALITY INCOME FUND
                          TAMARACK TAX-FREE INCOME FUND
                   TAMARACK NORTH CAROLINA TAX-FREE BOND FUND







INVESTMENT ADVISER
VOYAGEUR ASSET
MANAGEMENT INC.
100 South Fifth St. Suite 2300
Minneapolis, MN 55402




                                                              FIXED INCOME FUNDS
                                                                      PROSPECTUS
QUESTIONS?                                                        March 31, 2004
Call 1-800-_________________
or Your Investment Representative.                  CLASS A, CLASS B AND CLASS C
                                                 CLASS I AND CLASS R AND CLASS S




AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NOTICE OF PRIVACY POLICY AND PRACTICES OF THE FUNDS IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT CONSIDERED TO BE PART OF THE PROSPECTUS.

                                TABLE OF CONTENTS


                                                       RISK/RETURN SUMMARY AND FUND EXPENSES
THIS PROSPECTUS DESCRIBES THE FOLLOWING                GOVERNMENT INCOME FUND, QUALITY
FIXED INCOME FUNDS OFFERED BY THE                      INCOME FUND, TAX-FREE INCOME
TAMARACK FUNDS ("FUNDS"). CAREFULLY                    FUND AND NORTH CAROLINA TAX-FREE
REVIEW THIS IMPORTANT SECTION, WHICH                   BOND FUND
SUMMARIZES EACH FUND'S INVESTMENTS,
RISKS, PAST PERFORMANCE, AND FEES.
                                                        -------------------------------------------------------
                                                  3-17  Investment Objectives, Principal Investment Strategies
                                                        o        3  Government Income Fund
                                                        o        7  Quality Income Fund
                                                        o        11 Tax-Free Income Fund
                                                        o        14 North Carolina Tax-Free Bond Fund
                                                  18    Fees and Expenses

                                                        ADDITIONAL INFORMATION
---------------------------------------------------------------------------------------------------------------
                                                  24    Investing for Temporary Defensive Purposes
                                                  24    Risk Profile
                                                  25    Overview of Risks of the Funds

                                                        FUND MANAGEMENT
---------------------------------------------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON THE PEOPLE     26    Investment Adviser
AND ORGANIZATIONS WHO OVERSEE THE FUNDS. THE      26    Sub-Adviser
FUNDS ARE MANAGED BY VOYAGER ASSET MANAGEMENT     26    Portfolio Managers
INC. ("VOYAGER" OR THE "ADVISER").                26    Other Service Providers

                                                        SHAREHOLDER INFORMATION
---------------------------------------------------------------------------------------------------------------
Review this section for details on how shares     28    Pricing of Fund Shares
are valued, how to purchase, sell and exchange    29    Purchasing and Adding to Your Shares
shares, related charges and payments of           33    Selling Your Shares
dividends and distributions.                      35    General Policies on Selling Shares
                                                  37    Distribution Arrangements/Sales Charges
                                                  39    Distribution and Service (12b-1) Fees
                                                  40    Exchanging Your Shares
                                                  41    Dividends, Distributions and Taxes

                                                        FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------
                                                  42

                                                        BACK COVER
---------------------------------------------------------------------------------------------------------------
                                                        Where to Learn More About the Funds

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE. Relatively high current income consistent with relative stability of principal and safety.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund's investments are primarily in securities guaranteed by U.S. government agencies, including mortgage backed securities. Mortgage-backed securities issued by the Government National Mortgage Association are backed by the full faith and credit of the U.S. Treasury. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation and by Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Treasury, but are supported by the credit of the issuing agency and the right of the issuing agency to borrow from the U.S. Treasury, subject to certain limits. Obligations of the Federal National Mortgage Association are supported by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations. (See "Quality Income Fund," below for a description of other types of U.S. Government securities.) In general, the Fund's investments will have maximum maturities of ten years, or in the case of mortgage-backed securities, a maximum average life of 10 years. As of April 30, 2003, the Fund's weighed average maturity was 4.4 years. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, to the Fund's Adviser pursues the Fund's investment objective by actively managing portfolio maturity and security selection by considering economic and market conditions. While short-term interest rate bets are avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed income market sectors.

To permit desirable flexibility, the Fund has authority to invest a portion of its assets in corporate debt securities rated A or better by Standard and Poor's ("S&P") or Moody's Investor Services ("Moody's) (for deemed or comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-1 or better by S&P or Prime -1 or better by Moody's (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1 billion; and repurchase agreements with respect to securities in which the Fund is authorized to invest. The Fund may engage in transactions designed to hedge its portfolio against negative market movements.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may also sell a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance and cause additional taxable gains to shareholders.

A full discussion of all permissible investments can be found in the SAI.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. There is no guarantee that the Fund will meet its goal. It is

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or its issuer, the higher the level of credit risk. Certain securities in which the Fund invests are not backed by the full faith and credit of the U.S. Government.

HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

MARKET RISK. Market risk means that the bond market fluctuates in general, which may affect the performance of any individual fixed income security.

SELECTION RISK. Selection Risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

PREPAYMENT AND EXTENSION RISK. When interest rates decline, the Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, the Fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level or prepayments will not occur, resulting in a longer effective maturity of the security. As a result, the value of such securities may decline.

CALL RISK. Call risk is the chance that during periods of calling interest rates, a bond issuer will "call" - or repay - a high yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risks is generally higher for longer-term bonds.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Government Income Fund by showing its performance (before and after taxes) from year to year and as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Index in the table below, is an unmanaged index comprised of U.S. Treasury issues and debt of U.S. Government agencies guaranteed by the U.S. Government. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[FOLLOWING TABLES TO BE UPDATED]

                        PERFORMANCE BAR CHART AND TABLE*
           Year-by-Year Total Returns as of 12/31 for Class A Shares** (Both the chart and the table assume reinvestment of dividends and distributions).

                                  [BAR CHART]

6.46    -1.91    13.23     2.5    7.07    7.2     0.64    9.33    7.77    9.11
------------------------------------------------------------------------------
1993     1994     1995     1996   1997    1998    1999    2000    2001    2002


Best quarter:             Q3        2001          4.80%
Worst quarter:            Q1        1994         -1.47%
--------------------------------------------------------

For the period January 1, 2003 through March 31, 2003, the aggregate (non-annualized) total return of the Fund's Class A Shares was 0.92%.

PERFORMANCE TABLE

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

[UPDATE FOR DECEMBER 31, 2003]

Average Annual Total Returns (for the period ending December 31, 2002)                 Past     Past 5    Past 10
                                                                                       Year     Years     Years
Class A Before Taxes**                                                                 9.11%    6.76%     6.05%

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



Class A After Taxes on Distributions                                                   7.45%    4.59%     n/a
Class After Taxes on Distributions and Sale of Shares                                  5.54%    4.35%     n/a
Class B Before Taxes (with applicable CDSC)***                                         5.57%    6.08%     5.54%
Lehman Brothers Intermediate Government Index                                          9.63%    7.44%     6.91%

--------------------------------------------------------------------------------
* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
** Prior to November 1, 2001, the Fund's Class A Shares were sold subject to a front-end sales charge.
***      Class B Shares offering is closed to new investors.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



QUALITY INCOME FUND

INVESTMENT OBJECTIVES.  Current income and capital appreciation.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or by its agencies or instrumentalities) and investment grade corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. ("Investment grade" refers to the four highest rating categories of a nationally recognized statistical rating organization ("Rating Agency").) Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S.
Government, such as securities issued by GNMA. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal Home Loan Mortgage Corp., Tennessee, Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks. At least 70% of the Fund's total assets will be invested in fixed income securities rated at the time of purchase in one of the three highest categories by a Rating Agency (or unrated securities determined to be comparable in quality). The Fund primarily focuses on maximizing current income. However, the Fund also may purchase fixed income securities that the Adviser believes have potential for capital appreciation in an attempt to achieve a high level of total return. Up to 15% of the Fund's total assets may be invested in high-yield obligations and/or obligations of emerging market countries. The Fund also seeks to increase its total return by shortening the average maturity of its portfolio when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines. The Fund expects to maintain a dollar-weighted average portfolio maturity between five and fifteen years. The Adviser diversifies the Fund's holdings among sectors it considers favorable and reallocates assets in response to actual and expected market and economic changes.

In selecting individual securities, the Adviser considers various factors, including outlook for the economy and anticipated changes in interest rates and inflation, securities that appear to be inexpensive relative to other comparable securities, and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security.

The Fund may sell a security if it falls below the minimum credit quality required for purchase, but it is not required to do so. In addition, the Fund's portfolio turnover may exceed 100%. A high rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders.

A full discussion of all permissible investments can be found in the SAI.

PRINCIPAL RISKS.

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute as balanced investment program. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



INTEREST RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or its issuer, the higher the level of credit risk. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money. The Fund may also invest up to 15% of its assets in obligations rated below investment grade. Securities rated Ba or BB or lower by Moody's or S&P, respectively, often referred to as "junk bonds," are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal.

FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets. These risks may be particularly great in securities of emerging market countries and may also include risks of (a) nationalization, (b) prohibitions on repatriation of assets, (c) less protection of property rights,
(d) non-diversified economies that are particularly vulnerable to changes in global trading patterns, and (e) extreme and volatile debt burdens and inflation rates.

MARKET RISK. Market risk means that the bond market fluctuates in general, which may affect the performance of any individual fixed income security.

SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

PREPAYMENT AND EXTENSION RISK. When interest rates decline, the Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such prepayment occurs, the Fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result the value of such securities may decline.

CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" - or repay - a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effect may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



HIGH PORTFOLIO TURNOVER. A high portfolio turnover rate generally involves higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Quality Income Fund by showing performance (before and after taxes) of its first full year of operation and as compared to a broad-based securities index. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brother Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, Corporate bond issues and mortgage backed securities. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance (before and after taxes) does not indicated how the Fund will perform in the future.

[ALL CHARTS/TABLES TO BE UPDATED]

                        PERFORMANCE BAR CHART AND TABLE*
           Year-by-Year Total Returns as of 12/31 for Class A Shares**
         (Both the chart and the table assume reinvestment of dividends and distributions).

                                  [BAR CHART]

11.41    5.36     6.8
----------------------
2000     2001     2002


Best quarter:             Q4        2000          4.71%
Worst quarter:            Q1        2002         -1.28%
--------------------------------------------------------

For the period January 1, 2003 through March 31, 2003, the aggregate (non-annualized) total return of the Fund's Class A Shares was 1.43%.

PERFORMANCE TABLE

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary.


Average Annual Total Returns (for the period ending December 31, 2002)                 Past         Since Inception
                                                                                       Years            5/11/99
Class A Before Taxes**                                                                      6.80%        6.20%
Class A After Taxes on Distributions                                                        4.91%        3.95%
Class After Taxes on Distributions and Sale of Shares                                       4.15%        3.84%
Class B Before Taxes (with applicable CDSC)***                                              3.26%        6.75%
Lehman Brothers Aggregate Bond Index                                                       10.27%        8.00%

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



--------------------------------------------------------------------------------
* Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
** Prior to November 1, 2001, the Fund's Class A Shares were sold subject to a front-end sales charge.
***      Class B Shares offering is closed to new investors.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE. Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards.

PRINCIPAL INVESTMENT STRATEGIES. The Fund intends to offer shares the income from which is substantially exempt from federal income tax. The Fund invests, under normal circumstances, at least 80% of it net assets (measured at the time of investment), plus any borrowings for investment purposes, in municipal securities, such as bonds and other debt instruments issued by or on behalf of states, territories and possessions of the United States, including their subdivisions, authorities, agencies and instrumentalities, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal income tax and any alternative minimum tax. The Fund will have an expected weighted average maturity between ten and twenty-five years, and securities will, at the time of purchase, have maturities in excess of five years. The Fund's investments, at the time of purchase, also will meet the following standards.

o At least 90% of the Fund's municipal bond investments will be rated within the three top rating categories of Moody's (Aaa, Aa or A) or Standard & Poor's (R) (AAA, AA or A).
o The Fund's investments in short-term municipal obligations and notes will be (1) backed by the full faith and credit of the United States; or (2) rated MIG-1, MIG-2 or MIG-3 by Moody's; or (3) rated A-1 or A-2 by Standard & Poor's (R); or (4) if unrated short-term, the issuer's long-term bond rating must be at least A as determined by Moody's or Standard & Poor's (R).
o The Fund may invest in cash or short-term money market obligations (including taxable money market obligations on a temporary basis) that are rated in the top two categories (A-1/Prime-1 or A-2/Prime-2).

The Fund normally invests for the long term, consistent with its strategy as described above, but the Fund may sell a security at any time that the Adviser considers it to be an unfavorable investment.

A full discussion of all permissible investments for the Fund can be found in the Funds' SAI.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is not guarantee the Fund will meet its goal. It is possible to lose money by investing in the Fund.

INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or issuer, the higher the level of credit risk.

MARKET RISK. Market risk means that the bond market in general fluctuates, which may affect the performance of any individual fixed income security.

SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Tax-Free Income Fund by showing its performance (before and after taxes) from year to year and as compared to broad-based securities indices. The Lehman Brother Municipal Bond Index, in the table below, is [DESCRIBE]. The Index reflects no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[ALL CHARTS/TABLES TO BE UPDATED]

                        PERFORMANCE BAR CHART AND TABLE
                    YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
         (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS
                              AND DISTRIBUTIONS.)

                                [TO BE REVISED]

                                  [BAR CHART]

22.47%            31.66%   8.90%   10.41%   10.70%   -1.70%   -18.05%
--------------------------------------------------------------------------
1995      1996    1997     1998    1999     2000     2001     2002    2003


Best quarter:    Q__   ____   ___%
Worst quarter:   Q__  ____   ___%
---------------------------------------

For the period __________ through __________, the aggregate (non-annualized) total return of the Fund's Shares was _____%.


PERFORMANCE TABLE
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


----------------------------------------------------------------------------------------------------------------------
                                                                          PAST       PAST 5 YEARS      PAST 10 YEARS
                                                                          YEAR
----------------------------------------------------------------------------------------------------------------------
Before Taxes
----------------------------------------------------------------------------------------------------------------------
After Taxes on Distributions
----------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Shares
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index
----------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



RBC NORTH CAROLINA TAX-FREE BOND FUND

INVESTMENT OBJECTIVE. High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in obligations issued by the State of North Carolina, its political subdivisions, and their agencies and instrumentalities, the income from which, in the opinion of the issuer's bond counsel, is exempt from regular federal and North Carolina personal income taxes. As a fundamental policy, the Fund must normally (i.e., at times other than when investing for temporary, defensive purposes), invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities producing income that is not subject to either regular federal income tax or North Carolina state income taxation. However, the Fund will attempt to provide income that is fully free from regular federal and North Carolina personal income tax as well as from federal alternative minimum tax ("AMT"). The Fund must, under normal market conditions, have at least 80% of the Fund's net assets invested in municipal obligations issued by the State of North Carolina or its political subdivisions and at least 80% of its total assets invested in bonds, although it expects generally to have higher portions invested in those instruments. The Fund's policy to have 80% of its net assets in bonds is non-fundamental and the Fund will provide notice to shareholders at least 60 days prior to any change to this policy. No security in the Fund will have a remaining maturity of more than fifteen years.

The Fund will purchase securities rated at least A or SP-1 by S&P or A or MIG-1 by Moody's or other rated or unrated securities of comparable quality. The Fund may invest up to 20% of its assets in: AMT obligations (10% maximum); municipal obligations issued by states or their political sub-divisions other than North Carolina; U.S. Government securities; bank obligations; commercial paper; money market funds; other taxable debt obligations and cash reserves; and repurchase agreements. The Fund may temporarily invest up to 50% of its assets in taxable and AMT investments under unusual market conditions. The Fund may engage in transactions designed to hedge its portfolio against negative market movements.

The Adviser varies the average portfolio maturity and reallocates its investments from time to time in response actual and expected interest rate movements as well as other market and economic conditions.

The Fund may also sell a security if it falls below the minimum credit quality required for purchase.

A full discussion of all permissible investments can be found in the SAI.

PRINCIPAL RISKS

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or its issuer, the higher the level of credit risk. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the three highest rating categories.

MARKET RISK. Market risk means that the bond market fluctuates in general, which may affect the performance of any individual income security.

SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

STATE SPECIFIC RISK. Because the Fund invests primarily in securities issued by North Carolina and its municipalities, it is more vulnerable to unfavorable political, economic or regulatory factors that may impair the ability of North Carolina issuers to pay interest or repay principal on their debt obligations than a fund that invests in obligations of many different states.

CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" - or repay - a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effect may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the North Carolina Tax Free Bond Fund by showing its performance (before and after taxes) from year to year and as compared to a broad-based securities index. The Lehman Brothers Five-Year Obligation Municipal Bond Index ("Lehman 5 yr G.O. Muni Index") is an unmanaged index of debt obligations issued by municipalities. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

[ALL TABLES/CHARTS TO BE UPDATED]

                        PERFORMANCE BAR CHART AND TABLE*
           Year-by-Year Total Returns as of 12/31 for Class A Shares**
         (Both the chart and the table assume reinvestment of dividends and distributions).

                                  [BAR CHART]

7.7     -4.22    12.27    2.52    8.03    5.59    -1.6    7.89    4.21    8.45
------------------------------------------------------------------------------
1993     1994     1995    1996    1997    1998    1999    2000    2001    2002


Best quarter:             Q1        1995          4.61%
Worst quarter:            Q1        1994         -3.57%
--------------------------------------------------------

For the period January 1, 2003 through March 31, 2003, the aggregate (non-annualized) total return of the Fund's Class A Shares was 0.56%.

PERFORMANCE TABLE

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The table shows after-tax returns for Class A shares. After-tax returns for other classes will vary. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

Average Annual Total Returns (for the period ending December 31, 2002)                 Past     Past 5    Past 10
                                                                                       Year     Years     Years
Class A Before Taxes**                                                                 8.45%    4.85%     4.97%
Class A After Taxes on Distributions                                                   8.36%    4.75%     n/a

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



Class After Taxes on Distributions and Sale of Shares                                  6.64%    4.63%     n/a
Class B Before Taxes (with applicable CDSC)***                                         5.01%    4.19%     4.50%
Lehman 5 yr G.O. Muni Index                                                            9.00%    5.91%     5.88%

--------------------------------------------------------------------------------
* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
** Prior to November 1, 2001, the Fund's Class A Shares were sold subject to a front-end sales charge.
***      Class B Shares offering is closed to new investors.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fixed Income Funds.

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS


                                                                    GOVERNMENT INCOME FUND

                                           CLASS A      CLASS B      CLASS C       CLASS I      CLASS R      CLASS S
---------------------------------------- ------------ ------------- ----------- -------------- ---------- --------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)
Maximum Sales Charge (Load)                 None          None         None         None         None         None
   Imposed on
   Purchases (as a % of offering price)
Maximum Deferred Sales Charge (Load)(1)     1.00%(6)       3.00%        1.00%       None         None         None
   (as a % of offering or sales price,
   whichever is less)
Redemption Fee (9)                           2.0%           2.0%         2.0%        2.0%         2.0%         2.0%

ANNUAL FUND OPERATING EXPENSES             _____%                     _____%       _____%       _____%       _____%
   (expenses that are deducted from
   Fund assets)

Management fees                            _____%                     _____%       _____%       _____%       _____%
Distribution (12b-1) fees(2, 3)             0.25%          1.00%       1.00%         None         0.50%        None
Other expenses(4)                          _____%                     _____%       _____%       _____%       _____%
Total Annual Fund Operating
Expenses(3,4)                              _____%                     _____%       _____%       _____%       _____%


                                                                      QUALITY INCOME FUND

                                          CLASS A       CLASS B*     CLASS C      CLASS I       CLASS R      CLASS S
--------------------------------------- ------------- ------------- ----------- ------------- ------------ -------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load)                None          None         None         None         None          None
   Imposed on
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)     1.00%(6)      3.00%        1.00%(8)     None         None          None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee (9)                           2.0%          2.0%         2.0%         2.0%         2.0%          2.0%
ANNUAL FUND OPERATING EXPENSES             _____%        _____%       _____%       _____%       _____%        ____%
   (expenses that are deducted from
   Fund assets)

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



Management fees                            _____%        _____%       _____%       _____%       _____%        _____%
Distribution (12b-1) fees(2, 3)             O.25%         1.00%        1.00%        None         0.50%         None
Other expenses(4)                          _____%        _____%       _____%       _____%       _____%        _____%
Total Annual Fund Operating                _____%        _____%       _____%       _____%       _____%        _____%
Expenses(3, 4)

                                                             TAX-FREE INCOME FUND

                                           CLASS A          CLASS C         CLASS R         CLASS S
--------------------------------------- --------------- ---------------- --------------- ---------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load)                  3.75%(7)        None            None            None
   Imposed on
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)      1.00%(6)        1.00%(8)        None            None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee (9)                            2.0%            2.0%             2.0%            2.0%
ANNUAL FUND OPERATING EXPENSES              _____%          _____%           _____%          _____%
   (expenses that are deducted from
   Fund assets)

Management fees                             _____%          _____%           _____%          _____%
Distribution (12b-1) fees(2, 3)              0.25%           1.00%            0.50%           None
                                            _____%          _____%           _____%          _____%
Total Annual Fund Operating                 _____%          _____%           _____%          _____%
Expenses(3, 4, 5)


                                                              NORTH CAROLINA TAX-FREE BOND FUND

                                        CLASS A     CLASS B*      CLASS C      CLASS I       CLASS R       CLASS S
-------------------------------------- ----------- ------------ ------------ ------------- ------------- -------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)

Maximum Sales Charge (Load)              None        None         None          None          None          None
   Imposed on
   Purchases (as a % of offering
   price)
Maximum Deferred Sales Charge (Load)(1)  1.00%(6)    3.00%        1.00%(8)      None          None          None
   (as a % of offering or sales
   price, whichever is less)
Redemption Fee (9)                        2.0%        2.0%         2.0%          2.0%          2.0%          2.0%

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



ANNUAL FUND OPERATING EXPENSES           _____%      _____%       _____%        _____%        _____%        _____%
   (expenses that are deducted from
   Fund assets)

Management fees                          _____%      _____%       _____%        _____%        _____%        _____%
Distribution (12b-1) fees(2, 3)           0.25%       1.00%        1.00%         None          0.50%         None
Other expenses(4)                        _____%      _____%       _____%        _____%        _____%        _____%
Total Annual Fund Operating              _____%      _____%       _____%        _____%        _____%        _____%
Expenses(3, 4)

(1) A contingent deferred sales charge ("CDSC") on Class B shares declines over five years starting with year one and ending in year six as follows:
       5%, 4%, 3%, 2%, 1%, 0%. A CDSC of 1.00% is imposed on redemptions of Class A shares in accounts over $1,000,000.
(2) Distribution (12b-1) fees can cause a long-term shareholder to pay more than the maximum initial sales charge permitted by the NASD.
(3) Total annual fund operating expenses presented above do not account for voluntary waivers of distribution (12b-1) fees of the Class A shares. These voluntary waivers would reduce, if reflected in the calculations, total annual fund operating expenses for Class A shares of the Government Income Fund, Quality Income Fund and North Carolina Tax-Free Income Fund to _____%, _____% and ____%, respectively.
(4)    Based on estimated expenses for the current fiscal year.
(5) The Adviser has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of Tax-Free Income Fund's Net Annual Fund Operating Expenses to 0.99% until May 1, 2005.
(6) Imposed on redemptions from accounts of $1,000,000 or more that paid no front-end sales charge.
(7) Sales charges decline for purchases of $100,000 or more. See "Distribution Arrangements/Sales Charges - Front-End Sales Charges," below.
(8)    Imposed on redemptions from accounts under $500,000.
(9) A 2% fee is imposed on redemptions or exchanges within 30 days of purchase. Additionally, a $10 fee will be imposed on non-periodic withdrawals or terminations from Tamarack IRAs. A $10 fee is imposed on wire redemptions.
* Class B, Class I and Class S Shares offerings are closed to new investors.


EXAMPLE: THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FIXED INCOME FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUMES:

         O        $10,000 INVESTMENT

         O        5% ANNUAL RETURN AND REINVESTMENT OF DIVIDENDS AND
                  DISTRIBUTIONS

         O        REDEMPTION AT THE END OF EACH PERIOD

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



                                                                     GOVERNMENT INCOME FUND

                                          CLASS A       CLASS B       CLASS C*      CLASS I      CLASS R      CLASS S
------------------------------------------------------------------------------------------------------------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase


                                                                      QUALITY INCOME FUND

                                          CLASS A       CLASS B*     CLASS C      CLASS I       CLASS R      CLASS S
------------------------------------------------------------------------------------------------------------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase

                                                                      TAX-FREE INCOME FUND

                                          CLASS A      CLASS C      CLASS R     CLASS S
------------------------------------------------------------------------------------------------------------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase

                                                                NORTH CAROLINA TAX-FREE BOND FUND

                                          CLASS A       CLASS B     CLASS C*       CLASS I      CLASS R      CLASS S
------------------------------------------------------------------------------------------------------------------------
One Year After Purchase
Three Years After Purchase
Five Years After Purchase
Ten Years After Purchase

RISK/RETURN SUMMARY AND FUND EXPENSES                                 BOND FUNDS



Based on the same assumptions above except assuming no redemption at the end of each period, your costs of investing in Class B Shares would be:

                                           QUALITY INCOME FUND       GOVERNMENT INCOME FUND    NORTH CAROLINA TAX-FREE
                                                B SHARES                    B SHARES                  BOND FUND
                                              WITHOUT CDSC*              WITHOUT CDSC*                 B SHARES
                                                                                                    WITHOUT CDSC*
------------------------------------------------------------------------------------------------------------------------
One Year After Purchase                          $  224                      $  218                     $  248
Three Years After Purchase                       $  691                      $  673                     $  764
Five Years After Purchase                        $1,185                      $1,154                     $1,306
Ten Years After Purchase                         $2,359                      $2,297                     $2,606
* Class B Shares offering is closed
to new investors.

DESCRIPTION OF THE FUNDS                                  ADDITIONAL INFORMATION



INVESTING FOR TEMPORARY DEFENSIVE PURPOSES

When Voyageur Asset Management Inc. ("Voyageur" or the "Adviser") determines that market conditions are appropriate, each of the Fixed Income Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). Each of the Fixed Income Funds may invest up to 100% of its assets in money market instruments including short-term U.S. government securities, bank obligations and commercial paper. Each of Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Adviser for temporary defensive purposes. In addition, North Carolina Tax-Free Bond Fund[CHECK FOR NON-RBC FUNDS] The Equity Funds may invest in equity securities which in the Adviser's opinion are more conservative than the types of securities that the Funds typically invest in. If a Fund is investing defensively, it will not be pursuing its investment objective.

                          RISK PROFILE OF MUTUAL FUNDS


          FUND TYPE                                         ASSET CLASS
                                    HIGH RISK
        Stock Funds                                         Small Company Stocks

                                                            International Stocks
         Bond Funds
                                                            Large Company Stocks

    Municipal Funds                                         Corporate Bonds
                                                            Municipal Bonds
                                                            Government Bonds
                                    LOW RISK

DESCRIPTION OF THE FUNDS                                  ADDITIONAL INFORMATION


                                                        OVERVIEW OF RISKS OF THE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                   MARKET    SELECTION   INTEREST   CREDIT     PREPAYMENT    CALL   HEDGING     STATE-       HIGH        FOREIGN
                     RISK       RISK     RATE RISK   RISK    AND EXTENSION   RISK     RISK     SPECIFIC    PORTFOLIO    INVESTMENT
                                                                  RISK                           RISK       TURNOVER       RISK
------------------------------------------------------------------------------------------------------------------------------------
Government            X          X           X         X           X           X        X
Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Quality Income        X          X           X         X           X           X        X                      X            X
Fund
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income       X          X           X         X           X           X
Fund
------------------------------------------------------------------------------------------------------------------------------------
North Carolina        X          X           X         X                       X        X          X
Tax-Free Bond
Fund
------------------------------------------------------------------------------------------------------------------------------------

A COMPLETE DESCRIPTION OF THESE RISKS CAN BE FOUND IN THE "PRINCIPAL RISKS" SECTIONS UNDER EACH FUND SUMMARY.

MANAGEMENT OF THE FUNDS                                          FUND MANAGEMENT



INVESTMENT ADVISER

The Funds are advised by Voyageur. Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which is a wholly-owned subsidiary of Royal Bank of Canada ("RBC"). RBC is a diversified financial services company that provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, online banking and transaction processing on a global basis. RBC employs approximately 50,000 people who serve approximately 10 million personal, business and public sector customers in North America and in some 30 countries around the world. Voyageur has been registered with the Securities and Exchange Commission as an investment adviser since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, MN 55402. Voyageur's charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of __________, Voyageur's investment team managed approximately $___ billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, the Funds pay fees as follows at the following rates:

--------------------------------------------------------------------------------
                                               AS A PERCENTAGE OF
                                               AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Government Income Fund                         0.30%
--------------------------------------------------------------------------------
Quality Income Fund                            0.60%
--------------------------------------------------------------------------------
Tax-Free Income Fund                           0.85%
--------------------------------------------------------------------------------
North Carolina Tax-Free Bond Fund              0.35%
--------------------------------------------------------------------------------

SUB-ADVISER

Voyageur employs David L. Babson & Company Inc. ("Babson") as sub-adviser, at its own expense, to provide day-to-day portfolio management for Tax-Free Income Fund. Babson is an investment advisory firm founded in 1940 and located at One Memorial Drive, Cambridge, Massachusetts 02142. As of _________, Babson has assets under management totaling $___________.

PORTFOLIO MANAGERS  [VERIFY]

Voyageur is responsible for the overall management of each Fund's portfolio. VOYAGEUR EMPLOYS A TEAM APPROACH TO THE MANAGEMENT OF EACH OF THE FIXED INCOME FUNDS. Each Fund's management team or portfolio manager has access to Voyageur's investment research and other money management resources.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. BISYS Fund Services Ohio, Inc. ("BISYS") provides administrative services to Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund. Pursuant to separate agreements, Voyageur provides administrative services to Tax-Free Income Fund.

DISTRIBUTOR. Jones & Babson, Inc. is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc., and (like Voyageur) is a wholly-owned subsidiary of RBC Dain Rauscher Corp.

MANAGEMENT OF THE FUNDS                                          FUND MANAGEMENT



SUB-ADMINISTRATOR, FUND ACCOUNTING AGENT. BISYS provides sub-administrative services to Tax-Free Income Fund, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS ALSO ACTS AS THE FUND ACCOUNTANT AND DIVIDEND PAYING AGENT FOR EACH OF THE FUNDS. [VERIFY] BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

TRANSFER AGENT.  Boston Financial Data Services is transfer agent for the Funds.

CUSTODIAN. The Funds' custodian is Wells Fargo Bank, Minnesota, N.A. Bank of New York acts as sub-custodian for Small Cap International Fund.

SHAREHOLDER INFORMATION



PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The net asset value ("NAV") of each class of shares of the Fund is calculated by adding the total value of the Fund's investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of the class.

           NAV of Class =                   1. NAV is calculated separately for
Total Assets of Class - Liabilities         each class of shares.
     Number of Shares of Class
            Outstanding                     2. You can find most Funds' NAV
                                            daily in THE WALL STREET JOURNAL and
                                            in other newspapers.

The per share NAV for each class of each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("Exchange"), normally at 4:00 p.m. Eastern time, on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that the Exchange is open for business. For example: If you place a purchase order to buy shares of the Value Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

The Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Directors believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.


[INSERT DISCUSSION OF FAIR VALUE]

SHAREHOLDER INFORMATION



PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds through the Funds' Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares.* If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. Note that Class B shares of Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund are not available to new investors.


---------------------------------------------------------------------------------------------
GOVERNMENT INCOME FUND, QUALITY INCOME FUND, NORTH       MINIMUM              MINIMUM
CAROLINA TAX-FREE BOND FUND                              INITIAL            SUBSEQUENT
                                                        INVESTMENT          INVESTMENT
ACCOUNT TYPE
Regular (non-retirement)                              $1,000             $  250
Retirement (IRA)                                      $  250             $    0
Automatic Investment Plan                             $   50*            $   50
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
TAX-FREE INCOME FUND                                     MINIMUM              MINIMUM
                                                         INITIAL             SUBSEQUENT
ACCOUNT TYPE                                            INVESTMENT           INVESTMENT

Regular (non-retirement)                              $1,000             $  100 (mail or ACH
                                                                              $1,000 by wire
Retirement (IRA, Uniform Gifts to Minors)             $  250                  (same as above)
Automatic Investment Plan                             $  100             $   50
EXCHANGE TO ENTERPRISE FUND, ENTERPRISE SMALL-CAP     $1,000             $1,000
FUND OR MICROCAP VALUE FUND*
                                                     ($100, IRAs and Uniform Gifts to Minors)
---------------------------------------------------------------------------------------------

* See separate Tamarack Equity Funds prospectus for a description of these Funds.

All purchases must be in U.S. dollars. Neither third-party checks nor credit card convenience checks are accepted.

A Fund may waive its minimum purchase requirement. A Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

[CERTAIN BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES ARE AUTHORIZED TO ACCEPT PURCHASE ORDERS ON BEHALF OF THE FUND AT THE FUND'S NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER IS RECEIVED BY AN ORGANIZATION IN PROPER ORDER BEFORE 4:00 P.M., EASTERN TIME, OR SUCH EARLIER TIME AS MAY BE REQUIRED BY AN ORGANIZATION. THESE ORGANIZATIONS MAY BE AUTHORIZED TO DESIGNATE OTHER

SHAREHOLDER INFORMATION



INTERMEDIARIES TO ACT IN THIS CAPACITY. THESE ORGANIZATIONS MAY CHARGE YOU TRANSACTION FEES ON PURCHASES OF FUND SHARES AND MAY IMPOSE OTHER CHARGES OR RESTRICTIONS OR ACCOUNT OPTIONS THAT DIFFER FROM THOSE APPLICABLE TO SHAREHOLDERS WHO PURCHASE SHARES DIRECTLY THROUGH THE FUND OR THE ADMINISTRATOR. THESE ORGANIZATIONS MAY BE THE SHAREHOLDERS OF RECORD OF YOUR SHARES. THESE INTERMEDIARIES ARE RESPONSIBLE FOR TRANSMITTING REQUESTS AND DELIVERING FUNDS ON A TIMELY BASIS. THE FUND IS NOT RESPONSIBLE FOR ENSURING THAT THE ORGANIZATIONS CARRY OUT THEIR OBLIGATIONS TO THEIR CUSTOMERS.] [TO BE REVISED PER SEC RULE/PROPOSAL]

--------------------------------------------------------------------------------
AVOID BACKUP TAX WITHHOLDING
Each Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION



INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

-------------------------------------------------------------------------------------------------------------------------
BY MAIL                         BY REGULAR MAIL                                    BY EXPRESS MAIL
                                Tamarack Funds                                     Tamarack Funds
                                [T/A ADDRESS]                                      [T/A ADDRESS]
                                -----------------------------------------------------------------------------------------
                                For Initial Investment:
                                1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                                2. Make check, bank draft or money order payable to "Tamarack Funds" and include the name of the appropriate Fund(s) on the check.
                                3. Mail or deliver application and payment to address above.
                                For Subsequent Investment:

                                1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

                                    o Fund name

                                    o Share class

                                    o Account name and account number

                                 2. Make check, bank draft or money order payable to "Tamarack Funds" and include your account number on the check.
                                 3. Mail or deliver investment slip and payment to the address above.
BY INTERNET (CLASS S ONLY)      [TO BE PROVIDED]
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC PURCHASES            Your bank must participate in the Automated        ELECTRONIC VS. WIRE TRANSFER
                                Clearing House (ACH) and must be a U.S. Bank.
                                Your bank or broker may charge for this service.   Wire transfers allow financial
                                                                                   institutions to send funds to each
                                Establish the electronic purchase option on your   other, almost instantaneously.  With
                                account application or call 1-800-______.  Your    an electronic purchase or sale, the
                                account can generally be set up for electronic     transaction is made through the
                                purchases within 15 days.                          Automated Clearing House (ACH) and
                                                                                   may take up to eight days to clear.
                                Call 1-800________ to arrange a transfer from      There is generally no fee for ACH
                                your bank account.                                 transactions.
-------------------------------------------------------------------------------------------------------------------------
BY WIRE TRANSFER                Call 1-800-______ to obtain a new account number
                                transactions and instructions for sending your
                                application, and for instructing your bank to
                                wire transfer your investment.
                                NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.
-------------------------------------------------------------------------------------------------------------------------
                                                                                   QUESTIONS?

                                                                                   Call 1-800-______ or your investment
                                                                                   representative.
-------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION



PURCHASING AND ADDING TO YOUR SHARES

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments in the Funds from your bank account, through payroll deductions or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $50;* no investment is required to establish an automatic investment account.

To invest regularly from your bank account:

         o Complete the Automatic Investment Plan portion on your Account Application.


Make sure you note:

         o        Your bank name, address and account number

         o        The amount you wish to invest automatically [(MINIMUM $50*)]

         o        How often you want to invest (every month or 4 times a year)

         o        Attach a voided personal check.

* Tax-Free Income Fund requires an initial $100 investment; minimum for subsequent investments is $50* in all Funds.

To invest regularly from your paycheck or government check, call 1-800-______ for an enrollment form.

DIRECTED DIVIDEND OPTION [RBC FUNDS ONLY?]

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another ___ Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will differ among classes of a Fund due to differences in distribution expenses. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION WHICH MAY BE TAXABLE. (SEE "SHAREHOLDER INFORMATION -- DIVIDENDS, DISTRIBUTIONS AND TAXES").

SHAREHOLDER INFORMATION



SELLING YOUR SHARES

You may sell your shares at any time.      WITHDRAWING MONEY FROM YOUR FUND
Your sales price will be the next NAV      INVESTMENT
after your sell order is received in
good order by the Fund, its transfer       As a mutual fund shareholder, you are
agent, or your investment                  technically selling shares when you
representative. SHARES REDEEMED OR         request a withdrawal in cash. This is
EXCHANGED WITHIN 30 DAYS OF PURCHASE       also known as redeeming shares or a
WILL BE SUBJECT TO A REDEMPTION FEE OF     redemption of shares.
2% OF THE VALUE OF THE SHARES SO
REDEEMED OR EXCHANGED. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling
Shares" below. The Funds reserve the
right to amend their redemption
policies. Shareholders will be notified
of changes.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

SHAREHOLDER INFORMATION

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

---------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                    1. Call 1-800-______ with instructions as to how you wish to receive your funds (mail, wire,
(UNLESS YOU HAVE DECLINED          electronic transfer).  (See "General Policies on Selling Shares - Verifying Telephone
TELEPHONE SALES PRIVILEGES)        Redemptions" below).
---------------------------------------------------------------------------------------------------------------------------------
BY MAIL                         1. Call 1-800-_______ to request redemption forms or write a letter of instruction indicating:
(See "Selling Your Shares -        o  your Fund and account number
Redemptions in Writing             o  amount you wish to redeem
Required")                         o  address where your check should be sent
                                   o  account owner signature
                                2. Mail to: Tamarack Funds
                                            [T/A ADDRESS]
---------------------------------------------------------------------------------------------------------------------------------
BY OVERNIGHT SERVICE            See instruction 1 above.
(See "General Policies on
Selling Shares - Redemptions    2.  Send to Tamarack Funds
in Writing Required" below)                 [T/A ADDRESS]
---------------------------------------------------------------------------------------------------------------------------------
WIRE TRANSFER                   Call 1-800-________ to request a wire transfer.
YOU MUST INDICATE THIS OPTION
ON YOUR APPLICATION.            If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.  The Funds impose a $10 fee on redemptions by wire.
Note:  Your financial
institution may charge an
additional fee.
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC REDEMPTIONS          Call 1-800-______ to request an electronic redemption.
Your bank must participate in
the Automated Clearing House    If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the
(ACH) and must be a U.S. bank.  same day and the proceeds credited within 8 days.

Your bank may charge for this service.
---------------------------------------------------------------------------------------------------------------------------------

                                                                                        QUESTIONS?

                                                                                        Call 1-800-______ or your investment
                                                                                        representative.
                                                                                        --------------------------------------

SHAREHOLDER INFORMATION

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The maximum withdrawal per year is [12%] of the account value at the time of election. To activate this feature:

         o Make sure you've checked the appropriate box on the Account Application. Or call 1-800-______.

         o        Include a voided personal check.

         o Your account must have a value of [$12,000] or more to start withdrawals.

         o If the value of your account falls below [$1,000], you may be asked to add sufficient funds to bring the account back to [$1,000], or the Fund may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include each of the following:

         o Your account address has changed within the last 10 business days [30 DAYS FOR BABSON FUNDS]

         o        The check is not being mailed to the address on your account

         o The check is not being made payable to the owners of the account

         o The redemption proceeds are being transferred to another Fund account with a different registration

         o The redemption proceeds are being wired to bank instructions currently not on your account.

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

TELEPHONE REDEMPTIONS

The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

At times of peak activity it may be difficult to place requests by phone. During those times, consider sending your request in writing.

SHAREHOLDER INFORMATION

WEBSITE REDEMPTIONS

Shareholders of Tax-Free Income Fund may redeem any amount up to and including $50,000 through the Funds' website. [PROVIDE WEBSITE ADDRESS]

SHORT-TERM TRADING POLICY

The Funds discourage short-term trading in Fund shares. A redemption fee of 2%, payable to the applicable Fund, will be charged for any redemption or exchange of shares within 30 days of their purchase.

REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT

[SHOULD THIS BE 15 DAYS FOR BABSON FUNDS?]

When you have made your investment by check, money order or other cash equivalent (other than wire transfer) your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the means of purchase has cleared (which may take up to 10 business days). You can avoid this delay by purchasing shares by federal funds wire. Note that you will be subject to a 2% redemption fee for any redemption of shares within 30 days of their purchase.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below the required minimum initial investment for your Fund (not as a result of market action), the Fund may ask you to increase your balance. If it is still below the applicable minimum after 30 days of receipt of notice of account closure, the Fund may close your account and send you the proceeds at the current NAV. This type of redemption is not subject to CDSC for Class B Shares.

SHAREHOLDER INFORMATION



UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION



DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                                      CLASS A                        CLASS B*                       CLASS I
Sales Charge (Load)         No sales charge.              No front-end sales charge. A     No sales charge.
                                                          contingent deferred sales
                                                          charge (CDSC) may be imposed
                                                          on shares redeemed within six
                                                          years after purchase; shares
                                                          automatically convert to Class
                                                          A Shares after 7 years.
                                                          Maximum investment is $250,000.
----------------------------------------------------------------------------------------------------------------------
Distribution and Service    Subject to annual             Subject to annual distribution
(12b-1) Fee                 distribution and              and shareholder servicing fees
                            shareholder servicing fees    of up to 1.00% of the Fund's
                            of up to 0.50% of the         assets
                            Fund's assets.
----------------------------------------------------------------------------------------------------------------------
Fund Expenses               Lower annual expenses than    Higher annual expenses than
                            Class B shares.               Class A and Class C shares
----------------------------------------------------------------------------------------------------------------------


* Class B and Class I shares offering is closed to new investors. Dividends on outstanding Class B and Class I Shares continue to be reinvested in additional Class B or Class I shares and Class B or Class I shares of a Fund may be exchanged for Class B or Class I shares, respectively, Shares of another Fund.


----------------------------------------------------------------------------------------------------------------------
                                       CLASS C                        CLASS R                       CLASS S**
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Sales Charge (Load)           [to be determined]          [to be determined]                None
----------------------------------------------------------------------------------------------------------------------
Distribution and Service      [to be determined]          [to be determined]                None
(12b-1) Fee
----------------------------------------------------------------------------------------------------------------------
Fund Expenses                 [to be determined]          [to be determined]                Same as Class I
----------------------------------------------------------------------------------------------------------------------

** Class B and Class I shares offering is closed to new investors. Dividends on outstanding Class B and Class I Shares continue to be reinvested in additional Class B or Class I shares and Class B or Class I shares of a Fund may be exchanged for Class B or Class I shares, respectively, Shares of another Fund.

SHAREHOLDER INFORMATION



CLASS B
CONTINGENT DEFERRED SALES CHARGE

                                                                                               GOVERNMENT INCOME FUND,
                                                                                                 QUALITY INCOME FUND
                                                                                                         AND
                                                                YEARS SINCE PURCHASE      NORTH CAROLINA TAX-FREE BOND FUND
Class B shares are offered at NAV, without any up-front                   1                             3.0%
sales charge.  Therefore, all the money you invest is used                2                             3.0%
to purchase Fund shares.  However, if you sell your Class                 3                             3.0%
B shares of a Fund before the sixth anniversary, you will                 4                             2.0%
have to pay a contingent deferred sales charge at the time                5                             1.0%
of redemption.  The CDSC will be based upon the lower of                  6                               0%
the NAV at the time of purchase or the NAV at time of
redemption according to the schedule below.  There is no
CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

o Class B shares automatically convert to Class A shares of the same Fund after seven years from the end of the month of purchase.

o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

o If you purchase Class B shares of one Fund which you exchange for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

SHAREHOLDER INFORMATION

CLASS B SHARES--CDSC WAIVERS

The CDSC will be waived under certain circumstances, including the following:

o Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

o        Returns of excess contributions to retirement plans.

o Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

o Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

o        The 12b-1 fees vary by share class as follows:

         o Class A shares may pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund. 0.25% of this fee may be used for shareholder servicing. The Distributor has voluntarily agreed to limit Class A plan fees to 0.25% for the Funds until at least April 30, 2004.

         o Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor currently limits Class B plan fees of each Bond Fund to 0.75%. The higher Class B plan fees will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

o The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

o The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and the remainder for distribution.

Over time, shareholders will pay more than with other types of sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

ADDITIONAL PAYMENTS. The Distributor may make additional payments, at its expense, to brokers, financial intermediaries and other persons that sell or arrange for the sale of shares of the Funds, as described in the SAI.

SHAREHOLDER INFORMATION                                                EXCHANGES

You can exchange your shares in one Fund for shares of the same class of another Tamarack Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges. [WILL THERE BE AN EXCHANGE PRIVILEGE TO MONEY MARKET FUNDS?].

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to Tamarack [T/A address] or by calling 1-800-_________. Please provide the following information:

Your name and telephone number

         o        The exact name on your account and account number

         o Taxpayer identification number (usually your Social Security number)

         o        Dollar value or number of shares to be exchanged

         o        The name of the Fund from which the exchange is to be made

         o        The name of the Fund into which the exchange is being made

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

NOTES ON EXCHANGES

Qualified investors in Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund may exchange Class A shares for Class I Shares.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus information for any Fund into which you wish to exchange shares.

                                            QUESTIONS?

                                            Call 1-800-______ or your investment
                                            representative.
                                            ------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES



Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Fixed Income Fund are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.

Redemptions of shares and an exchange of shares are each considered a sale, and any related gains may be subject to applicable taxes.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

ORGANIZATIONAL STRUCTURE

Tamarack Funds Trust was organized as a Delaware statutory trust on [DECEMBER 16, 2003]. Overall responsibility for the management of the Funds is vested in the Board of Trustees. The Tamarack Fixed Income Funds described in this prospectus were reorganized as series of Tamarack Funds Trust effective [MARCH 31, 2004]. Prior to the Reorganization, Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund were series of RBC Funds, Inc.; Tax-Free Income Fund was previously D.L. Babson Tax-Free Income Fund, Inc. There were no changes to the Funds' investment objectives, strategies or fee structure as a result of the reorganization. The Funds' fundamental investment objectives, however, have been revised to make them more flexible and to eliminate provisions no longer required by applicable law. Unless otherwise noted, information contained in this prospectus regarding Fund fees and expenses prior to [MARCH 31, 2004] relates to the Funds prior to the reorganization.

FINANCIAL HIGHLIGHTS



                              FINANCIAL HIGHLIGHTS

[REVISE ENTIRE SECTION TO UPDATE AND ADD FINANCIAL STATEMENTS FOR NON-RBC FUNDS]

The Financial Highlights Table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended April 30, 2003 has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. Information for periods ended April 30, 2002, April 30, 2001, April 30, 2000 and April 30, 1999 were audited by the Funds' previous auditors.

FINANCIAL HIGHLIGHTS



                                                      INVESTMENT ACTIVITIES                            DIVIDENDS
                                              --------------------------------------------------------------------------------------
                                                                NET
                                                             REALIZED
                                                                AND
                                                             UNREALIZED
                                 NET ASSET          NET        GAINS      TOTAL
                                   VALUE,       INVESTMENT   (LOSSES)      FROM         NET                     NET
                                BEGINNING OF      INCOME        ON      INVESTMENT   INVESTMENT    RETURN OF  REALIZED    TOTAL
                                    YEAR          (LOSS)   INVESTMENTS  ACTIVITIES     INCOME      CAPITAL     GAINS   DISTRIBUTIONS
                              ------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME FUND
Year Ended April 30, 2003         $10.26            0.38        0.54         0.92       (0.38)       -           -         (0.38)
Year Ended April 30, 2002          10.14            0.51        0.12         0.63       (0.51)       -           -         (0.51)
Year Ended April 30, 2001           9.66            0.56        0.48         1.04       (0.56)       -           -         (0.56)
Year Ended April 30, 2000          10.03            0.50       (0.33)        0.17       (0.50)       -          (0.04)     (0.54)
Year Ended April 30, 1999          10.19            0.50        0.04         0.54       (0.50)       -          (0.20)     (0.70)
QUALITY INCOME FUND
Year Ended April 30, 2003         $ 9.84            0.41        0.47         0.88       (0.44)       -          (0.01)     (0.45)
Year Ended April 30, 2002          10.06            0.51       (0.15)        0.36       (0.52)       -          (0.06)     (0.58)
Year Ended April 30, 2001           9.50            0.58        0.58         1.16       (0.58)       -          (0.02)     (0.60)
Year Ended April 30, 2000(b)       10.00            0.50       (0.50)        -          (0.50)       -           -         (0.50)
NORTH CAROLINA TAX-FREE
BOND FUND
Year Ended April 30, 2003         $10.39            0.36        0.35         0.71       (0.36)       -          (0.04)     (0.40)
Year Ended April 30, 2002          10.30            0.38        0.19         0.57       (0.38)       -          (0.10)     (0.48)
Year Ended April 30, 2001           9.91            0.40        0.39         0.79       (0.40)       -           -         (0.40)
Year Ended April 30, 2000          10.45            0.38       (0.51)       (0.13)      (0.39)       -          (0.02)     (0.41)
Year Ended April 30, 1999          10.30            0.41        0.20         0.61       (0.41)       -          (0.05)     (0.46)
TAX-FREE INCOME FUND
Year Ended June 30, 2003
Year Ended June 30, 2002
Year Ended June 30, 2001
Year Ended June 30, 2000
Year Ended June 30, 1999

------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Less than $0.01 per share.
(b) For the period from May 11, 1999 (commencement of operations) to April 30, 2000.
(c) Not annualized.
(d) Annualized.

                                                                  CLASS A SHARES





                                                                RATIOS/SUPPLEMENTARY DATA
                                    ----------------------------------------------------------------------------------
                                                                      RATIO OF NET
                                                       RATIO OF        INVESTMENT        RATIO OF
                                      NET ASSETS,     EXPENSES OF      INCOME (LOSS)     EXPENSES TO
NET ASSET VALUE,                      END OF YEAR     AVERAGE NET    TO AVERAGE NET     AVERAGE NET      PORTFOLIO
   END OF YEAR      TOTAL RETURN        (000'S)         ASSETS           ASSETS           ASSETS*        TURNOVER**
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
    $10.80               8.64%           $589            1.58%           3.05%            1.83%           67%
     10.25               5.76%            421            1.54%           4.42%            1.79%           35%
     10.13              10.36%            323            1.43%           5.13%            1.68%          103
      9.66               1.23%            232            1.38%           4.63%            1.63%           60%
     10.03               4.96%            195            1.35%           4.32%            1.60%          104%

    $10.27               8.54%           $114            1.81%           3.52%            2.06%           79%
      9.84               3.17%            108            1.72%           4.50%            1.97%           88%
     10.06              10.37%(d)          44            1.68%(e)        5.25%(e)         1.90%(e)       130%

    $10.70               6.33%           $443            1.62%           2.91%            1.89%            2%
     10.40               5.21%            425            1.60%           3.11%            1.87%            7%
     10.30               7.39%            439            1.50%           3.38%            1.77%           13%
      9.92              (1.64)%           449            1.48%           3.34%            1.76%           14%
     10.46               5.53%            570            1.32%           3.38%            1.76%           11%

ADD TAX-FREE DATA

FINANCIAL HIGHLIGHTS


                                                      INVESTMENT ACTIVITIES                            DIVIDENDS
                              ------------------------------------------------------------------------------------------------------
                                                                NET
                                                             REALIZED
                                                               AND
                                                            UNREALIZED
                                 NET ASSET          NET        GAINS      TOTAL
                                   VALUE,       INVESTMENT   (LOSSES)     FROM          NET                      NET
                                BEGINNING OF      INCOME        ON      INVESTMENT   INVESTMENT    RETURN OF   REALIZED     TOTAL
                                    YEAR          (LOSS)   INVESTMENTS  ACTIVITIES     INCOME      CAPITAL     GAINS   DISTRIBUTIONS
                              ------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME FUND
Year Ended April 30, 2003         $10.25            0.33        0.55         0.88       (0.33)       -           -         (0.33)
Year Ended April 30, 2002          10.13            0.46        0.12         0.58       (0.46)       -           -         (0.46)
Year Ended April 30, 2001           9.66            0.51        0.47         0.98       (0.51)       -           -         (0.51)
Year Ended April 30, 2000          10.03            0.45       (0.33)        0.12       (0.45)       -          (0.04)     (0.49)
Year Ended April 30, 1999          10.18            0.45        0.05         0.50       (0.45)       -          (0.20)     (0.65)
QUALITY INCOME FUND
Year Ended April 30, 2003         $ 9.84            0.36        0.47         0.83       (0.39)       -          (0.01)     (0.40)
Year Ended April 30, 2002          10.06            0.47       (0.15)        0.32       (0.48)       -          (0.06)     (0.54)
Year Ended April 30, 2001(c)        9.55            0.54        0.53         1.07       (0.54)       -          (0.02)     (0.56)
NORTH CAROLINA TAX-FREE
BOND FUND
Year Ended April 30, 2003         $10.40            0.31        0.34         0.65       (0.31)       -          (0.04)     (0.35)
Year Ended April 30, 2002          10.30            0.32        0.20         0.52       (0.32)       -          (0.10)     (0.42)
Year Ended April 30, 2001           9.92            0.34        0.38         0.72       (0.34)       -           -         (0.34)
Year Ended April 30, 2000          10.46            0.33       (0.51)       (0.18)      (0.34)       -          (0.02)     (0.36)
Year Ended April 30, 1999          10.30            0.36        0.21         0.57       (0.36)       -          (0.05)     (0.41)
TAX-FREE INCOME FUND
Year Ended June 30, 2003
Year Ended June 30, 2002
Year Ended June 30, 2001
Year Ended June 30, 2000
Year Ended June 30, 1999

* Excludes contingent deferred sales charge for Class B.
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Less than $0.01 per share.
(b) For the period from June 12, 2000 (commencement of operations) to April 30, 2001.
(c) Not annualized.
(d) Annualized.

                                                                  CLASS B SHARES



                                                                RATIOS/SUPPLEMENTARY DATA
                                    ----------------------------------------------------------------------------------
                                                                      RATIO OF NET
                                                        RATIO OF       INVESTMENT        RATIO OF
                                      NET ASSETS,     EXPENSES OF      INCOME (LOSS)    EXPENSES TO
NET ASSET VALUE,                      END OF YEAR     AVERAGE NET    TO AVERAGE NET     AVERAGE NET      PORTFOLIO
   END OF YEAR      TOTAL RETURN        (000'S)          ASSETS          ASSETS           ASSETS*        TURNOVER**
----------------------------------------------------------------------------------------------------------------------
    $10.80               9.07%           $6,233          1.08%           3.55%            1.33%           67%
     10.26               6.28%            5,113          1.04%           4.93%            1.29%           35%
     10.14              11.01%            5,139          0.93%           5.61%            1.18%          103
      9.66               1.73%            4,493          0.88%           5.13%            1.13%           60%
      9.50               5.38%              678          0.84%           4.85%            1.09%          104%

    $10.27               9.09%             $501          1.31%           4.03%            1.56%           79%
      9.84               3.67$              493          1.22%           5.03%            1.47%           88%
     10.06              12.46%              324          1.16%           5.88%            1.41%          130%
      9.50               0.03%(C)           240          1.34%(d)        5.50(d)          1.59(d)        314%

    $10.70               6.96%           $4,301          1.12%           3.41%            1.39%            2%
     10.39               5.64%            4,507          1.10%           3.61%            1.37             7%
     10.30               8.04%            4,225          1.00%           3.88%            1.28%           13%
      9.91              (1.15)%           4,554          0.98%           3.85%            1.26%           14%
     10.45               5.96%            4,870          0.82%           3.89%            1.26%           11%

ADD TAX-FREE DATA

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                                       50

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

RBC FUNDS



                                 TAMARACK FUNDS
                      NOTICE OF PRIVACY POLICY & PRACTICES

The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers.(1)

COLLECTION OF CUSTOMER    We collect nonpublic personal information about our
INFORMATION               customers from the following sources:

                            o ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

                            o ACCOUNT HISTORY, including information about the transactions and balances in a customer's accounts; and

                            o CORRESPONDENCE, written, telephonic or electronic between a customer and the Tamarack Funds or service providers to the Tamarack Funds.

DISCLOSURE OF CUSTOMER    We may disclose all of the information described above
INFORMATION               to certain third parties who are not affiliated with
                          the Tamarack Funds under one or more of these circumstances:

                            o AS AUTHORIZED - if you request or authorize the disclosure of the information.

                            o AS PERMITTED BY LAW - for example, sharing information with companies who maintain or service customer accounts for the Tamarack Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

                            o UNDER JOINT AGREEMENTS - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER      We require service providers to the Tamarack Funds:
INFORMATION
                            o to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Tamarack Funds; and

                            o      to maintain physical, electronic and
                                   procedural safeguards that comply with
                                   federal standards to guard nonpublic personal information of customers of the Tamarack Funds.




------------------------------
(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to Tamarack Funds, but do not invest in Tamarack Funds' shares

                      This is not part of the Prospectus.

RBC FUNDS



We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of Tamarack Funds.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                                 Tamarack Funds
                                 P.O. BOX 182485
                            Columbus, Ohio 43218-2485
                            Telephone: 1-800-442-3688
--------------------------------------------------------------------------------

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov



Investment Company Act File No. 811-8384.
249575.2.03

                                                                   DRAFT 1/12/04



                                 TAMARACK FUNDS


                        TAMARACK PRIME MONEY MARKET FUND
                   TAMARACK U.S. GOVERNMENT MONEY MARKET FUND
                       TAMARACK TAX-FREE MONEY MARKET FUND
                 TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND
                TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND





INVESTMENT ADVISER
VOYAGEUR ASSET
MANAGEMENT INC.
100 South Fifth St.,  Suite 2300
Minneapolis, MN 55402




                                                              MONEY MARKET FUNDS
                                                                      PROSPECTUS

QUESTIONS?                                                        March 31, 2004
Call 1-800-_________________
or Your Investment Representative.





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NOTICE OF PRIVACY POLICY AND PRACTICES OF THE FUNDS IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT CONSIDERED TO BE PART OF THE PROSPECTUS.

                                TABLE OF CONTENTS



                                                     RISK/RETURN SUMMARY AND FUND EXPENSES
----------------------------------------------------------------------------------------------------------
THIS PROSPECTUS DESCRIBES THE MONEY
MARKET FUNDS("FUNDS") OFFERED BY THE
TAMARACK FUNDS TRUST. CAREFULLY REVIEW THIS
IMPORTANT SECTION, WHICH SUMMARIZES
EACH FUND'S INVESTMENTS, RISKS, PAST
PERFORMANCE, AND FEES.
                                              -------------------------------------------------------------
                                              3-8    Investment Objectives, Principal Investment Strategies
                                                     o  3  Prime Money Market Fund
                                                     o  6  U.S. Government Money Market Fund
                                                     o  9  Tax-Free Money Market Fund
                                                     o  12 Institutional Prime Money Market Fund
                                                     o  15 Institutional Tax-Free Money Market Fund
                                                     Principal Risks and Performance Information
                                              18     Fees and Expenses
----------------------------------------------------------------------------------------------------------

                                                     TAMARACK FUNDS MANAGEMENT
----------------------------------------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON THE        20     Investment Adviser
PEOPLE AND ORGANIZATIONS WHO OVERSEE THE      20     Portfolio Managers
FUNDS. THE FUNDS ARE MANAGED BY VOYAGEUR      20     Other Service Providers
ASSET MANAGEMENT INC. ("VOYAGEUR" OR
THE "ADVISER").

                                                     SHAREHOLDER INFORMATION
----------------------------------------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON HOW        22     Pricing of Fund Shares
SHARES ARE VALUED, HOW TO PURCHASE, SELL      23     Purchasing and Adding to Your Shares
AND EXCHANGE SHARES, RELATED CHARGES AND      26     Selling Your Shares
PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS.      27     General Policies on Selling Shares
                                              29     Exchanging Your Shares
                                              30     Dividends, Distributions and Taxes


                                                     FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------
                                              31

                                                     BACK COVER
----------------------------------------------------------------------------------------------------------
                                                     Where to Learn More About the Funds

RISK/RETURN SUMMARY AND FUND EXPENSES



PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

PRINCIPAL INVESTMENT STRATEGIES. Prime Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations and repurchase agreements.

CREDIT QUALITY. Prime Fund invests only in securities that have received the highest short-term rating from at least two rating organizations such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Fund does not invest in unrated securities.

MATURITY. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

DIVERSIFICATION. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

The Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

A full discussion of all permissible investments can be found in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS

The Fund is not a balanced investment program. It is possible to lose money by investing in the Fund. An investment in the Fund involves the following risks:

         o FUND INVESTMENT IS NOT INSURED. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Fund's yields will change over time. During periods when interest rates are low, the Fund's yield will also be low.

         o AN ISSUER OR GUARANTOR OF THE FUND'S SECURITIES DEFAULTS. Any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause the Fund's share price or yield to fall.

         o INVESTMENT ADVISER'S JUDGMENT. The Fund is subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Fund's yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The

RISK/RETURN SUMMARY AND FUND EXPENSES



                  Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

         o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

RISK/RETURN SUMMARY AND FUND EXPENSES



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Prime Money Market Fund by showing its performance from year to year and as compared to a broad measure of market performance. The iMoneyNet First Tier Retail Taxable Money Market Fund AverageTM in the table below is an ________________. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund's current seven-day yield, call the Fund at
_____________________.


                         PERFORMANCE BAR CHART AND TABLE
          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR PRIME FUND SHARES
         (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS
                              AND DISTRIBUTIONS.)

                                    [REVISE]


                                  [BAR CHART]

12.42%  -2.88%  31.38%  20.02%  27.80% 15.46%  24.58%  -11.95%  -16.65%  -23.69%
--------------------------------------------------------------------------------
1994    1995    1996    1997    1998   1999    2000    2001     2002     2003


Best quarter:  Q__ ___ ___%
Worst quarter: Q__ ___ ___%
----------------------------------------


PERFORMANCE TABLE

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003)

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Prime Fund                                                               ___%               ___%               ___%
iMoneyNet First Tier Retail Taxable Money Market Fund Average(TM)        ___%               ___%               ___%

Prime Fund's total return for the [       ] months ended [            ] was __%.

RISK/RETURN SUMMARY AND FUND EXPENSES



U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

PRINCIPAL INVESTMENT STRATEGIES. Government Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations. In normal market conditions, at least 80% of the Fund's assets, plus the amount of any borrowings for investment purposes, must be invested in U.S. Government securities and in repurchase agreements secured by them. However, Voyageur will attempt to keep substantially all of the Fund's assets invested in these instruments.

CREDIT QUALITY. Government Fund invest only in securities that have received the highest short-term rating from at least two rating organizations such as Standard & Poors Corporations or Moody's Investors Service, Inc. The Fund does not invest in unrated securities.

MATURITY. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 60 days or less.

DIVERSIFICATION. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

The Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

A full discussion of all permissible investments can be found in the SAI.

PRINCIPAL RISKS

The Fund is not a balanced investment program. It is possible to lose money by investing in the Fund. An investment in the Fund involves the following risks:

         o FUND INVESTMENT IS NOT INSURED. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Fund's yields will change over time. During periods when interest rates are low, the Fund's yield will also be low.

         o AN ISSUER OR GUARANTOR OF THE FUND'S SECURITIES DEFAULTS. Any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause the Fund's share price or yield to fall.

         o INVESTMENT ADVISER'S JUDGMENT. The Fund is subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Fund's yields to lag other

RISK/RETURN SUMMARY AND FUND EXPENSES



                  funds with similar investment objectives or the performance of short-term debt instruments. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

         o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

RISK/RETURN SUMMARY AND FUND EXPENSES



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the U.S. Government Money Market Fund by showing its performance from year to year and as compared to a broad measure of market performance. iMoneyNet U.S. Government and Agencies Retail Money Market Fund Average(TM) in the table below is an _____________. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund's current seven-day yield, call the Fund at
__________________.


                          PERFORMANCE BAR CHART AND TABLE
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR GOVERNMENT FUND SHARES
         (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS
                              AND DISTRIBUTIONS.)

                                 [TO BE REVISED]

                                  [BAR CHART]

17.65%  -8.40%  34.91%  23.99%  26.29% 21.19%  10.68%  15.13%   0.78%    -17.72%
--------------------------------------------------------------------------------
1994    1995    1996    1997    1998   1999    2000    2001     2002     2003


Best quarter:  Q__ ___ ___%
Worst quarter: Q__ ___ ___%
----------------------------------------


PERFORMANCE TABLE

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003)

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Government Fund                                                          ___%               ___%               ___%
iMoneyNet U.S. Government and Agencies Retail Money Market Fund
Average(TM)                                                              ___%               ___%               ___%

Government Fund's total return for the [    ] months ended [         ] was ___%.

RISK/RETURN SUMMARY AND FUND EXPENSES



TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

PRINCIPAL INVESTMENT STRATEGIES. Tax-Free Fund invests in high quality debt obligations that pay interest that is exempt from federal income taxes. In normal market conditions, at least 80% of the Fund's assets, plus the amount of any borrowings for investment purposes, must be invested in tax-exempt securities. However, Voyageur will attempt to keep substantially all of the Fund's assets invested in tax-exempt securities.

CREDIT QUALITY. The Fund invests only in securities that have received the highest short-term rating from at least one rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Fund does not invest in unrated securities.

MATURITY. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

DIVERSIFICATION. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.


The Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

A full discussion of all permissible investments can be found in the SAI.

PRINCIPAL RISKS

The Fund is not a balanced investment program. It is possible to lose money by investing in the Fund. An investment in the Fund involves the following risks:

         o FUND INVESTMENT IS NOT INSURED. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Fund's yields will change over time. During periods when interest rates are low, the Fund's yield will also be low.

         o AN ISSUER OR GUARANTOR OF THE FUND'S SECURITIES DEFAULTS. Any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause the Fund's share price or yield to fall.

         o INVESTMENT ADVISER'S JUDGMENT. The Fund is subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Fund's yields to lag other

RISK/RETURN SUMMARY AND FUND EXPENSES



                  funds with similar investment objectives or the performance of short-term debt instruments. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

         o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

RISK/RETURN SUMMARY AND FUND EXPENSES



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Tax-Free Money Market Fund by showing its performance from year to year and as compared to broad measure of market performance. The iMoneyNet Tax Free National Retail Money Market Fund Average(TM) in the table below, __________________. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund's current seven-day yield, call the Fund at
___________________.

                         PERFORMANCE BAR CHART AND TABLE
        YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TAX-FREE FUND SHARES
         (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS
                              AND DISTRIBUTIONS.)

                                    [REVISE]

                                  [BAR CHART]

20.48%  22.47%  31.66%  8.90%   10.41%  10.70%  -1.70%  -18.05%
---------------------------------------------------------------
1996    1997    1998    1999    2000    2001    2002    2003


Best quarter:  Q__ ___ ___%
Worst quarter: Q__ ___ ___%
----------------------------------------


PERFORMANCE TABLE

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003)

                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
Tax-Free Fund                                                            ___%               ___%               ___%
iMoneyNet Tax Free National Retail Money Market Fund Average(TM)         ___%               ___%               ___%

Tax-Free Fund's total return for the [     ] months ended [           ] was __%.

RISK/RETURN SUMMARY AND FUND EXPENSES



INSTITUTIONAL PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

PRINCIPAL INVESTMENT STRATEGIES. Institutional Prime Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit and repurchase agreements.

CREDIT QUALITY. Institutional Prime Fund invests only in securities that have received the highest short-term rating from at least two rating organizations such as Standard & Poors Corporation or Moody's Investors Service, Inc.. The Fund does not invest in unrated securities.

MATURITY. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

DIVERSIFICATION. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.

The Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

A full discussion of all permissible investments can be found in the Funds' SAI.

PRINCIPAL RISKS

The Fund is not a balanced investment program. It is possible to lose money by investing in the Fund. An investment in the Fund involves the following risks:

         o FUND INVESTMENT IS NOT INSURED. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund

         o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Fund's yields will change over time. During periods when interest rates are low, the Fund's yield will also be low.

         o AN ISSUER OR GUARANTOR OF THE FUND'S SECURITIES DEFAULTS. Any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause the Fund's share price or yield to fall.

         o INVESTMENT ADVISER'S JUDGMENT. The Fund is subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Fund's yields to lag other funds with similar investment objectives or the performance of short-term debt instruments. The

RISK/RETURN SUMMARY AND FUND EXPENSES



                  Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

         o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

RISK/RETURN SUMMARY AND FUND EXPENSES



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Institutional Prime Money Market Fund by showing its performance from year to year and as compared to a broad measure of market performance. The iMoneyNet First Tier Institutional Money Market Fund AverageTM in the table below is an ________________. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund's current seven-day yield, call the Fund at
___________________.


                         PERFORMANCE BAR CHART AND TABLE
   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL PRIME FUND SHARES
         (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS
                              AND DISTRIBUTIONS.)

                                    [REVISE]

                                  [BAR CHART]

5.20%   4.97%   6.08%   4.01%
--------------------------------------------
1998    1999    2000    2001    2002    2003


Best quarter:  Q__ ___ ___%
Worst quarter: Q__ ___ ___%
----------------------------------------


PERFORMANCE TABLE

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003)

---------------------------------------------------------------------------------------------------------------------------
                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Institutional Prime Fund                                                 ___%               ___%               ___%
---------------------------------------------------------------------------------------------------------------------------
iMoneyNet First Tier Institutional Money Market Fund Average(TM)         ___%               ___%               ___%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Institutional Prime Fund's total return for the ____ months ended _______________ was __%.
---------------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES



INSTITUTIONAL TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE. To achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. This objective cannot be changed without the approval of Fund shareholders.

PRINCIPAL INVESTMENT STRATEGIES. Institutional Tax-Free invests in high quality debt obligations that pay interest that is exempt from federal income taxes. In normal market conditions, at least 80% of the Fund's assets, plus the amount of any borrowings for investment purposes, must be invested in tax-exempt securities. However, Voyageur will attempt to keep substantially all of the Fund's assets invested in tax-exempt securities.

CREDIT QUALITY. The Fund invests only in securities that have received the highest short-term rating from at least one rating organization, such as Standard & Poors Corporation or Moody's Investors Service, Inc. The Fund does not invest in unrated securities.

MATURITY. The Fund invests only in securities having remaining maturities of 397 days or less. The Fund also maintains a dollar-weighted average portfolio maturity of 90 days or less.

DIVERSIFICATION. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.


The Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Trustees. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share and to minimize the risk of default.

A full discussion of all permissible investments can be found in the SAI.

PRINCIPAL RISKS

The Fund is not a balanced investment program. It is possible to lose money by investing in the Fund. An investment in the Fund involves the following risks:

         o FUND INVESTMENT IS NOT INSURED. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

         o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Fund's yields will change over time. During periods when interest rates are low, the Fund's yield will also be low.

         o AN ISSUER OR GUARANTOR OF THE FUND'S SECURITIES DEFAULTS. Any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause the Fund's share price or yield to fall.

         o INVESTMENT ADVISER'S JUDGMENT. The Fund is subject to the risk that Voyageur's security selection and expectations regarding interest rate trends will cause the Fund's yields to lag other

RISK/RETURN SUMMARY AND FUND EXPENSES



                  funds with similar investment objectives or the performance of short-term debt instruments. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

         o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

RISK/RETURN SUMMARY AND FUND EXPENSES



PERFORMANCE INFORMATION

The bar chart and table provide an indication of the risks of an investment in the Institutional Tax-Free Money Market Fund by showing its performance from year to year and as compared to a broad measure of market performance. The iMoneyNet Tax Free Institutional Money Market Fund Average(TM)in the table below, __________________. Past performance does not indicate how the Fund will perform in the future.

If you would like to know the Fund's current seven-day yield, call the Fund at
_____________________.

                         PERFORMANCE BAR CHART AND TABLE
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL
                               TAX-FREE FUND SHARES
         (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS
                              AND DISTRIBUTIONS.)

                                    [REVISE]

                                  [BAR CHART]

2.89%   3.73%   2.47%
------------------------------------
1999    2000    2001    2002    2003


Best quarter:  Q__ ___ ___%
Worst quarter: Q__ ___ ___%
----------------------------------------


PERFORMANCE TABLE

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING DECEMBER 31, 2003)


---------------------------------------------------------------------------------------------------------------------------
                                                                         PAST              PAST 5             PAST 10
                                                                         YEAR               YEARS              YEARS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Institutional Tax-Free Fund                                              ___%               ___%               ___%
---------------------------------------------------------------------------------------------------------------------------
iMoneyNet Tax Free Institutional Money Market Fund Average(TM)           ___%               ___%               ___%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 Institutional Tax-Free Fund's total return for the ____ months ended ____________ was __%.
---------------------------------------------------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Prime Fund, Government Fund and Tax-Free Fund.

                                                               PRIME                 GOVERNMENT                TAX-FREE
                                                                FUND                    FUND                     FUND
                                                      ---------------------------------------------------------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum sales charge (load) on purchases                        None                    None                     None
Maximum deferred sales charge (load)                            None                    None                     None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee                                                   %                        %                        %
Distribution and servicing fee (12b-1)                          None                    None                     None
Other expenses(1)                                                %                        %                        %
Total annual fund operating expenses                             %                        %                        %
Contractual fee waiver/expense reimbursement(2)                  %                        %                        %
                                                      ---------------------------------------------------------------------------
Net expenses                                                     %                        %                        %
-----------------------------------------------------


                            [FOOTNOTES TO BE REVISED]

(1) "Other Expenses" are based on each Fund's most recently completed fiscal year, restated for the entire year an administrative services fee of 0.25% per annum for administrative services provided by Voyageur to each Fund.

(2) Voyageur has contractually agreed to limit expenses for each Fund through November 30, 2003 so that annual fund operating expenses do not exceed 0.71% for Government Fund and 0.62% for Tax-Free Fund. Pursuant to this arrangement, Voyageur's contractual obligation to waiver and/or reimburse expenses is limited to 0.25% per annum of the respective Fund's average daily net assets. Information presented for "Contractual fee waiver/expense reimbursement" has been restated to reflect this contractual arrangement as if it had been in effect during the entire previous fiscal year. Voyageur may voluntarily waiver and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice. [ADD DISCLOSURE REGARDING EXPENSE LIMIT FOR PRIME FUND FOR NOVEMBER 2004 (?) THROUGH MAY 1 2005, CAPPING EXPENSES AT MAY 1 2003 LEVEL.]

EXAMPLE

         This example helps you to compare the costs of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

         o        You invest $10,000 in the Fund for the period shown

         o        Your investment has a 5% return each year

         o        You reinvest all distributions and dividends

         o The Fund's operating expense levels remain the same from year to year

                                                      NUMBER OF YEARS YOU OWN YOUR SHARES
                          --------------------------------------------------------------------------------------------
                                  1 YEAR                3 YEARS                 5 YEARS               10 YEARS
                          --------------------------------------------------------------------------------------------
Prime Fund                          $                      $                       $                      $
Government Fund
Tax-Free Fund

RISK/RETURN SUMMARY AND FUND EXPENSES



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Institutional Prime Fund and Institutional Tax-Free Fund.

----------------------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL              INSTITUTIONAL
                                                               PRIME                    TAX-FREE
                                                                FUND                      FUND
----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOU INVESTMENT
----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases                        None                      None
----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                            None                      None
----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
Management fee                                                   %                          %
----------------------------------------------------------------------------------------------------------
Distribution and servicing fee (12b-1)                          None                      None
----------------------------------------------------------------------------------------------------------
Other expenses(1)                                                %                          %
----------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(1)                          %                          %
----------------------------------------------------- ------------------------- --------------------------

(1) Voyageur may voluntarily waive and/or reimburse operating expenses from time to time. Any such program may be modified or discontinued at any time without notice.

EXAMPLE

         This example helps you to compare the costs of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

         o        You invest $10,000 in the Fund for the period shown

         o        Your investment has a 5% return each year

         o        You reinvest all distributions and dividends

         o The Fund's operating expense levels remain the same from year to year

------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF YEARS YOU OWN YOUR SHARES
------------------------------------------------------------------------------------------------------------------------------
                                           1 YEAR                3 YEARS               5 YEARS                10 YEARS
------------------------------------------------------------------------------------------------------------------------------
Institutional Prime Fund                      $                     $                     $                      $
------------------------------------------------------------------------------------------------------------------------------
Institutional Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS                                          FUND MANAGEMENT



INVESTMENT ADVISER

The Funds are advised by Voyageur. Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which is a wholly-owned subsidiary of Royal Bank of Canada ("RBC"). RBC is a diversified financial services company that provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, online banking and transaction processing on a global basis. RBC employs approximately 50,000 people who serve approximately 10 million personal, business and public sector customers in North America and in some 30 countries around the world. Voyageur has been registered with the Securities and Exchange Commission as an investment adviser since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, MN 55402. Voyageur's charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of [December] 31, 2003, Voyageur's investment team managed approximately $__ billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

For these advisory services, the Funds paid fees as follows during the fiscal year ended July 31, 2003:

----------------------------------------------------------------------------------------------------------------------
                                                             AS A PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                             AS OF 7/31/2003
----------------------------------------------------------------------------------------------------------------------
Prime Fund                                                   ___%
                                                             ---------------------------------------------------------
Government Fund                                              ___%
                                                             ---------------------------------------------------------
Tax-Free Fund                                                ___%
                                                             ---------------------------------------------------------
Institutional Prime Fund                                     ___%
                                                             ---------------------------------------------------------
Institutional Tax-Free Fund                                  ___%
----------------------------------------------------------------------------------------------------------------------

*Due to a reorganization effective March 31, 2004, the Funds now have a fiscal year ending September 30.

PORTFOLIO MANAGERS

Voyageur is responsible for the overall management of each Fund's portfolio. Voyageur employs for each Fund a team approach to the management of the Fund with no individual team member being responsible solely for investment decisions. Each Fund's management team or portfolio manager has access to Voyageur's investment research and other money management resources.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. Pursuant to a separate agreement, Voyageur provides administrative services to each Fund. Each Fund pays Voyageur an administrative services fee at the annual rate of 0.25% of the average daily net assets of the Fund.

DISTRIBUTOR. RBC Dain Rauscher Inc. is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc., and (like Voyageur) is a wholly-owned subsidiary of RBC Dain Rauscher Corp.

SUB-ADMINISTRATOR, FUND ACCOUNTING AGENT, TRANSFER AGENT. BISYS Fund Services Ohio, Inc. ("BISYS") provides sub-administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping

RISK/RETURN SUMMARY AND FUND EXPENSES



and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

CUSTODIAN. The Funds' custodian is Wells Fargo Bank, Minnesota, N.A.

SHAREHOLDER INFORMATION



PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The Funds calculate their share prices at the close of each business day for the New York Stock Exchange ("NYSE") (currently 4:00 p.m. New York time). A Fund's share price is its net asset value per share (or NAV), which is the value of the Fund's net assets divided by the number of its outstanding shares. The Funds seek to maintain a stable NAV of $1.00 per share.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that the NYSE is open for business. For example: If you place a purchase order to buy shares of the Government Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day the NYSE is open for business at 4:00 p.m. Eastern time.

SHAREHOLDER INFORMATION



PURCHASING AND SELLING YOUR SHARES

You may purchase shares of the Funds through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares.* If you purchase shares through an investment representative, that party is responsible for transmitting orders by the close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

----------------------------------------------------------------------------------------------
                                                         MINIMUM              MINIMUM
                                                         INITIAL            SUBSEQUENT
ACCOUNT TYPE                                            INVESTMENT          INVESTMENT
Regular (non-retirement)                              $                   $
Retirement (IRA)                                      $                   $
Automatic Investment Plan                             $                   $
----------------------------------------------------------------------------------------------

All purchases must be in U.S. dollars. Neither third-party checks nor credit card convenience checks are accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of a Fund and its shareholders.

* Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of the Fund at the Fund's net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Administrator. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that these organizations carry out their obligations to their customers.

The Distributor may make payments, at its own expense, to brokers, financial intermediaries and other persons that sell or arrange for the sale of shares of the Funds, as described in the SAI.

--------------------------------------------------------------------------------
AVOID BACKUP TAX WITHHOLDING
Each Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION



INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

BY MAIL                         BY REGULAR MAIL                                    BY EXPRESS MAIL
                                Tamarack Funds                                     Tamarack Funds
                                P.O. Box 182485                                    3435 Stelzer Road
                                Columbus, OH 43218-2485                            Columbus, OH 43219

                                For Initial Investment:
                                1.  Carefully read and complete the application.
                                    Establishing your account privileges now saves you the inconvenience of having to add them later.
                                2.  Make check, bank draft or money order
                                    payable to "Tamarack Funds" and include the name of the appropriate Fund(s) on the check.
                                3. Mail or deliver application and payment to address above.


                                For Subsequent Investment:

                                1. Use the investment slip attached to your
                                   account statement. Or, if unavailable, provide the following information:

                                      o Fund name

                                      o Amount invested

                                      o Account name and account number

                                2.  Make check, bank draft or money order
                                    payable to "Tamarack Funds" and include your
                                    account number on the check.
                                3.  Mail or deliver investment slip and payment
                                    to the address above.
----------------------------------------------------------------------------------
ELECTRONIC PURCHASES            Your bank must participate in the Automated        ELECTRONIC VS. WIRE TRANSFER
                                Clearing House (ACH) and must be a U.S. Bank.
                                Your bank or broker may charge for this service.   Wire transfers allow financial
                                                                                   institutions to send funds to each
                                Establish the electronic purchase option on your   other, almost instantaneously.  With
                                account application or call [1-800-442-3688.]      an electronic purchase or sale, the
                                Your account can generally be set up for           transaction is made through the
                                electronic purchases within 15 days.               Automated Clearing House (ACH) and
                                                                                   may take up to eight days to clear.
                                Call [1-800-442-3688] to arrange a transfer from   There is generally no fee for ACH
                                your bank account.                                 transactions.
                                                                                   ----------------------------------------
----------------------------------------------------------------------------------
BY WIRE TRANSFER                Call [1-800-442-3688] to obtain a new account
                                number transactions. and instructions for
                                sending your application, and for instructing
                                your bank to wire transfer your investment.
                                NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

---------------------------------------------------------------------------------------------------------------------------
                                                                                   QUESTIONS?

                                                                                   Call [1-800-442-3688] or your investment
                                                                                   representative.

SHAREHOLDER INFORMATION



PURCHASING AND ADDING TO YOUR SHARES

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments in the Funds from your bank account, through payroll deductions or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $50; no investment is required to establish an automatic investment account.

To invest regularly from your bank account:

         o Complete the Automatic Investment Plan portion on your Account Application.


Make sure you note:

         o        Your bank name, address and account number

         o        The amount you wish to invest automatically (minimum $50)

         o        How often you want to invest (every month or 4 times a year)

         o        Attach a voided personal check.

To invest regularly from your paycheck or government check, call
[1-800-442-3688] for an enrollment form.

DIRECTED DIVIDEND OPTION  [WILL THIS BE AVAILABLE?]

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another Tamarack Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Each Fund will distribute its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV.

SHAREHOLDER INFORMATION

INSTRUCTIONS FOR SELLING SHARES

                                          --------------------------------------
You may sell your shares at any time.     WITHDRAWING MONEY FROM YOUR
Your sales price will be the next NAV     FUND INVESTMENT
after your sell order is received in good
order by the Fund or its transfer agent   As a mutual fund shareholder, you
[REVIEW SEC rules]. Normally you will     are technically selling shares when
receive your proceeds within a week       you request a withdrawal in cash. This
after your request is received. See       is also known as redeeming shares or
section on "General Policies on Selling   a redemption of shares.
Shares" below. The Funds reserve the
right to amend their redemption
policies. Shareholders will be notified
of changes.
                                          --------------------------------------

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

---------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                    1.  Call [1-800-442-3688] with instructions as to how you wish to receive your funds (mail,
(UNLESS YOU HAVE DECLINED           wire, electronic transfer).  (See "General Policies on Selling Shares - Verifying Telephone
TELEPHONE SALES PRIVILEGES)         Redemptions" below).
---------------------------------------------------------------------------------------------------------------------------------
BY MAIL                         1.  Call [1-800-442-3688] to request redemption forms or write a letter of instruction
(See "Selling Your Shares -         indicating:
Redemptions in Writing          o   your Fund and account number
Required")                      o   amount you wish to redeem
                                o   address where your check should be sent
                                o   account owner signature

                                2.  Mail to: Tamarack Funds P.O.
                                             Box 182485 Columbus, OH
                                             43218-2485
---------------------------------------------------------------------------------------------------------------------------------
BY OVERNIGHT SERVICE            See instruction 1 above, under "By mail."
(See "General Policies on
Selling Shares - Redemptions    2.  Send to Tamarack Funds
in Writing Required" below)                 c/o BISYS Fund Services
                                            Attn:  Shareholder Services
                                            3435 Stelzer Road
                                            Columbus, OH 43219
---------------------------------------------------------------------------------------------------------------------------------
WIRE TRANSFER                    Call [1-800-442-3688] to request a wire transfer.
YOU MUST INDICATE THIS OPTION
ON YOUR APPLICATION.             If you call by 4 p.m. Eastern time on a day the NYSE is open for business, your payment will normally be wired to your bank on the next business day.
Note:  Your financial
institution may charge a fee.
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC REDEMPTIONS          Call [1-800-442-3688] to request an electronic redemption.
Your bank must participate in
the Automated Clearing House    If you call by 4 p.m. Eastern time on a day the NYSE is open for business, the NAV of your
(ACH) and must be a U.S. bank.  shares will normally be determined on the same day and the proceeds credited within 8 days.

Your bank may charge for this
service.
---------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The maximum withdrawal per year is 12% of the account value at the time of election. To activate this feature:

         o Make sure you've checked the appropriate box on the Account Application. Or call [1-800-442-3688].

         o        Include a voided personal check.

         o Your account must have a value of $12,000 or more to start withdrawals.

         o If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES
REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include each of the following:

         o Your account address has changed within the last 10 business days

         o        The check is not being mailed to the address on your account

         o The check is not being made payable to the owners of the account

         o The redemption proceeds are being transferred to another Fund account with a different registration o The redemption proceeds are being wired to bank instructions currently not on your account

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

TELEPHONE REDEMPTIONS

The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

SHAREHOLDER INFORMATION

At times of peak activity it may be difficult to place requests by phone. During those times, consider sending your request in writing.

REDEMPTIONS WITHIN 10 DAYS OF INVESTMENT

When you have made your investment by check, money order or other cash equivalent (other than wire transfer), your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the means of purchase has cleared (which may take up to 10 business days). You can avoid this delay by purchasing shares by federal funds wire.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 (not as a result of market action), the Fund may ask you to increase your balance. If it is still below $1,000 after 30 days of receipt of notice of account closure, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER INFORMATION                                   EXCHANGING YOUR SHARES



EXCHANGES          [MUST DECIDE ON EXCHANGE PRIVILEGE TO NON-MONEY MARKET FUNDS]

You can exchange your shares in one Fund for shares of the same class of another Money Market Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements [WILL THERE BE ANY MINIMUM?] for the Fund into which you are exchanging. An exchange is treated as a sale for federal income tax purposes.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to Tamarack Funds, P.O. Box 182485, Columbus OH 43218-2485, or by calling [1-800-442-3688]. Please provide the following information:

         o        Your name and telephone number

         o        The exact name on your account and account number

         o Taxpayer identification number (usually your Social Security number)

         o        Dollar value or number of shares to be exchanged

         o        The name of the Fund from which the exchange is to be made

         o        The name of the Fund into which the exchange is being made

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

NOTES ON EXCHANGES

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus information for the Fund into which you wish to exchange shares.

[Add information on any share class requirements for exchanges from/to money market funds.]


                                                  QUESTIONS?
                                                  Call [1-800-442-3688]
                                                  ------------------------------

SHAREHOLDER INFORMATION                       DIVIDENDS, DISTRIBUTIONS AND TAXES



Because everybody's tax situation is different, you should consult with your tax adviser about the tax implications of your investment in a Fund.

PRIME FUND, GOVERNMENT FUND AND INSTITUTIONAL PRIME FUND. Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states permit mutual funds to "pass through" this tax exemption to their shareholders.

TAX-FREE FUND AND INSTITUTIONAL TAX-FREE FUND. Dividends derived from interest on tax-exempt municipal obligations will generally not be subject to federal income tax. Capital gain distributions on municipal obligations will be taxed as capital gains, even if reinvested in additional shares. Tax-Free Fund anticipates that substantially all of its dividends will be exempt from federal income taxes (including the federal alternative minimum tax) and will notify each shareholder annually of the tax status of all distributions. Distributions, however, may be subject to state and local taxes.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Fund for the previous year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

ORGANIZATIONAL STRUCTURE

Tamarack Funds Trust was organized as a Delaware statutory trust on [DECEMBER 16, 2003]. Overall responsibility for the management of the Funds is vested in the Board of Trustees. The Tamarack Money Market Funds described in this prospectus were previously separate series of Great Hall (R) Investment Funds, Inc. and were reorganized as series of Tamarack Funds Trust effective [MARCH 31, 2004]. There were no changes to the Funds' investment objectives, policies or fee structure as a result of the reorganization. However, in connection with the reorganization, shareholders of Great Hall Investment Funds, Inc. voted to amend the Funds' fundamental policies, as stated in the SAI. Unless otherwise noted, information contained in this prospectus regarding Fund fees, expenses and performance prior to [MARCH 31, 2004] relates to the Funds prior to the reorganization.

FINANCIAL HIGHLIGHTS



                              FINANCIAL HIGHLIGHTS

                                 [TO BE REVISED]

The following tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all distributions. The information in the following tables for the fiscal year ended July 31, 2003 was audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report (available upon request). The information in the following tables for all other fiscal years was audited by the Funds' former independent accountants.

PRIME FUND (1)

                                                            YEAR ENDED                                  YEAR ENDED
                                             YEAR ENDED      JULY 31,     YEAR ENDED     YEAR ENDED        JULY
                                            JULY 31, 2003      2002      JULY 31, 2001  JULY 31, 2000    31, 1999
--------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                                       $1.00          $1.00          $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------
Net income from investment operations                         0.02           0.05           0.05          0.05
Distributions to
   shareholders from
   net investment income                                    (0.02)         (0.05)         (0.05)        (0.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $1.00          $1.00          $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------
Total return                                                  1.7%           5.1%           5.3%          4.6%
Net assets at end of
   period (000's omitted) .                             $8,524,352     $5,281,520     $4,851,503    $4,522,700
Ratio of net expenses to
   average daily net
   assets                                                   0.69%*          0.62%          0.63%         0.61%
Ratio of net investment
   income to average
   daily net assets                                         1.66%*          5.11%          5.32%         4.62%

*Various fees and expenses were waived or absorbed by Voyageur for Prime Fund during the period ended July 31, 2002. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.73% and 1.61%.

(1) Effective October 31, 2003, Prime Fund offered only one class of shares, known as Investor Shares.

FINANCIAL HIGHLIGHTS



GOVERNMENT FUND(1)

                                             YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                           JULY 31, 2002*  JULY 31, 2001  JULY 31, 2000   JULY 31, 1999  JULY 31, 1998
------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                           $1.00          $1.00           $1.00          $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------
Net income from investment operations             0.02           0.05            0.05           0.05            0.05
Distributions to
   shareholders from
   net investment income                        (0.02)         (0.05)          (0.05)         (0.05)          (0.05)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.00          $1.00           $1.00          $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------
Total return                                      1.6%           4.9%            5.2%           4.5%            5.0%
Net assets at end of
   period (000's omitted)                   $1,087,788       $462,467        $266,961       $271,376        $228,929
Ratio of net expenses to
   average daily net
   assets                                      0.57%**          0.54%           0.57%          0.59%           0.59%
Ratio of net investment
   income to average
   daily net assets                            1.60%**          4.88%           5.22%          4.50%           4.98%

* Effective October 31, 2002, Government Fund discontinued offering Reserve Shares and converted any existing Reserve Shares to Investor Shares. Net income from investment operations and distributions to shareholders from net investment income for the Fund's Reserve Shares during the period from March 1, 2002 (initial offering of Reserve Shares) to July 31, 2002 amounted to $0.01 per share, and net assets in the Fund's Reserve Shares as of July 31, 2002 were $12.8 million.


** Various fees and expenses were waived or absorbed by Voyageur for Government
   Fund during the period ended July 31, 2002. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.59% and 1.58%.

(1) Effective October 31, 2003, Prime Fund offered only one class of shares, known as Investor Shares.

FINANCIAL HIGHLIGHTS



TAX-FREE FUND(1)

                                             YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                           JULY 31, 2002   JULY 31, 2001  JULY 31, 2000   JULY 31, 1999  JULY 31, 1998
------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                         $1.00          $1.00           $1.00          $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------
Net income from investment operations           0.01           0.03            0.03           0.03            0.03
Distributions to
   shareholders from net
   investment income                          (0.01)         (0.03)          (0.03)         (0.03)          (0.03)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00          $1.00           $1.00          $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------
Total return                                    1.1%           3.1%            3.2%           2.7%            3.1%
Net assets at end of
   period (000's omitted)                   $909,074       $489,932        $426,230       $497,139        $545,849
Ratio of net expenses to average daily
   net assets                                 0.59%*          0.59%           0.59%          0.59%           0.58%
Ratio of net investment
   income to average
   daily net assets                           1.08%*          3.07%           3.16%          2.65%           3.05%


*Various fees and expenses were waived or absorbed by Voyageur for Tax-Free Fund during the period ended July 31, 2002. Had the Fund paid all expenses, the respective ratios of net expenses and net investment income to average net assets would have been 0.65% and 1.03%.

(1) Effective October 31, 2003, Prime Fund offered only one class of shares, known as Investor Shares.

FINANCIAL HIGHLIGHTS



INSTITUTIONAL PRIME FUND

                                                                                                            PERIOD FROM
                                             YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     AUGUST 11, 1997*
                                           JULY 31, 2002   JULY 31, 2001  JULY 31, 2000   JULY 31, 1999   TO JULY 31, 1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                          $1.00          $1.00           $1.00          $1.00              $1.00
--------------------------------------------------------------------------------------------------------------------------
Net income from investment operations            0.02           0.06            0.06           0.05               0.05
Distributions to
   shareholders from
   net investment income                       (0.02)         (0.06)          (0.06)         (0.05)             (0.05)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00          $1.00           $1.00          $1.00              $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return                                     2.2%           5.5%            5.7%           4.9%               5.2%
Net assets at end of
   period (000's omitted)                    $449,200       $365,593        $382,491       $310,183           $213,785
Ratio of net expenses to
   average daily net
   assets                                    0.30%***          0.31%           0.32%          0.34%            0.39%**
Ratio of net investment
   income to average
   daily net assets                          2.17%***          5.52%           5.68%          4.85%            5.27%**

*  Commencement of operations.

** Adjusted to an annual basis.

***Various fund fees and expenses were voluntarily waived or absorbed by the investment adviser for Institutional Prime Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of net expenses and net investment income to average daily net assets would have been 0.42% and 5.24% for the period ended July 31, 1998.

FINANCIAL HIGHLIGHTS



INSTITUTIONAL TAX-FREE FUND

                                                                                              PERIOD FROM
                                                                                             SEPTEMBER 23,
                                                 YEAR ENDED     YEAR ENDED      YEAR ENDED      1998* TO
                                               JULY 31, 2002  JULY 31, 2001   JULY 31, 2000  JULY 31, 1999
----------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                              $1.00          $1.00           $1.00          $1.00
----------------------------------------------------------------------------------------------------------
Net income from investment operations                0.01           0.03            0.03           0.03
Distributions to
   shareholders from
   net investment income                           (0.01)         (0.03)          (0.03)         (0.05)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00          $1.00           $1.00          $1.00
----------------------------------------------------------------------------------------------------------
Total return                                         1.4%           3.3%            3.4%           2.5%
Net assets at end of
   period (000's omitted)                        $193,175       $171,855        $158,921        $53,149
Ratio of net expenses to
   average daily net
   assets***                                        0.36%          0.39%           0.39%        0.30%**
Ratio of net investment
   income to average
   daily net assets***                              1.42%          3.32%           3.49%        2.79%**

*  Commencement of operations.

** Adjusted to an annual basis.

*** Various fund fees and expenses were voluntarily waived or absorbed by the investment adviser for Institutional Tax-Free Fund during the period ended July 31, 1999 and July 31, 2000. Had the Fund paid all expenses, the ratio of net expenses and net investment income to average daily net assets would have been 0.55% and 2.54% for the period ended July 31, 1999 and 0.44% and 3.44% for the period ended July 31, 2000.

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





                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

TAMARACK FUNDS



                                 TAMARACK FUNDS
                      NOTICE OF PRIVACY POLICY & PRACTICES

The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers(1).

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Tamarack Funds.

------------------------------------------------------------------------------------------------------------------------
COLLECTION OF CUSTOMER               We collect nonpublic personal information about our
INFORMATION                          customers from the following sources:

                                             o  ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a customer's name, address, social security number, and
                                                information about a customer's investment goals and risk
                                                tolerance;

                                             o  ACCOUNT HISTORY, including information about the transactions and balances in a customer's accounts; and

                                             o  CORRESPONDENCE, written, telephonic or electronic between a customer and the Tamarack Funds or service providers to the
                                                Tamarack Funds.
------------------------------------------------------------------------------------------------------------------------
DISCLOSURE OF CUSTOMER               We may disclose all of the information described above to certain third parties
INFORMATION                          who are not affiliated with the Tamarack Funds under one or more of these circumstances:

                                             o  As Authorized - if you request or authorize the disclosure of the information.

                                             o  As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the
                                                Tamarack Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

                                             o  Under Joint Agreements - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

------------------------------------------------------------------------------------------------------------------------
SECURITY OF CUSTOMER                 We require service providers to the Tamarack Funds:
INFORMATION
                                             o  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Tamarack Funds; and

                                             o  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Tamarack Funds.
------------------------------------------------------------------------------------------------------------------------

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Tamarack Funds.
-------------------

(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to the Tamarack Funds, but do not invest in Tamarack Funds' shares.

                       This is not part of the Prospectus.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                                 Tamarack Funds
                                 P.O. BOX 182485
                            Columbus, Ohio 43218-2485
                            Telephone: 1-800-442-3688
--------------------------------------------------------------------------------

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov






Investment Company Act File No. 811-8384.
248897.1.03 1/15/2004 2:48 PM

                              TAMARACK FUNDS TRUST
                                [INSERT ADDRESS]
                         GENERAL AND ACCOUNT INFORMATION
                             (800) ________________

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") describes the seventeen series (each a "Fund") of Tamarack Funds Trust (the "Trust") advised by Voyageur Asset Management Inc. (the "Adviser" or "Voyageur"). The Funds are:

EQUITY FUNDS
------------
     --    Tamarack Large Cap Equity Fund
     --    Tamarack Mid Cap Equity Fund
     --    Tamarack Small Cap Equity Fund
     --    Tamarack Enterprise Fund
     --    Tamarack Enterprise Small-Cap Fund
     --    Tamarack Value Fund
     --    Tamarack Microcap Value Fund
     --    Tamarack Small Cap International Fund

FIXED INCOME FUNDS
------------------
     --    Tamarack Government Income Fund
     --    Tamarack Quality Income Fund
     --    Tamarack Tax-Free Income Fund
     --    Tamarack North Carolina Tax-Free Bond Fund

MONEY MARKET FUNDS
------------------
     --    Tamarack Prime Money Market Fund
     --    Tamarack U.S. Government Money Market Fund
     --    Tamarack Tax-Free Money Market Fund
     --    Tamarack Institutional Prime Money Market Fund
     --    Tamarack Institutional Tax-Free Money Market Fund

Each Fund has distinct investment objectives and policies. Shares of the Equity Funds and Fixed Income Funds are sold to the public by Jones & Babson, Inc.; shares of the Money Market Funds are sold to the public by RBC Dain Rauscher, Inc. (Jones & Babson, Inc. and RBC Dain Rauscher, Inc. are each referred to as "Distributor", and together as "Distributors") as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of the Adviser or its affiliates.

The Trust is offering an indefinite number of shares of each class of shares offered by the particular Fund See "Additional Purchase and Redemption Information" and "Other Information -- Capitalization" herein.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Equity Funds, Fixed Income Funds or Money Market Funds, as applicable, dated March 31, 2004, (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The financial statements and related report of the independent accountants in the Funds' Annual Reports for their most recent fiscal years are incorporated by reference into this SAI. Copies of the Annual Reports and the Prospectus are available, without charge, and may be obtained by writing or calling the Funds at the address or telephone number printed above.

March 31, 2004

                                TABLE OF CONTENTS

                                                                            PAGE

INVESTMENT POLICIES..........................................................
The Funds....................................................................
Description of Other Securities and Investment Practices.....................
U.S. Government Securities...................................................
Bank Obligations.............................................................
Commercial Paper.............................................................
Repurchase Agreements........................................................
Loans of Portfolio Securities................................................
Variable and Floating Rate Demand and Master Demand Notes....................
Money Market Funds Illiquid Investments; Liquidity Guidelines
Variable and Floating Rate Demand Municipal Obligations
Forward Commitments and When-Issued Securities...............................
Corporate Debt Securities....................................................
Investment Companies.........................................................
Option Writing and Purchasing................................................
Risks of Options Transactions................................................
Futures Contracts............................................................
Options on Futures Contracts.................................................
Risks of Futures and Options Investments.....................................
Real Estate Investment Trusts................................................
Convertible Securities.......................................................
Foreign Securities...........................................................
Short Sales Against the Box..................................................
Forward Foreign Currency Exchange Contracts..................................
Risks of Forward Foreign Currency Contracts..................................
Risk of Foreign Currency Options.............................................
Mortgage Related Securities..................................................
Other Asset Backed Securities................................................
Zero Coupon and Pay-in-Kind Securities.......................................
Interest Rate Futures Contracts..............................................
Dollar Roll Agreements ......................................................
North Carolina Municipal Obligations.........................................
Municipal Lease Obligations..................................................
Stand-By Commitments
Stand-By Commitments - Tax-Free Money Market, Tax-Free Institutional
Money Market
Participation Interests......................................................
Third Party Puts.............................................................
INVESTMENT RESTRICTIONS......................................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................
EXCHANGE OF FUND SHARES .....................................................
MANAGEMENT...................................................................
Trustees and Officers........................................................
Investment Adviser...........................................................
Proxy Voting Policies........................................................
Distribution of Fund Shares..................................................
Administrative Services......................................................
DETERMINATION OF NET ASSET VALUE.............................................
PORTFOLIO TRANSACTIONS.......................................................
Portfolio Turnover...........................................................
TAXATION.....................................................................
Tamarack North Carolina Tax-Free Bond Fund...................................
OTHER INFORMATION............................................................
Capitalization...............................................................
Voting Rights................................................................
Custodian, Transfer Agent and Fund Accounting Agent..........................
Yield and Performance Information............................................
Independent Auditors.........................................................
Counsel......................................................................
Code of Ethics...............................................................

Registration Statement.......................................................
Financial Statements.........................................................
Appendix A...................................................................
Appendix B...................................................................

                               INVESTMENT POLICIES

This Statement of Additional Information discusses the investment objectives of the Funds and the policies employed by the Funds to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund is a fundamental policy of the Fund and may not be changed without the approval of the Fund's shareholders.

THE FUNDS

TAMARACK LARGE CAP EQUITY FUND. Tamarack Large Cap Equity Fund pursues its objective of long-term capital appreciation by investing primarily in common stocks. In addition, the Fund may invest in other equity securities such as convertible securities and preferred stocks and may enter into stock index futures contracts, options on securities, options on futures contracts and forward foreign currency exchange contracts to a limited extent (see "Stock Index Futures Contracts," "Option Writing and Purchasing," "Options on Futures Contracts" and "Forward Foreign Currency Exchange Contracts"). The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through American Depository Receipts ("ADRs") (see "Foreign Securities"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in common stocks of large U.S. companies. Large companies are defined as those with market capitalization of $5 billion or more at the time of purchase. Companies that satisfy this test at the time of purchase will continue to be considered "large" for purposes of the 80% test even if they subsequently fall below this range. For temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant, the Fund may invest without limit in debt instruments of the same types, and subject to the same conditions, as the Tamarack Mid Cap Equity Fund may invest, as described below.

TAMARACK MID CAP EQUITY FUND. Tamarack Mid Cap Equity Fund pursues its objective of long-term capital appreciation by investing primarily in a diversified portfolio of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock (see "Convertible Securities"). The Fund expects to invest primarily in common stocks of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs (see "Foreign Securities"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in common stocks of mid-sized companies. The Fund may also invest in other equity securities, such as convertible securities and preferred stocks. Mid-sized companies are defined as those with market capitalizations that fall within the range of companies in the S&P 400 Mid Cap Index at the time of investment. The S&P 400 Mid Cap Index is an unmanaged index that is designed to track the performance of medium sized companies. The index is updated quarterly, and the companies included in the index, as well as their capitalization ranges, change from time to time. A company that was within the range of the index at the time its stock was purchased by the Fund will continue to be considered mid-sized for purposes of the 80% test even if its capitalization subsequently falls outside the range of the index. The Fund may invest without limit in debt instruments for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1 billion; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Bank Obligations," "Commercial Paper," "Corporate Debt Securities," "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes".) Although the Fund's investments in such debt securities and in convertible and preferred stock will generally be rated A, A-1, or better by Standard & Poor's Corporation ("S&P") or A, Prime-1 or better by Moody's Investors Service, Inc. ("Moody's"), or deemed of comparable quality by the Adviser, the Fund is authorized to invest up to 15% of its assets in securities rated as low as BBB by S&P or Baa by Moody's, or deemed of comparable quality by the Adviser. Securities rated BBB or Baa, or deemed equivalent to such securities, may have speculative characteristics. If any debt security held by the Fund is downgraded below BBB/Baa (or so deemed by the Adviser), the securities will generally be sold unless it is determined that such sale is not in the best interest of the Fund. The Fund will not invest in debt securities rated below BBB or Baa. In addition, the Fund may enter into stock index future contracts, options on securities and options on future contracts to a limited extent (see "Stock Index Futures Contracts", "Option Writing and Purchasing", and "Options on Futures Contracts"). The Fund may also invest in investment companies and real estate investment trusts (REITs) and lend portfolio securities (see "Investment Companies," and "Real Estate Investment Trusts").

TAMARACK SMALL CAP EQUITY FUND. Tamarack Small Cap Equity Fund pursues its objective of long-term capital appreciation by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small companies. The Fund may also invest in other equity securities including common and preferred stocks and securities convertible into common stock of small companies (see "Convertible Securities").

The Fund's investments in non-U.S. issuers will generally be in the form of ADRs (see "Foreign Securities"). In addition, the Fund may enter into stock index futures contracts, options on securities, options on futures contracts and forward foreign currency exchange contracts to a limited extent (see "Stock Index Futures Contracts", "Option Writing and Purchasing", "Options on Futures Contracts" and "Forward Foreign Currency Exchange Contracts"). The Fund may also invest in investment companies and REITs and lend its portfolio securities (see "Investment Companies," "Real Estate Investment Trusts" and "Loans of Portfolio Securities"). For temporary defensive purposes during abnormal market or economic conditions, the Fund may invest without limit in debt instruments of the same type, and subject to the same conditions, as the Tamarack Mid Cap Equity Fund may invest under such circumstances as described above.

TAMARACK ENTERPRISE FUND AND ENTERPRISE SMALL-CAP FUND. Since Tamarack Enterprise Fund and Tamarack Enterprise Small-Cap Fund focus on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, the plow-back of earnings and internal financing of growth without the need to issue additional shares should ultimately enhance the companies' per share earnings and dividend capability and should make their shares more attractive in the marketplace.

TAMARACK MICROCAP VALUE FUND. The Fund defines "small stocks" to include stocks listed on the NYSE, AMEX and OTC stocks that have market capitalizations, at the time of initial purchase, of between $20 million and the capitalization that marks the point between the 8th and 9th deciles of the New York Stock Exchange (the "upper limit"). "Neglected stocks" are those that have below average institutional holdings and below average coverage by analysts and newsletters. The Fund's Adviser and Sub-Adviser currently define "neglected stocks" as meaning the fifty-percent of "small stocks" that have the least coverage by institutions and analysts. The Fund's Adviser and Sub-Adviser will use their judgment in determining the methods of measuring analyst and institutional interest. It is estimated that Microcap Value Fund's portfolio will generally contain between 200-300 stocks at any one time.

It is the Fund's intention to maintain ownership of the microcap value stocks in its portfolio approximately in proportion to their respective market capitalizations, but this approach may be departed from for any of the following reasons. First, acquisition of the shares of smaller companies is sometimes difficult without disrupting the supply/demand relationship and thereby increasing transaction costs. For this reason, shares of companies on the buy list may be purchased when opportunities for block trades present themselves even if purchases of such a company's stock would not otherwise be the highest priority on a market capitalization basis. Conversely, high priority shares might be avoided if they cannot be acquired at the time without disrupting the market. Second, the Fund will attempt to purchase shares in optimal lot sizes which precludes fine-tuning of the weighting. Third, the Fund's Adviser and Sub-Adviser take a long-term view and do not feel it prudent to constantly purchase and sell stocks for short-term balancing. Guideline relative weights will be reviewed in detail twice a year.

Shares of stock will be considered for elimination from the portfolio in the following basis: (1) on the basis of the $5 minimum price criterion (a stock will not be sold for this reason alone, but additional shares will not be purchased below $4 per share, which may result in a disproportionate representation in terms of ideal weighting, and it will be sold at the semiannual re-balancing if the stock is selling below $4 per share); (2) on the basis of profitability (a company's stock will be sold as soon as the Fund's Adviser and Sub-Adviser feel it is highly likely that there will be negative earnings in the current fiscal year);
(3) on the basis of tenders or potential mergers (the Fund's Adviser and Sub-Adviser will use their judgment as to the best time to sell or tender); (4) on the basis of neglect (shares will be sold when the company has been beyond the criteria of the Adviser and Sub-Adviser for a neglected stock for three successive semiannual evaluation periods); (5) on the basis of price to book value (stocks will be sold, at a semi-annual evaluation, when their price to book value exceeds two times the upper limit used to qualify for purchase); or
(6) on the basis of capitalization a stock will be sold if, at a semiannual evaluation, either the market capitalization is twice the "upper limit" or below $10 million. In the case of portfolio companies whose capitalization has gone beyond the current maximum or minimum, the Fund's Adviser may keep the portfolio weighting at the level appropriate for the current maximum or minimum. If proceeds beyond current liquid assets are necessary to meet redemptions, stocks not meeting current initial criteria will be liquidated first.

While the objectives of this Fund would favor a fully invested position in individual microcap value stocks, the Fund may from time to time invest in exchange traded index funds, including iShares, to the extent consistent with the Fund's investment objective and policies, as an efficient means of achieving greater diversification. Such investments will be subject to limitations under the Investment Company Act of 1940 ("1940 Act") or the conditions of applicable exemptive orders, as applicable. Additionally, the practicality of Fund management requires liquidity. An average of about 5% of the Fund's assets may be invested in cash or cash equivalents including: securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (such as U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Treasury or supported by the right of the issuer to borrow from the U.S. government), repurchase agreements, certificates of deposit, time deposits, commercial paper and other high quality short-term debt securities. The Fund may adopt a temporary defensive position by investing its assets in debt securities, such as money market obligations, including securities of the U.S. government and its agencies, high quality commercial paper, bankers' acceptances and repurchase agreements with banks and brokers for U.S. government securities.

TAMARACK VALUE FUND. Under normal conditions, the Fund will invest at least 90% of its net assets in common stocks. In addition, the Fund intends to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses.

TAMARACK SMALL-CAP INTERNATIONAL FUND. The Tamarack Small-Cap International Fund ("International Fund") seeks long term growth of capital by investing at least 80% of its net assets in securities of smaller companies located outside the U.S. Any change in the Fund's policy of investing at least 80% of net assets in small cap companies, which is approved by the Board, may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. Small companies are defined as those with a market capitalization of $1.5 billion or less at time of purchase. The Fund invests primarily in equity securities (including common stocks, warrants and securities convertible into common stocks).

In addition to direct ownership equities, the International Fund may also purchase American Depository Receipts ("ADRs"), which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The International Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the International Fund invests may be relatively limited. When the International Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the International Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The International Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the International Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the International Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result should the value of such currency increase.

The International Fund does not intend to invest more than 25% of its total assets in any one particular country. The International Fund may also invest up to 35% of its total assets in companies located in developing countries. A developing or emerging market country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets that trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries.

Investors should recognize that investing in foreign companies involves certain special considerations that are not typically associated with investing in U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the International Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, it will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the International Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the International Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the International Fund's domestic securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the International Fund's portfolio.

The International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the International Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The International Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The International Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the International Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the International Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Sub-Advisor does not intend to cause the International Fund to enter into such forward contracts under this second circumstance on a regular or continuous basis. The International Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the International Fund to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

The Sub-Advisor believes that it is important to have flexibility to enter into these forward contracts when it determines that to do so is in the best interests of the International Fund. The International Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the International Fund's total assets committed to forward foreign currency exchange contracts entered into under the second type of forward foreign currency exchange contracts. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the International Funds' commitments with respect to such contracts. Under normal circumstances, the International Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

The International Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in its net assets on a daily basis, thereby providing an appropriate measure of its financial position and changes in financial position.

TAMARACK GOVERNMENT INCOME FUND. Tamarack Government Income Fund pursues its objective of relatively high current income consistent with relative stability of principal and safety by investing normally at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (see "U.S. Government Securities" and "Mortgage Related Securities"). These securities may also include zero coupon and pay-in-kind securities (see "Zero Coupon and Pay-in-Kind Securities"). In general, its investments will have maximum maturities of 10 years.

To permit desirable flexibility, the Fund has authority to invest in corporate debt securities rated A or better by S&P or Moody's (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-1 or better by S&P or Prime-1 or better by Moody's (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1 billion; variable and floating rate demand and master demand notes; and repurchase agreements with respect to securities in which the Fund is authorized to invest (see "Bank Obligations," "Commercial Paper," "Corporate Debt Securities," "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes"). In addition, the Fund may enter into interest rate futures contracts, options on securities and options on futures contracts to a limited extent (see "Interest Rate Futures Contracts," "Option Writing and Purchasing" and "Options on Futures Contracts"). The Fund may also invest in investment companies, REITs, securities on a when-issued basis or forward commitment basis and lend its portfolio securities (see "Investment

Companies," "Real Estate Investment Trusts," "Forward Commitments and When-Issued Securities" and "Loans of Portfolio Securities").

TAMARACK QUALITY INCOME FUND. Tamarack Quality Income Fund pursues its objective of current income and capital appreciation by investing in a diversified portfolio consisting primarily of investment grade debt obligations, including U.S. government securities. The Fund's name means "quality fixed income" investments. Under normal market conditions, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in: obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities; corporate bonds of U.S. issuers; and mortgage-backed securities issued by U.S. government agencies (see "U.S. Government Securities," "Mortgage Related Securities" and "Corporate Debt Securities"). These debt obligations may pay either fixed or variable rates of interest (see "Variable and Floating Rate Demand and Master Demand Notes").

The Fund also has authority to invest in other types of securities, including preferred stocks, securities convertible into common stock, dollar-denominated obligations of non-U.S. issuers, various types of asset-backed securities, taxable municipal obligations and money market instruments (see "Convertible Securities," "Foreign Securities" and "Municipal Obligations"). The Fund may also invest in income-producing securities issued by REITs (see "Real Estate Investment Trusts"). The Fund may engage in transactions in covered options and interest-rate futures contracts in order to lengthen or shorten the average maturity of its portfolio (see "Interest Rate Futures Contracts," "Option Writing and Purchasing" and "Options on Futures Contracts") and dollar roll transactions (see "Dollar Roll transactions"). The Fund expects to maintain a dollar-weighted average portfolio maturity of between 5 and 15 years.

At least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in securities that are investment grade - i.e., rated within the four highest categories by nationally recognized statistical rating organizations ("rating agencies") and of that at least 70% of the Fund's total assets will be rated A or better by Moody's or S&P or, if unrated, deemed of comparable quality by the Adviser. If the rating of a security held by the Fund is reduced, the Adviser is not required to sell the security but will do so if and when the Adviser believes the sale is in the best interests of the Fund. Up to 30% of the Fund's total assets may be invested in securities rated BBB by S&P or Baa by Moody's (or, if unrated, deemed of comparable quality by the Adviser) at the time of purchase by the Fund, in preferred stocks, zero coupon obligations (see "Zero Coupon and Pay-in-Kind Securities") and in convertible securities provided that no more than 20% of the Fund's net assets is invested in preferred stocks and convertible securities. The Fund may invest in defensive investments as described for Government Income Fund. The Fund may also invest in other investment companies; forward commitments and when-issued securities, municipal lease obligations, stand-by commitments; participation interests and third party puts (see "Investment Companies," "Forward Commitments and When-Issued Securities," "Forward Foreign Currency Exchange Contracts," "Municipal Lease Obligations," "Stand-by Commitments," "Participation Interests," and "Third Party Puts"). The Fund has authority to lend its portfolio securities (see "Loans of Portfolio Securities").

TAMARACK TAX-FREE INCOME FUND. The Fund will have substantially all of its assets invested in investment-grade municipal securities, the interest on which is deemed exempt from federal income tax (including the alternative minimum tax).

During periods of normal market conditions, the Fund will invest at least 80% of its net assets in municipal securities. The Fund may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S., its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of U.S. banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by Standard & Poor's Corp. ("S&P") or Prime-2 or better by Moody's Investors Services, Inc. ("Moody's"), or certain rights to acquire these securities.

The Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interests of shareholders. At least 90% of the municipal bonds in the Fund will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa and A), or by S&P (AAA, AA, and A). Any municipal bond backed by the full faith and credit of the federal government shall be considered to have a rating of AAA. Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the U.S.; or (2) are rated MIG-1, MIG-2 or MIG-3 by Moody's or SP-1, SP-2 or SP-3 by S&P or F1, F2 or F3 by Fitch; or (3) if the notes are not rated, then the issuer's long-term bond rating must be at least A as determined by Moody's or by S&P or Fitch. Short-term notes are limited to those obligations rated A-1 or A-2 by S&P, or Prime-1 or Prime-2 by Moody's or F1 or F2 by Fitch or their equivalents as determined by the Fund's Board of Trustees. With respect to short-term notes which are not rated, the issuer's long-term bond rating must be at least A by S&P or Moody's.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax. Municipal securities also include industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so.

Municipal securities are issued to obtain proceeds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation" and "revenue". General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source or not-for-profit organizations.

The Tax-Free Income Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations or persons related to "substantial users" of the facilities financed with such obligations may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not the Tax-Free Income Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available.

Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of the Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry a risk of default. Through careful selection and supervision, and concentration in the higher-quality investment grade issues, the Tax-Free Income Fund's management intends to reduce this risk. Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of the Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from the Fund's primary objective of the highest quality and maturity characteristics of the Fund.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular Fund holding, its interim pricing for the purpose of the daily valuation of the Fund shares may have to be based on other sources of information and methods deemed fair and reasonable by the Fund's Board of Trustees. One principal method that is commonly used by Funds and other investors who own municipal securities is called matrix pricing, a pricing methodology that groups similarly structured securities and applies the same relative price movements to the group.

From time to time, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal was enacted, the availability of municipal securities for investment by the Fund would be adversely affected. In such event, the Fund would reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

TAMARACK NORTH CAROLINA TAX-FREE BOND FUND. Tamarack North Carolina Tax-Free Bond Fund pursues its objective of high current income that is free from both regular federal income tax and North Carolina personal income tax, together with relative safety of principal by investing primarily in a portfolio of obligations issued by the state of North Carolina, its political subdivisions, and their agencies and instrumentalities, the income from which, in the opinion of the issuer's bond counsel, is exempt from regular federal and North Carolina personal income taxes ("North Carolina Municipal Obligations"). As a fundamental policy, during periods of normal market conditions, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in securities the interest income from which is exempt from the regular federal and North Carolina state income tax. Additionally, under normal circumstances, (a) at least 80% of the value of the Fund's total assets will be invested in "bonds" -- i.e., debt obligations with a duration of at least one year from the date of issue, and (b) at least 80% of the value of the Fund's net assets will be invested in bonds that are North Carolina Municipal Obligations. The Fund seeks to capture a high proportion of the currently available return on North Carolina Municipal Obligations while providing greater safety of principal than would be available from longer term municipal securities. (See "North Carolina Municipal Obligations"). The Fund may also invest in municipal leases, participation interests, stand-by commitments and third party puts (see "Municipal Lease Obligations," "Participation Interests," "Stand-By Commitments" and "Third Party Puts"). The Fund also seeks to moderate price fluctuations by diversifying its investments among different municipal issuers and by limiting its investments to securities of high quality.

The Fund seeks to provide income that is fully free from regular federal and North Carolina personal income taxes, as well as from the federal alternative minimum tax. To provide the flexibility to deal with a variety of market circumstances, however, the Fund may invest up to 20% of its net assets in: (a) municipal obligations of other states ("Municipal Obligations"), the income from which would not be free from North Carolina personal income tax, (b) Municipal Obligations subject to the federal alternative minimum tax ("AMT Obligations"), provided such AMT obligations do not exceed 10% of the Fund's assets, and (c) cash reserves and other obligations producing taxable income, including obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit, bankers' acceptances and other short-term debt obligations of U.S banks with total assets of at least $1 billion; commercial paper rated A-1 or better by S&P or Prime-1 or better by Moody's (or deemed by the Adviser to be of comparable quality); and repurchase agreements relating to underlying securities in which the Fund is authorized to invest (see "Bank Obligations," "Commercial Paper," "Corporate Debt Securities," "U.S. Government Securities,"

"Repurchase Agreements" and "Mortgage-Related Securities"). For temporary defensive purposes when the Adviser has determined that abnormal market and economic conditions so warrant the Fund may invest up to 50% of its assets in investments producing taxable income and AMT Obligations. Any distributions by the Fund of capital gains and other income that are not designated by the Fund as "exempt-interest dividends" will normally be subject to federal, state and, in some cases, local tax. Tax advisers should be consulted regarding tax effects for particular investors.

The Fund's quality criteria require that the Fund purchase Municipal Obligations rated A, SP-1 or better by S&P or A, MIG-1 or better by Moody's; commercial paper rated A-1 or better by S&P or Prime-1 or better by Moody's; corporate debt securities rated A or better by S&P or Moody's (or debt securities given equivalent ratings by at least two other nationally recognized statistical rating organizations ("NRSROs")) or, if any of such securities are not rated, that they be of comparable quality in the Adviser's opinion. The Fund's investments in Municipal Obligations may also include zero coupon and pay-in-kind securities, variable and floating rate demand and master demand notes, and when-issued securities (see "Zero Coupon and Pay-in-Kind Securities," "Variable and Floating Rate Demand and Master Demand Notes" and "Forward Commitments and When-Issued Securities").

In determining to invest in a particular Municipal Obligation, the Adviser will rely on the opinion of bond counsel for the issuer as to the validity of the security and the exemption of interest on such security from federal and relevant state income taxes, and the Adviser will not make an independent investigation of the basis for any such opinion. In addition, the Fund may enter into interest rate futures contracts, options on securities and options on futures contracts to a limited extent (see "Interest Rate Futures Contracts," "Option Writing and Purchasing" and "Options on Futures Contracts"). The Fund may also invest in investment company securities and lend its portfolio securities (see "Investment Companies" and "Loans of Portfolio Securities").

MONEY MARKET FUNDS (Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund)

RULE 2A-7 STANDARDS. Each Tamarack Money Market Fund is managed in accordance with Rule 2a-7 ("Rule 2a-7") under the 1940 Act, which imposes strict portfolio quality, maturity and diversification standards on money market funds. Tamarack Funds Trust's Board of Trustees has adopted guidelines designed to ensure compliance with Rule 2a-7 by each Fund, and the Board oversees the day-to-day determinations by Voyageur Asset Management Inc., each Fund's investment adviser (the "Adviser"), that each Fund is in compliance with Rule 2a-7. In certain respects, as described below, the Funds are managed in accordance with standards that are more strict than those required by Rule 2a-7.

Each Fund may invest exclusively in U.S. dollar-denominated investments that present minimal credit risk and are within Rule 2a-7's definition of "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") (or if only one NRSRO has rated such security, then by that one NRSRO) in one of the two highest short-term rating categories (such as A-1 or A-2 by Standard & Poors Corporation ("S&P") and/or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's")). Prime Fund, Institutional Prime Fund and Government Fund invest exclusively in Eligible Securities with two NRSRO ratings, and Tax-Free Fund and Institutional Tax Free Fund invest only in Eligible Securities that have at least one NRSRO rating. The Funds currently do not invest in unrated securities.

Each investment by a Fund must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the time of investment. In addition, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. Government Fund voluntarily maintains a shorter dollar-weighted average portfolio maturity of 60 days or less.

Immediately after the purchase of any investment by a Fund in a security (other than a U.S. Government security or a security that is subject to a "guarantee"), the Fund may not have invested more than 5% of its total assets in securities issued by the issuer, except for certain temporary investments. Securities subject to guarantees are not subject to this test. However, immediately after a Fund acquires a security subject to a guarantee, then with respect to 75% of the Fund's total assets, not more than 10% of the Fund's total assets may be invested in securities either issued or guaranteed by the guarantor.

In addition, Rule 2a-7 imposes strict limits on Prime Fund, Institutional Prime Fund and Government Fund by limiting investments in "Second Tier Securities." Rule 2a-7 generally requires that at least 95% of each such Fund's investments must be in "First Tier Securities." The Funds currently invest exclusively in First Tier Securities. "First Tier Securities" are defined generally as Eligible Securities rated by two NRSROs (or if only one NRSRO has rated the security, then by that one NRSRO) in the highest short-term rating categories (such as A-1 by S&P and/or Prime-1 by Moody's), or unrated securities that are deemed to be of comparable quality. Second Tier Securities are defined as Eligible Securities that do not qualify as First Tier Securities.

The types of obligations that the Money Market Funds (other than Government Money Market Fund) may purchase include bond anticipation notes, construction loan notes, revenue anticipation notes and tax anticipation notes that are Eligible Securities. Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may also invest in municipal bonds and participation interests in municipal bonds, including industrial development revenue bonds and pollution control revenue bonds, and other types of tax-exempt municipal obligations, such as short-term discount notes, all of which must be Eligible Securities.

Securities purchased by the Money Market Funds mature within 397 days from the date of purchase or carry variable or floating rates that are adjusted at least every 397 days and have demand features and quality characteristics that under applicable law and interpretations of law permit the securities to be treated as if they mature in 397 days or less from the date of purchase.

Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds when issued or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under "Fannie Mae" (Federal National Mortgage Association) or "Ginnie Mae" (Government National Mortgage Association). Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of these governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either "general obligation" or "revenue" bonds and frequently have maturities in excess of 397 days at the time of issuance, although a number of these issues now have variable or floating interest rates and demand features that may permit Prime Money Market Fund, Institutional Prime Money Market Fund, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund to treat them as having maturities of less than 397 days. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer's full faith and credit and taxing (usually property tax) power.

Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment. Although Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may invest more than 25% of their net assets in (a) municipal obligations whose issuers are in the same state; (b) municipal obligations the interest upon which is paid solely from revenues of similar projects; and (c) industrial development and pollution control revenue bonds that are not variable or floating rate demand municipal obligations, they do not presently intend to do so on a regular basis. The identification of the issuer of a tax-exempt security for purposes of the 1940 Act depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. Generally, the District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in the prospectuses and this Statement of Additional Information with respect to Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund, and the non-governmental user of facilities financed by industrial development or pollution control revenue bonds is also considered to be an issuer.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund has been introduced in Congress; other legislation of this type also may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund's portfolios. Upon the effectiveness of any legislation that materially affects Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund's ability to achieve their investment objectives, the Board of Trustees will reevaluate the Funds' investment objectives and submit to its shareholders for approval necessary changes in their objectives and policies.

PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND. Prime Money Market Fund and Institutional Prime Money Market Fund invest in high quality, U.S. dollar denominated money market instruments, including but not limited to Government Obligations (described above under "All Funds -- Government Securities"); high-grade corporate debt obligations; obligations of banks and savings and loans that are members of the Federal Deposit Insurance Corporation (the "FDIC"), which obligations may include, but are not limited to, certificates of deposit, bankers' acceptances and documented discount notes and letters of credit; high-grade commercial paper guaranteed or issued by domestic corporations; and instruments (including repurchase agreements) secured by such obligations.

Investments in obligations and bank notes of banks and savings and loans are limited to (a) certificates of deposit issued by banks with assets in excess of $500,000,000 or branches of these banks; (b) certificates of deposit, bank notes or other deposit obligations of savings and loans with assets in excess of $500,000,000; and (c) bankers' acceptances, letters of credit or other obligations guaranteed by banks meeting the above criteria. Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Obligations issued or guaranteed by FDIC member institutions are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are only insured by the FDIC up to a maximum of $100,000, which limitation applies to all funds that Prime Money Market Fund and Institutional Prime Money Market Fund may have on deposit at any one bank or savings and loan. Bankers' acceptances and letters of credit are not insured. Deposit obligations of foreign banks or domestic branches of foreign banks also are not covered by FDIC insurance; in addition, these investments may involve other risks different from risks associated with investments in deposit obligations of domestic banks, such as political and economic developments and the possible imposition of governmental restrictions.

Prime Money Market Fund and Institutional Prime Money Market Fund currently are permitted to purchase commercial paper and other corporate and bank debt obligations only if the issuer has received the highest short-term rating from at least two NRSROs (such as "Prime-1" by Moody's and "A-1" by S&P or F1 by Fitch) with respect to either the obligation to be purchased or with respect to a class of debt obligations that is comparable in priority and security with the obligation to be purchased.

Prime Money Market Fund and Institutional Prime Money Market Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities and U.S. dollar-denominated obligations issued by domestic branches of foreign depository institutions, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. Obligations of foreign branches and subsidiaries of foreign deposit institutions may be the general obligation of the parent institution or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

Prime Money Market Fund and Institutional Prime Money Market Fund may also invest in obligations of states and their agencies, instrumentalities and political subdivisions that bear interest generally includable in gross income for federal income tax purposes (collectively, "taxable municipal securities"). Certain taxable municipal securities are not "general obligations" (obligations secured by the full faith and credit or taxing power of a governmental body) and, in those cases, are repayable only from such revenues as may be pledged to repay such securities.

Investments in foreign securities and taxable municipal securities are subject to the same general credit review and credit quality standards as are applicable to the other securities in which Prime Money Market Fund and Institutional Prime Money Market Fund are permitted to invest. However, the financial information available on these obligations may be more limited than what is available for securities that are registered with the SEC or that otherwise are issued by entities that are required to file reports under the Securities Exchange Act of 1934. Foreign securities are subject to other risks that may include unfavorable political and economic developments and possible withholding taxes or other governmental restrictions that might affect the principal or interest on securities owned by a Fund.

U.S. GOVERNMENT MONEY MARKET FUND. U.S. Government Money Market Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 of the 1940 Act whereby, under normal circumstances, at least 80% of its assets must be invested in U.S. Government Securities ("DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES -- U.S. GOVERNMENT SECURITIES (ALL FUNDS)") and in repurchase agreements fully collateralized by U.S. Government Securities. However, under normal market conditions, the Adviser will attempt to deep substantially all of the Fund's assets invested in these instruments. U.S. Government Money Market Fund has also adopted a policy to provide shareholders with at least 60 days' notice in the event of a planned change in this investment policy. Any such notice will meet the requirements of Rule 35d-1(c) of the 1940 Act.

TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET FUND. Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund invest in debt obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities, and participation interests in these debt obligations, the interest on which is, in the opinion of counsel for the issuer, wholly exempt from federal income taxation. As a matter of fundamental policy, under normal market conditions, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund must invest at least 80% of their respective assets in these tax-exempt securities. However, under normal market conditions, the Adviser will attempt to keep substantially all of each Fund's assets invested in tax-exempt securities. This policy cannot be changed without the approval of Fund shareholders.

            DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES

U.S. GOVERNMENT SECURITIES (ALL FUNDS). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies are supported by the full faith and credit of the United States or by U.S. Treasury guarantees, such as mortgage-backed certificates issued by the Government National Mortgage Association; others, such as obligations of the Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Tennessee Valley Association and Student Loan Marketing Association, are supported by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Other obligations, such as obligations of the Federal National Mortgage Association, are backed by the credit of the agency or instrumentality issuing the obligation but may be also supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and other obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

BANK OBLIGATIONS (ALL FUNDS, EXCEPT MONEY MARKET FUNDS). These obligations include negotiable certificates of deposit, bank notes and bankers' acceptances. The Funds limit their bank investments to dollar-denominated obligations of U.S. or foreign banks which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation. Certificates of deposit and bank notes are short-term, interest-bearing negotiable certificates issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

BANK AND SAVINGS AND LOAN OBLIGATIONS (MONEY MARKET FUNDS). Investments in obligations of banks and savings and loans are limited to (a) certificates of deposit and bank notes issued by banks with assets in excess of $500,000,000 or branches of these banks; (b) certificates of deposit, bank notes or other deposit obligations of savings and loans with assets in excess of $500,000,000; and (c) bankers' acceptances, letters of credit or other obligations guaranteed by banks meeting the above criteria. Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Obligations issued or guaranteed by FDIC member institutions are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are only insured by the FDIC up to a maximum of $100,000, which limitation applies to all funds that Prime Money Market Fund and Institutional Prime Money Market Fund may have on deposit at any one bank or savings and loan. Bankers' acceptances and letters of credit are not insured. Deposit obligations of foreign banks or domestic branches of foreign banks also are not covered by FDIC insurance; in addition, these investments may involve other risks different from risks associated with investments in deposit obligations of domestic banks, such as political and economic developments and the possible imposition of governmental restrictions. Prime Money Market Fund and Institutional Prime Money Market Fund may invest in bank debt obligations only if the issuer has received the highest short-term rating from at least two NRSROs (such as "Prime-1" by Moody's and "A-1" by S&P or F1 by Fitch) with respect to either the obligation to be purchased or with respect to a class of debt obligations that is comparable in priority and security with the obligation to be purchased.

COMMERCIAL PAPER (ALL FUNDS). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations (including special purpose corporations) and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by a Fund must meet the minimum rating criteria for that Fund.

REPURCHASE AGREEMENTS (ALL FUNDS). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Funds to earn income for periods as short as overnight. Repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Money Market Funds will enter into repurchase agreements only with primary dealers that report to the Federal reserve Bank of New York or with the 100 largest U.S. commercial banks (as measured by domestic deposits). Additionally, each Money Market Fund intends to follow the collateral custody protection and perfection guidelines recommended by the Comptroller of the Currency for the use of national banks in their direct repurchase agreement activities. As a non-fundamental policy, no Money Market Fund will invest more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid investments. The other Funds will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Adviser, present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 5% of the total assets of a particular Fund.

The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES (ALL FUNDS EXCEPT MONEY MARKET FUNDS). The Funds (other than the Money Market Funds) may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

The Funds may also buy variable rate master demand notes. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Funds have no limitations on the type of issuer from whom the notes will be purchased. However, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated, the Funds may, under their minimum rating standards, invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for other comparable debt obligations.

MONEY MARKET FUND ILLIQUID INVESTMENTS; LIQUIDITY GUIDELINES. Each Money Market Fund is permitted to invest up to 10% of its assets in all forms of "illiquid" investments and may invest without limitation in "restricted" securities which the Adviser, pursuant to liquidity standards established by the Board of Trustees, has determined are liquid. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities generally have been considered illiquid by the staff of the SEC, since the securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, the Adviser believes that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. Each Money Market Fund may invest without limitation in these forms of restricted securities if the securities are deemed by the Adviser to be liquid in accordance with liquidity guidelines established by the Board of Trustees. Under these guidelines, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in restricted securities could have the effect of increasing the level of each Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

VARIABLE AND FLOATING RATE DEMAND MUNICIPAL OBLIGATIONS (TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET FUND). Variable and floating rate demand municipal obligations are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the obligations and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or obligor or by drawing on a bank letter of credit or comparable guarantee issued with respect to the obligations. The issuer of an obligation of this type may have a corresponding right to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable or floating rate demand municipal obligations in which Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may invest are payable on demand at any time on no more than 30 days' notice or at specified intervals not exceeding 397 days and upon no more than 30 days' notice. The terms of these obligations must provide that interest rates are adjustable at intervals ranging from weekly up to annually. The adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the obligations. These obligations are subject to the quality characteristics for municipal obligations outlined above and described in the prospectus. Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may invest without limitation in obligations of this type.

The principal and accrued interest payable to the Funds on demand will be supported by a letter of credit standby commitment or comparable guarantee of a financial institution (generally a commercial bank or insurance company) whose short-term taxable debt meets the quality criteria for investment by the Funds in municipal obligations, except in cases where the security itself meets the credit criteria of the Funds without a letter of credit or comparable guarantee. So although the underlying variable or floating rate demand obligation may not meet the Fund's rating criteria, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund in these cases will have at all times an alternate credit source to draw upon for payment with respect to the security.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may also purchase participation interests in variable or floating rate obligations. These participation interests will have, as part of the participation agreement between the Funds and the selling financial institution, a demand feature that permits the Funds to demand payment from the seller of the principal amount of the Funds' participation plus accrued interest. This demand feature will always be supported by a letter of credit or comparable guarantee provided by the selling financial institution. The financial institution will retain a service fee, a letter of credit fee and a fee for issuing commitments to purchase on demand in an amount equal to the excess of the interest paid on the variable or floating rate obligation in which the Funds have a participation interest over the negotiated yield at which the participation interest was purchased. Accordingly, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund will purchase participation interests only when the yield to the Funds, net of fees, is equal to or greater than the yield then available on other variable rate demand securities or short-term, fixed rate, tax-exempt securities of comparable quality and where the fees are reasonable in relation to the services provided by the financial institution and the security and liquidity provided by the letter of credit or guarantee.

While variable and floating rate demand municipal obligations are expected to have maturities in excess of 397 days, the Adviser currently expects that Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund will exercise their right to demand payment of principal and accrued interest on an obligation of this type if it no longer meets the Funds' quality standards, unless, of course, the obligation can be sold for a greater amount in the market.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (ALL FUNDS). A Fund may purchase when-issued securities and make contracts to purchase securities for a fixed price at a future date beyond customary settlement time if the Fund holds, and maintains until the settlement date in a segregated account cash, U.S. Government securities or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued basis and forward commitments involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although a Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund's assets. Although a Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, that Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon such sales.

Obligations purchased on a when-issued basis or held in the Funds' portfolios are subject to changes in market value based not only upon the public's perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates. Therefore, if to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased obligations on a "when-issued" basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. See "Determination of Net Asset Value." However, each of Tax-Free Fund and Institutional Tax-Free Fund do not believe that under normal circumstances its net asset value or income will be affected by its purchase of obligations on a when-issued basis.

When payment is made for when-issued securities, a Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains, which could cause the Funds to realize income not exempt from federal income taxation

CORPORATE DEBT SECURITIES (ALL FUNDS). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund, or if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or another rating agency may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

INVESTMENT COMPANIES (ALL FUNDS, EXCEPT MONEY MARKET FUNDS). Each Fund, other than the Money Market Funds, may invest in securities issued by other investment companies. Each of these Funds currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders. The Funds' investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the Fund's investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs are:

         o "SPDRS" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

         o "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

         o "iSHARES," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

         o "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.


[Fixed Income ETF examples to be provided]

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

OPTION WRITING AND PURCHASING ([WHICH FUNDS, IN ADDITION TO RBC FUNDS, CAN DO THIS?]). A Fund (OTHER THAN A MONEY MARKET FUND) may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may also purchase put and call options. A Fund will not write covered calls on more than 25% of its portfolio, and a Fund will not write covered calls with strike prices lower than the underlying securities' cost basis on more than 25% of its total portfolio. A Fund may not invest more than 5% of its total assets in option purchases.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the potential liability of a put constitutes a "covered put." When a Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which a Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. At the time a Fund writes a put option or a call option on a security it does not hold in its portfolio in the amount required under the option, it will establish and maintain a segregated account with its custodian consisting solely of cash, U.S. Government securities and other liquid high grade debt obligations equal to its liability under the option.

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Adviser and verified in appropriate cases. OTC options transactions will be made by a Fund only with recognized U.S. Government securities dealers. OTC options are subject to the Funds' 15% limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

It may be a Fund's policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of canceling the Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund's portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

RISKS OF OPTIONS TRANSACTIONS (WHICH FUNDS, IN ADDITION TO RBC FUNDS?). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position. If a Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

FUTURES CONTRACTS (WHICH FUNDS, IN ADDITION TO RBC FUNDS?). The Funds (other than the Money Market Funds) may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities, interest rate, index, and may purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

OPTIONS ON FUTURES CONTRACTS (WHICH FUNDS, IN ADDITION TO RBC FUNDS?). A Fund (other than a Money Market Fund) may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions to attempt to gain additional protection against the effects of interest rate, currency or equity market fluctuations. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

A Fund may write a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that Fund would be reduced, however, by the premium received on the sale of the put, less any transaction costs.

RISKS OF FUTURES AND RELATED OPTIONS INVESTMENTS (WHICH FUNDS, IN ADDITION TO RBC FUNDS?). There are several risks associated with the use of futures contracts and options on futures contracts. While the Fund's use of futures contracts and related options for hedging may protect a Fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that the Adviser's forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. The skills required to invest successfully in futures and options may differ from the skills required to manage other assets in a Fund's portfolio. An incorrect forecast or imperfect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the Fund's return might have been better had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. The potential risk of loss to the Fund from a futures transaction is unlimited. Therefore, although the Funds have authority to engage in futures transactions, they have no present intention to do so and will engage in such transactions only when disclosure to that effect has been added to the Prospectus.

A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or are quoted on an automated quotation system. Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds and the Adviser, the Funds and the Adviser are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

The Funds may trade futures contracts and options on futures contracts on U.S. domestic markets and also, for Tamarack Mid Cap Equity Fund, Tamarack Large Cap Equity Fund and Tamarack Small Cap Equity Fund, on exchanges located outside of the United States. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or a Fund could incur losses as a result of changes in the exchange rate. Transactions for foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

REAL ESTATE INVESTMENT TRUSTS (ALL FUNDS EXCEPT RBC NORTH CAROLINA TAX-FREE BOND
FUND) (WHICH FUNDS, IN ADDITION TO RBC FUNDS?). A Fund (OTHER THAN A MONEY MARKET FUND) may invest to a limited extent in equity or debt REITs. Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interest in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

CONVERTIBLE SECURITIES (TAMARACK LARGE CAP EQUITY FUND, TAMARACK MID CAP EQUITY FUND, TAMARACK SMALL CAP EQUITY FUND, AND TAMARACK QUALITY INCOME FUND [WHICH OTHER FUNDS? MONEY MARKET FUNDS CANNOT DO THIS.]. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

FOREIGN SECURITIES (TAMARACK LARGE CAP EQUITY FUND, TAMARACK MID CAP EQUITY FUND, TAMARACK SMALL CAP EQUITY FUND, TAMARACK SMALL-CAP INTERNATIONAL FUND AND TAMARACK QUALITY INCOME FUND) [ANY OTHERS?]. Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objective may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy. Although a Fund may engage in forward foreign currency transactions and foreign currency options to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar, there is no assurance that these techniques will be successful.

Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Through the Funds' flexible policies, the Adviser endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it may place the Funds' investments.

SHORT SALES AGAINST THE BOX (TAMARACK LARGE CAP EQUITY FUND, TAMARACK MID CAP EQUITY FUND AND TAMARACK SMALL CAP EQUITY FUND) [OTHERS?]. Each of the Small Cap Equity, Mid Cap Equity and Large Cap Equity Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Adviser to be creditworthy. No more than 10% of the Funds net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (TAMARACK LARGE CAP EQUITY FUND, TAMARACK MID CAP EQUITY FUND, TAMARACK SMALL CAP EQUITY FUND AND TAMARACK SMALL CAP INTERNATIONAL FUND). [OTHERS?] Tamarack Mid Cap Equity Fund, Tamarack Large Cap Equity Fund, Tamarack Small Cap Equity Fund and Tamarack Small-Cap International Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

RISKS OF FORWARD FOREIGN CURRENCY CONTRACTS (TAMARACK LARGE CAP EQUITY FUND, TAMARACK MID CAP EQUITY FUND, TAMARACK SMALL CAP EQUITY FUND AND TAMARACK SMALL CAP INTERNATIONAL FUND). The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Projection of short-term currency movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

RISK OF FOREIGN CURRENCY OPTIONS (TAMARACK LARGE CAP EQUITY FUND, TAMARACK MID CAP EQUITY FUND AND TAMARACK SMALL CAP EQUITY FUND). [OTHERS?] Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Funds will not speculate in options on foreign currencies.

There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

MORTGAGE-RELATED SECURITIES (TAMARACK GOVERNMENT INCOME FUND, TAMARACK QUALITY INCOME FUND, AND TAMARACK NORTH CAROLINA TAX-FREE BOND FUND). Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Tamarack North Carolina Tax-Free Bond Fund may invest only in those mortgage pass-through securities whose payments are tax-exempt. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the "CPR"), or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage-related securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by a Fund would tend to drop and the portfolio-weighted average life of such securities held by a Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these circumstances, a Manager may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (such as securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

A Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to in investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. CMOs may be issued by government and non-governmental entities. Some CMOs are debt obligations of FHLMC issued in multiple classes with different maturity dates secured by the pledge of a pool of conventional mortgages purchased by FHLMC. Other types of CMOs are issued by corporate issuers in several series, with the proceeds used to purchase mortgages or mortgage pass-through certificates. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. To the extent a particular CMO is issued by an investment company, a Fund's ability to invest in such CMOs will be limited. See "Investment Restrictions".

Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different from the stated maturity of the security.

It is anticipated that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities, but no investments will be made in such securities until the Fund's prospectus and/or SAI have been revised to reflect such securities.

OTHER ASSET-BACKED SECURITIES (TAMARACK GOVERNMENT INCOME FUND, TAMARACK QUALITY INCOME FUND AND TAMARACK NORTH CAROLINA TAX-FREE BOND FUND). [OTHERS?] Other asset-backed securities (unrelated to mortgage loans) are developed from time to time and may be purchased by a Fund to the extent consistent with its investment objective and policies.

ZERO COUPON AND PAY-IN-KIND SECURITIES (TAMARACK GOVERNMENT INCOME FUND, TAMARACK QUALITY INCOME FUND, AND TAMARACK NORTH CAROLINA TAX-FREE BOND FUND). [OTHERS?] Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

INTEREST RATE FUTURES CONTRACTS (TAMARACK GOVERNMENT INCOME FUND, TAMARACK NORTH CAROLINA TAX FREE BOND FUND AND TAMARACK QUALITY INCOME FUND). [OTHERS?]These Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills. For municipal securities, there is the Bond Buyer Municipal Bond Index.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, the Fund could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

MORTGAGE DOLLAR ROLL AGREEMENTS (TAMARACK GOVERNMENT INCOME FUND, TAMARACK QUALITY INCOME FUND). Each Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

NORTH CAROLINA MUNICIPAL OBLIGATIONS (TAMARACK NORTH CAROLINA TAX-FREE BOND
FUND). [THIS MUST BE UPDATED] North Carolina Municipal Obligations are debt securities issued by the state of North Carolina, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from regular federal and North Carolina income taxes.

North Carolina municipal bonds are issued for various public purposes, including the construction of housing, pollution abatement facilities, health care and prison facilities, and educational facilities.

Unlike other types of investments, municipal securities have traditionally not been subject to registration with, or other regulation by, the Securities and Exchange Commission ("SEC"). However, there have been proposals that could lead to future regulations of these securities by the SEC.

Because this Fund will concentrate its investments in North Carolina Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of North Carolina issuers to pay interest on or to repay the principal of their debt obligations. Thus, the net asset value of the shares may be particularly impacted by the general economic situation within North Carolina. The concentration of the Fund's investments in a single state may involve greater risk than if the Fund invested in Municipal Obligations throughout the country, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities.

General obligations of a city, town or county in North Carolina are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue bonds issued by North Carolina political subdivisions include (1) revenue bonds payable exclusively from revenue-producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non- profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of North Carolina. In addition, the North Carolina Fund is concentrated on Debt Obligations of North Carolina issuers and is subject to additional risk from decreased diversification as well as factors that may be particular to North Carolina or, in the case of revenue bonds payable exclusively from private party revenues or from specific state non-tax revenue, factors that may be particular to the related activity or payment party.

Section 23-48 of the North Carolina General Statutes appears to permit any city, town, school district, county or other taxing district to avail itself of the provisions of Chapter 9 of the United States Bankruptcy Code, but only with the consent of the Local Government Commission of the State and of the holders of such percentage or percentages of the indebtedness of the issuer as may be required by the Bankruptcy Code (if any such consent is required). Thus, although limitations apply, in certain circumstances political subdivisions might be able to seek the protection of the Bankruptcy Code.

The North Carolina State Constitution requires that the total expenditures of the State for the fiscal period covered by each budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. In November 1996, the voters of the State approved a constitutional amendment giving the Governor the power to veto certain legislative matters, including budgetary matters.

From 1994 until 1998, the State had a budget surplus, in part as a result of new taxes and fees and spending reductions put into place in the early 1990s. In addition, the State, like the nation, experienced economic recovery during the 1990s.

Early in the 2000-2001 fiscal year the State anticipated a substantial General Fund budget shortfall. This shortfall was attributed to four major factors. First, the State was required to refund approximately $123 million of income tax refunds in the 2000-2001 fiscal year, payment that had been deferred from fiscal year 1999-2000. Second, the State was required to refund approximately $63.3 million in taxes and fees arising from lawsuits involving privilege fees charged to major automobile finance companies and involving the intangibles tax previously levied by the State. Third, the State's share of the federal Medicaid program generated expenditures approximately $108 million greater than the budgeted appropriation. Finally, due to a general slow down of the national economy, it was forecasted that actual general revenue realizations would be approximately $700 million less than the budgeted amount.

The 2001 General Assembly enacted a State budget for the 2001-03 biennium totaling $53.9 billion, which included $26.6 billion for 2001-02 and $27.4 billion for 2002-03. This included funds to continue the current operations of State government as well as monies for capital improvements and other nonrecurring items. The total State budget is supported by the following four primary sources of revenues: General Fund (57%), Federal Funds (26.9%), Highway Funds/Highway Trust Fund (7.8%) and Other Funds (8.3%).

The State is currently projecting an overall shortfall in the enacted General Fund budget for fiscal year 2001-2002 (which ends June 30, 2002) in the range of $875 million to $1.1 billion. The shortfall is primarily a result of an under-realization of budgeted revenues and an increase in Medicaid expenditures exceeding budgeted appropriations. Both the under-realization of revenues and the increased Medicaid expenditures can be attributed to the on-going national and North Carolina economic recession, the severity of which was deepened by the impact of the September 11, 2001 terrorist attacks.

In January 2002 the State's rate of unemployment was 6.4% as compared to 5.5% in June 2001. It is currently estimated that the State's unemployment rate may rise through the remainder of fiscal year 2001-2002, peaking at around 6.5%.

In addition, on April 11, 2002, the State Budget Officer, on behalf of Governor Easley, directed the State Controller to escrow one-half of the April 15, 2002 payment to be received under the National Tobacco settlement. These funds (in the amount of $60,766,180) were otherwise designated for deposit to the trust funds created for tobacco farmers and allotment holders and for health programs under the plan enacted by the General Assembly for disbursement of settlement payments. The remaining half of the tobacco settlement payment was made to Golden Leaf Foundation (the foundation responsible for using a portion of the settlement payments to help communities in North Carolina injured by the decline of tobacco).

In addition, the State is currently projecting a substantial shortfall in the enacted General Fund budget for the 2002-2003 fiscal year. Based on current economic forecasts, the State anticipates that it will continue to experience an under-realization of budgeted revenues and that Medicaid expenditures will continue to exceed budgeted appropriations. On account of a number of uncertainties involved in predicting the State's revenues and expenses for the remainder of this fiscal year and in the next fiscal year, the State is not able at this time to predict the magnitude of the 2002-2003 fiscal year shortfall with accuracy. The State believes, however, that the shortfall will be at least as great as the shortfall in the current fiscal year. The State believes that in the event of such a shortfall, actions are available to the legislature and to the Governor that will assure that the State meets its constitutional mandate that the budget for each fiscal period be balanced.

It is unclear what effect these developments at the State level may have on the value of the Debt Obligations in the North Carolina Fund.

Pending Litigation. The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the opinion of the Department of State Treasurer, an adverse decision in any of these cases would not materially adversely affect the State's ability to meet its financial obligations.

1. Hoke County et al. v. State of North Carolina, (formerly, Leandro et al. v. State of North Carolina and State Board of Education) - Funding of Public Education. On May 25, 1994, the plaintiffs in Leandro et al. v. State of North Carolina and State Board of Education filed suit in North Carolina Superior Court requesting a declaration that the public education system of the State, including its system of funding, (i) violates the State Constitution by failing to provide adequate or substantially equal education opportunities and denying due process of law, and (ii) violates various statutes relating to public education. Five other school boards and students in those jurisdictions intervened, alleging claims for relief on the basis of the high proportion of at-risk and high-cost students and their counties' systems. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law. The State filed a motion to dismiss, which was denied. On appeal, the North Carolina Supreme Court upheld the present funding system against the claim that it unlawfully discriminated against low wealth counties, but remanded the case for trial on the claim for relief based on the Court's conclusion that the State Constitution guarantees every child the opportunity to obtain a sound basic education. On remand, the case, now known as Hoke Co. et al. v. State, focused on the education system in one county that was deemed to exemplify the conditions in low wealth school districts. The trial of the case was held in the fall of 1999. On October 26, 2000, the trial court, as part of a three-part ruling, concluded that at risk children in the State are constitutionally entitled to such pre- kindergarten educational programs as may be necessary to prepare them for higher levels of education and the "sound basic education" mandated by the Supreme Court. On March 26, 2001, the Court issued Section Three of the three-part ruling, in which the judge ordered all parties to investigate certain school systems to determine why they are succeeding without additional funding. The State filed a Notice of Appeal to the Court of Appeals, which resulted in the Court's decision to re-open the trial and call additional witnesses. That proceeding took place in the fall of 2001. On April 4, 2002, the trial court entered section four of its judgment. In section four, the trial court held that there are at-risk students who are not being provided with the equal opportunity to obtain a sound basis education and that the State, as opposed to the local boards of education, is responsible for correcting that deficiency in the State's system of education. The trial court directed the State to take whatever action was necessary to assure that every class was taught by a competent teacher, that every school was led by a competent principal and that every school has the resources to support an effective instructional program so that every child will have the opportunity to obtain a sound basic education. The court did not order any more specific relief or direct the State to expend additional resources on the schools. However, the court held that if additional resources were necessary to provide students with effective teachers, principals and programs, then the State was obligated to find these resources. The State has appealed this decision.

2. N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al. - Use of Administration Payments. On December 14, 1998, plaintiffs, including county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir Counties, filed suit in Superior Court requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are fines which under the North Carolina Constitution must be paid to the schools. The court ruled in favor of the plaintiffs on December 14, 2001.

In the order, the trial court concludes that specifically identified monetary payments assessed and collected by state agencies are civil fines or penalties whose disposition is controlled by Article IX, Section 7 of the North Carolina Constitution. The trial court also concludes the statutes under which these funds are distributed are "unconstitutional and void" to the extent they provide that the money is to "go to agencies or for purposes other than the public schools." Based upon these conclusions of law, the court directs the "clear proceeds" of the affected civil fines and penalties be remitted to the public schools.

The trial court also declares "unconstitutional and void" the portions of the State Civil Penalty and Forfeiture Fund and the State School Technology Fund which operate to collect in a central fund and equitably distribute civil fines and penalties to the State's school systems for the purpose of supporting local school technology plans. The order requires state agencies to remit civil fines and penalties directly to the local board(s) of education in the county in which the violation leading to the payment occurs for use in the board(s) discretion.

Finally, the court determined a three-year statute of limitations applies, allowing the order to be enforced retroactively from the date the civil action was filed to include all affected civil fines and penalties collected by state agencies since December 1995. However, the court stayed the operation and enforcement of the order pending appeal.

For the last fiscal year for which information was available to them, plaintiffs allege liability of approximately $84,000,000. Until this matter is resolved, any refunds and interest will continue to accrue. The State has appealed. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position on this matter.

3. Southeast Compact Commission -- Disposal of Low-level Radioactive Waste. North Carolina and seven other southeastern states created the Southeast Interstate Low-level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997 the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. The Compact subsequently asked the United States Supreme Court to accept its Complaint against North Carolina demanding the repayment, with interest, of $80 million of Compact payments expended on the permitting of the site, plus $10 million of future lost income, interest and attorney fees. The Supreme Court denied this motion in August 2001. The State expects the Compact to continue this litigation in another forum. The North Carolina Attorney General's office believes that sound legal arguments support the State's position on this matter.

The State is also involved in numerous claims and legal proceedings, many of which normally occur in governmental operations. A review of the status of outstanding lawsuits involving the State did not disclose other proceedings that are expected by the North Carolina Attorney General to materially adversely affect the State's ability to meet its financial obligations.

General. The State is located on the Atlantic seacoast and is bordered by the states of South Carolina, Georgia, Tennessee and Virginia. The State has a land area, exclusive of waterways and lakes, of 48,718 square miles. During the period from 1980 to 1990 the State experienced a 12.9% increase in population, growing to 6,655,455 persons and maintaining its position as the tenth most populous state. According to the United States Census Bureau, the State's population following the 2000 Census was 8,049,313, making it the eleventh most populous state. The State has six municipalities with populations in excess of 100,000.

Economic Characteristics. The economic profile of the State consists of a combination of services, trade, agriculture, manufacturing and tourism. Nonagricultural wage and salary employment accounted for approximately 3,946,900 jobs in 2000. The largest single segment of jobs was approximately 1,033,700 in the service sector. Based on November 2001 data from the United States Bureau of Labor Statistic, the State ranked tenth nationally in non-agriculture employment and eighth nationally in manufacturing employment. As the State's economy has become less dependent upon agriculture and the goods and services producing sector of the economy has grown over the past several decades, per capita income has also significantly increased. During the period from 1990 to 2000, per capita income in the State grew from $17,367 to $26,842, an increase of 55%, according to the United States Department of Commerce, Bureau of Economic Analysis. During the same period, the labor force grew from 3,468,300 to 3,958,400, an increase of 14%, according to the North Carolina Employment Security Commission.

The service industry sector constitutes the single largest job segment of the State's economy and employed approximately 26% of the State's work force in 2000. This industry includes a broad base of different occupations throughout the State, including banking, accounting, legal services and technology services.

The trade sector is the second largest job segment of the State's economy, employing approximately 23% of the State's workforce in 2000. This industry includes wholesale and retail trade. The Research Triangle Park (the "Park"), located within Wake and Durham Counties, is one of the largest planned research parks in the world, covering over 7,000 acres of rolling, wooded landscape. Founded in 1959, it is approximately equidistant from Duke University in Durham, the University of North Carolina at Chapel Hill, and North Carolina State University in Raleigh, each of which provide research capabilities to industries located in the Park. The Park has grown steadily since its founding, with approximately 110 research facilities and approximately 140 organizations employing over 42,000 people presently located within the Park's boundaries, and has generated growth in the surrounding areas for homes and commercial and industrial sites.

Charlotte, the State's largest city, is the second largest financial center in the United States, and serves as headquarters for financial institutions with assets of approximately $996 billion. The State's continued growth as a leading financial center in the Southeast is attributable to a number of factors. Among the most important factors are certain State laws permitting branch banking and the location of a branch of the Federal Reserve Bank of Richmond in Mecklenburg County. Bank of America Corporation and Wachovia Corporation, both headquartered in Charlotte, are two of the nation's five largest bank holding companies. As of September 30, 2001, Bank of America Corporation and Wachovia Corporation were ranked third and fourth in the nation, respectively, in terms of total assets.

Agriculture is another basis element of the State's economy. In 2000, North Carolina's agricultural industry, including food, fiber and forest, contributed over $48 billion to the State's economy, accounted for over 22% of the State's income and employed approximately 21% of the State's workforce. Gross agricultural income was in excess of $7.4 billion in 2000, placing the State seventh in the nation in gross agricultural income. In 2000, the State ranked third in the nation in net farm income. North Carolina currently has the third most diversified agricultural economy in the nation. The diversity of agriculture in North Carolina and a continuing emphasis on marketing efforts have protected farm income from some of the wide variations that have been experienced in other states where most of the agricultural economy is dependent on a small number of agricultural commodities. The poultry industry is the leading source of agricultural income in the State, accounting for approximately 29% of gross agricultural income for 2000, followed by the pork industry at approximately 22%, nursery and greenhouse products at approximately 13% and the tobacco industry at approximately 12%. According to the State Commissioner of Agriculture, the State ranks first in the nation in the production of all tobacco, flue-cured tobacco, and sweet potatoes, second in hog production, trout, cucumbers for pickles, lima beans, turnip greens and Christmas tree production, and third in poultry and egg products.

On November 23, 1998, 46 states' Attorneys General and the major tobacco companies signed a settlement agreement that, among other things, reimburses states for smoking-related medical expenses paid through Medicaid and other health care programs. North Carolina could receive approximately $4.6 billion over the next 25 years pursuant to the settlement agreement. The settlement agreement was approved in North Carolina by a Consent Decree in December 1998. On March 16, 1999, the General Assembly enacted a law approving the establishment of a foundation that is responsible for using a portion of the settlement payments received under the Consent Decree to help communities in North Carolina injured by the decline of tobacco. The foundation will receive 50% of the settlement payments. A trust fund for tobacco farmers and allotment holders and a second trust fund for health programs, both created by the General Assembly, will each receive 25% of the settlement payments. As of June 30, 2001, the State has received a total of $140,272,000 in settlement payments.

North Carolina is also one of the 14 states that have entered into a major settlement agreement with several cigarette manufacturers on behalf of tobacco growers and allotment holders. Approximately $1.9 billion of settlement payments (under the National Tobacco Growers Settlement Trust) are expected to be paid to North Carolina tobacco growers and allotment holders under this settlement agreement. Payments of this amount are expected to average $155 million per year over a 12-year period which began in 1999.

The State's economy has historically enjoyed a strong manufacturing base. Manufacturing firms employ approximately 19% of the total nonagricultural workforce, resulting in the State being ranked eighth nationally in 2000 for manufacturing employment. The annual value of the State's manufacturing shipments totaled $175.1 billion in 2000, ranking eighth nationally. In 2000, the State led the nation in the production of textile mill and tobacco products, was second in the nation on furniture and fixtures production, and was among the nation's largest producers of electronics and other electrical equipment, industrial and commercial machinery and computer equipment. The strength of the State's manufacturing sector, particularly industrial machinery and equipment, has led to a growth in exports from approximately $15.7 billion in 1996 to approximately $17.9 billion in 2000 according to the United States Census Bureau, ranking the State thirteenth largest among the states in export trade. The growth in exports has also led to significant investment within the State by international firms. From 1991 to 1999, the number of international firms having established a presence in the State increased from 676 to 800, representing an 18% increase.

The State's manufacturing sector has been impacted by the recent slowing national economy. While North Carolina has enjoyed unemployment rates that were typically less than the national average over the last ten years, the North Carolina Employment Security Commission has estimated the seasonally adjusted unemployment rate for December 2001 to be 6.5%, as compared with an unemployment rate of 5.8% nationwide.

Travel and tourism is increasingly important to the State's economy. Travel and tourism had an approximately $12.6 billion economic impact in the State in 2000, representing a 6.5% increase over 1999. The North Carolina travel and tourism industry directly supports approximately 204,100 jobs, representing approximately 5.2% of total nonagricultural employment.

Bond Ratings. Moody's rates North Carolina general obligation bonds as Aaa and Standard & Poor's rates such bonds as AAA.

MUNICIPAL LEASE OBLIGATIONS (NORTH CAROLINA TAX-FREE BOND FUND, TAX-FREE INCOME FUND, QUALITY INCOME FUND, TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET FUND). These Funds may invest in municipal lease obligations including certificates of participation ("COPs"), which finance a variety of public projects. Because of the way these instruments are structured, they may carry a greater risk than other types of Municipal obligations. A Fund may invest in lease obligations only when they are rated by a rating agency or, if unrated, are deemed by the Adviser, to be of a quality comparable to the Fund's quality standards. With respect to any such unrated municipal lease obligations in which the Fund invests, the Board of

Trustees will be responsible for determining their credit quality, on an ongoing basis, including assessing the likelihood that the lease will not be canceled. Prior to purchasing a municipal lease obligation and on a regular basis thereafter, the Adviser will evaluate the credit quality and, pursuant to guidelines adopted by the Trustees, the liquidity of the security. In making its evaluation, the Adviser will consider various credit factors, such as the necessity of the project, the municipality's credit quality, future borrowing plans, and sources of revenue pledged for lease repayment, general economic conditions in the region where the security is issued, and liquidity factors, such as dealer activity. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local government authorities to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "non-appropriation" risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. In order to limit certain of these risks, a Fund will limit its investments in municipal lease obligations that are illiquid, together with all other illiquid securities in its portfolio, to not more than 15% of its assets (10% for Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund). The liquidity of municipal lease obligations purchased by a Fund will be determined pursuant to guidelines approved by the Board of Trustees. Factors considered in making such determinations may include; the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market; the obligation's rating; and, if the security is unrated, the factors generally considered by a rating agency.

STAND-BY COMMITMENTS (TAMARACK NORTH CAROLINA TAX-FREE BOND FUND, TAMARACK QUALITY INCOME FUND, TAMARACK GOVERNMENT INCOME FUND,). A Fund may acquire "stand-by commitments," which will enable it to improve its portfolio liquidity by making available same-day settlements on sales of its securities. A stand-by commitment gives a Fund, when it purchases a Municipal Obligation from a broker, dealer or other financial institution ("seller"), the right to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." A Fund may acquire stand-by commitments solely to facilitate portfolio liquidity and not to protect against changes in the market price of the Fund's portfolio securities. The exercise by a Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

The Funds expect that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Trustees will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

There is no assurance that stand-by commitments will be available to the Funds nor do the Funds assume that such commitments would continue to be available under all market conditions.

STANDBY COMMITMENTS (TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET FUND) Consistent with the requirements of Rule 2a-7, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund may also acquire "stand-by commitments" with respect to obligations held in their portfolios. Under a "stand-by commitment," a dealer agrees to purchase, at the Funds' option, specified obligations at a specified price. "Stand-by commitments" are the equivalent of a "put" option acquired by the Funds with respect to particular obligations held in its portfolio.

The amount payable to Tax-Free Money Market Fund or Institutional Tax-Free Money Market Fund upon its exercise of a "stand-by commitment" will normally be (a) the Fund's acquisition cost of the obligation (excluding any accrued interest that the Fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the obligation; plus (b) all interest accrued on the obligations since the last interest payment date during the period the obligation is owned by the Fund. "Stand-by commitments" may be acquired when the remaining maturity of the underlying obligation is greater than 60 days, but will be exercisable by Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund only during the 60 day period before the maturity of the obligation. Absent unusual circumstances, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund will value the underlying obligation on an amortized cost basis. Accordingly, the amount payable by a dealer during the time a "stand-by commitment" is exercisable is substantially the same as the value of the underlying obligation. Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund's right to exercise "stand-by commitments" must be unconditional and unqualified. A "stand-by commitment" is not transferable by a Fund, although it may sell the underlying obligation to a third party at any time.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for obligations that are acquired subject to a stand-by commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in a Fund's portfolio may not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund intend to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the Adviser, present minimum credit risks. The Funds' reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying obligations that are subject to the commitment. However, the failure of a party to honor a stand-by commitment could have an adverse impact on the liquidity of Tax-Free Money Market Fund or Institutional Tax-Free Money Market Fund during periods of rising interest rates.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund intend to acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights under stand-by commitments for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or maturity of the underlying obligation, which will continue to be valued in accordance with the amortized cost method. Stand-by commitments will be valued at zero in determining net asset value. Where Tax-Free Money Market Fund or Institutional Tax-Free Money Market Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments will not affect the average weighted maturity of Tax-Free Money Market Fund or Institutional Tax-Free Money Market Fund's portfolio.

PARTICIPATION INTERESTS (TAMARACK NORTH CAROLINA TAX-FREE BOND FUND, TAMARACK QUALITY INCOME FUND, TAMARACK GOVERNMENT INCOME FUND, TAX-FREE MONEY MARKET FUND AND INSTITUTIONAL TAX-FREE MONEY MARKET FUND). The Fund may purchase from banks participation interests in all or part of specific holdings of Municipal Obligations. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Fund's Adviser has determined meets the prescribed quality standards of the Fund. Thus either the credit of the issuer of the Municipal Obligation or the selling bank, or both, will meet the quality standards of the Fund. The Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the Municipal Obligation plus accrued interest, but only (a) as required to provide liquidity to the Fund, (b) to maintain a high quality investment portfolio or (c) upon a default under the terms of the Municipal Obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Adviser that interest earned by the Fund on Municipal Obligations on which it holds participation interests is exempt from federal income tax.

THIRD PARTY PUTS (TAMARACK NORTH CAROLINA TAX-FREE BOND FUND, TAMARACK QUALITY INCOME FUND, TAMARACK GOVERNMENT INCOME FUND). [OTHERS?] The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement. In the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically. The risk to the Fund in this case will be that of holding a long-term bond which would tend to lengthen the weighted average maturity of the Fund's portfolio.

These bonds coupled with puts may present tax issues also associated with stand-by commitments. As with any stand-by commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any Municipal Obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such Municipal Obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

                             INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of each Fund, and except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

    (1) Each Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

Additionally, the Funds have the following investment restrictions:

     (2) Each Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

     (3) Each Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

     (4) Each Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities;

     (5) Each Fund will not make loans, except as permitted under, or to the extent not prohibited by, the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

     (6) Each Fund will not concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that (i) with respect to Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund, this restriction will not apply to municipal obligations;
              (ii) with respect to Prime Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund, this restriction will not apply to securities issued or guaranteed by United States banks or United States branches of foreign banks that are subject to the same regulation as United States banks; (iii) with respect to Tax-Free Income Fund, this restriction will prevent the Fund from investing 25% or more of its total assets in industrial building revenue bonds issued to financial facilities for non-governmental issuers in any one industry, but this restriction does not apply to other tax-free municipal obligations; and (iv) this restriction will not apply to a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     (7) Each Fund will not issue any class of senior securities, except as permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

     (8) Each Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.


For fundamental policy number 1, above, with respect to North Carolina Tax-Free Bond Fund, the state of North Carolina and each of its political subdivisions, as well as each district, authority, agency or instrumentality of North Carolina or of its political subdivisions will be deemed to be a separate issuer, and all indebtedness of any issuer will be deemed to be a single class of securities. Securities backed only by the assets of a non-governmental user will be deemed to be issued by that user. Policy number 6, above, will prevent each of North Carolina Tax-Free Bond Fund and Tax-Free Income Fund from investing 25% or more of its total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry, but this restriction does not apply to any other tax-free Municipal Obligations. For purposes of investment policy number 1, the Quality Income Fund considers a Municipal Obligation to be issued by the government entity (or entities) whose assets and revenues back the Municipal Obligation. For a Municipal Obligation backed only by the assets and revenues of a non-governmental user, such user is deemed to be the issuer; such issuers to the extent their principal business activities are in the same industry, are also subject to investment policy number 6. For purposes of investment restriction number 6, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. For purposes of restriction number 8, with respect to its futures transactions and writing of options (other than fully covered call options), a Fund will maintain a segregated account for the period of its obligation under such contract or option consisting of cash, U.S. Government securities and other liquid high grade debt obligations in an amount equal to its obligations under such contracts or options.


Tamarack North Carolina Tax-Free Bond Fund also has adopted a fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of securities producing income that is not subject to either regular income tax or North Carolina state income taxation.

Tamarack Tax-Free Income Fund also has adopted a fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of municipal securities, such as bonds and other debt instruments issued by or on behalf of states, territories and possessions of the United States, including their subdivisions, authorities, agencies and instrumentalities and the interest they pay is expected to be exempt from federal income tax and any alternative minimum tax.

Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund invest in debt obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities, and participation interests in these debt obligations, the interest on which is, in the opinion of counsel for the issuer, wholly exempt from federal income taxation. As a matter of fundamental policy, under normal market conditions, Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund must invest at least 80% of their respective assets in these tax-exempt securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Certain Funds also are subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. Unless otherwise indicated, the Funds may not:

TAMARACK LARGE CAP EQUITY FUND, TAMARACK QUALITY INCOME FUND, TAMARACK MID CAP EQUITY FUND, TAMARACK SMALL CAP EQUITY FUND, TAMARACK GOVERNMENT INCOME FUND AND TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

Each of Tamarack Large Cap Equity Fund, Tamarack Quality Income Fund, Tamarack Mid Cap Equity Fund, Tamarack Small Cap Equity Fund, Tamarack Government Income Fund and Tamarack North Carolina Tax-Free Bond Fund may not invest more than 15% of the value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice.)

Tamarack Large Cap Equity Fund also has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks of large U.S. companies each having $5 billion or more in market capitalization at the time of purchase by the Fund. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Tamarack Mid Cap Equity Fund also has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks of mid-sized companies that fall within the market capitalization range of companies in the Standard & Poor's Mid Cap 400 Composite Stock Price Index at the time of purchase by the Fund. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Tamarack Small Cap Equity Fund also has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks of small companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Tamarack Government Income Fund also has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of U.S. Government obligations (those that are issued by the U.S. Government or its agencies or instrumentalities). The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Tamarack Quality Income Fund also has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of U.S. Government obligations (those that are issued by the U.S. Government or its agencies or instrumentalities) and investment grade corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Tamarack North Carolina Tax-Free Bond Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of bonds. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

TAMARACK PRIME MONEY MARKET FUND, TAMARACK U.S. GOVERNMENT MONEY MARKET FUND AND TAMARACK TAX-FREE MONEY MARKET FUND

Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund may not:

1. pledge, mortgage or hypothecate its assets, except that to secure borrowing permitted by fundamental investment restriction number (2) above, it may pledge securities having a market value at the time of such pledge not exceeding 15% of its total assets;

2. invest in companies for the purpose of exercising control or management of another company;

3. write, purchase or sell put or call options, straddles, spreads or any combination thereof except that Tax-Free Money Market Fund may acquire rights to resell obligations (as set forth above under "Variable and Floating Rate Demand Municipal Obligations" and "Stand-By Commitments-Tax-Free money Market Fund, Tax-Free Institutional Money Market Fund.")

4. sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions;

5. purchase common stocks, preferred stocks, warrants or other equity securities; or

6. invest more than 10% of its assets in all forms of illiquid securities, as set forth in this SAI under "Investment Policies - Money Market Fund Illiquid Investments; Liquidity Guidelines."

U.S. GOVERNMENT MONEY MARKET FUND. U.S. Government Money Market Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 of the 1940 Act whereby, under normal circumstances, at least 80% of its assets must be invested in U.S. Government Securities (described under

"DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES -- U.S. GOVERNMENT SECURITIES (ALL FUNDS)", above.) and in repurchase agreements fully collateralized by Government Securities. However, under normal market conditions, the Adviser will attempt to keep substantially all of the Fund's assets invested in these instruments. U.S. Government Money Market Fund has also adopted a policy to provide shareholders with at least 60 days' notice in the event of a planned change in this investment policy. Any such notice to shareholders will meet the requirements of Rule 35d-1(c) of the 1940 Act.

TAMARACK INSTITUTIONAL PRIME MONEY MARKET FUND AND TAMARACK INSTITUTIONAL TAX-FREE MONEY MARKET FUND

Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund may not:

1. invest in companies for the purpose of exercising control or management;

2 invest more than 10% of its net assets in illiquid investments including but not limited to repurchase agreements maturing in more than seven days;

3. pledge, mortgage or hypothecate its assets, except that to secure permitted borrowings; or

4. sell securities short or purchase securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions.

5. Tax-Free Money market Fund may not purchase securities that are not municipal obligations and the income from which is subject to Federal income tax, if such purchase would cause more than 20% of its total assets to be invested in such securities, except that Tax-Free Money Market Fund may invest more than 20% of its total assets in such securities during other than normal market conditions. Bonds subject to the alternative minimum tax are considered to be taxable for this test.

TAMARACK SMALL CAP INTERNATIONAL FUND

Tamarack Small Cap International Fund may not:

1. operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such fund of funds. The Fund is permitted, however, to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction;

2. invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or

3. borrow for the purpose of leveraging its investments. In this regard, the Fund will not purchase securities when borrowings exceed 5% of its total assets.

Tamarack Small Cap International Fund also has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of stocks of smaller companies - particularly outside the U.S. - with market capitalizations (share price multiplied by outstanding shares) less than $1.5 billion at time of initial purchase. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

TAMARACK ENTERPRISE SMALL-CAP FUND AND TAMARACK MICROCAP VALUE FUND

Tamarack Enterprise Small-Cap Fund also has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks of small, faster-growing companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Tamarack Microcap Value Fund also has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of microcap stocks. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each of the classes of shares of the Funds is sold on a continuous basis by the particular Fund's Distributor, and each Distributor has agreed to use appropriate efforts to solicit all purchase orders. Each of the Money Market Funds offers only one class of shares (for Prime, U.S. Government and Tax-Free, this single class may be referred to as "Investor Class.") The Equity Funds and Fixed Income Funds offer the following classes of shares: Class A Shares, Class B Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares.

Class A Shares -- All Equity Funds and Fixed Income Funds
Class B Shares -- Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund,
                  Tamarack Small Cap Equity Fund, Tamarack Government Income Fund, Tamarack Quality Income Fund and Tamarack North Carolina Tax-Free Income Fund. CLASS B IS NOT OFFERED TO NEW INVESTORS (SEE BELOW)
Class C Shares -- All Equity Funds and Fixed Income Funds
Class I Shares -- Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund,
                  Tamarack Small Cap Equity Fund, Tamarack Government Income Fund, Tamarack Quality Income Fund and Tamarack North Carolina Tax-Free Income Fund. CLASS I IS NOT OFFERED TO NEW INVESTORS BUT MAY BE AVAILABLE THROUGH EXCHANGE TO CERTAIN CLASS A SHAREHOLDERS (SEE BELOW)
Class R Shares -- All Equity Funds and Fixed Income Funds
Class S Shares -- All Equity Funds and Fixed Income Funds, provided that Class S shares are available only to (1) persons who were shareholders of Babson Enterprise Fund, Babson Enterprise II Fund, Babson Value Fund, Babson Shadow Stock Fund, Babson International Fund and J&B Small Cap International Fund who originally acquired their Tamarack Fund shares in the reorganization of March 31, 2004, and to (2) shareholders who originally acquired shares of Tamarack Large Cap Equity Fund or Tamarack Quality Income Fund upon the reorganization of the following funds, effective March 31, 2004: David L. Babson Growth Fund, Inc., David L. Babson Bond Trust - Portfolio S and David L. Babson Bond Trust - Portfolio L.

CLASS B AND CLASS I SHARES

The offerings of Class B Shares, Class I Shares, and Class S Shares are closed to new investors. Existing Class B, Class I and Class S shareholders may continue to reinvest dividends and distributions in additional Class B Shares, Class I Shares or Class S Shares, as applicable, and they may exchange their Class B Shares, Class I Shares or Class S Shares of a Fund for Class B Shares, Class I Shares or Class S Shares, as applicable, of another Fund. The public offering price of Class B Shares, Class I Shares and Class S Shares of each Fund is their net asset value per share. Class B shares redeemed prior to six years from the date of purchase may be subject to a contingent deferred sales charge of 1.00% to 5.00% for the Equity Funds and 1.00% to 3.00% for the Fixed Income Funds. Class S shareholders may make additional purchases, exchanges and redemptions of Class S shares via the Internet.

Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets. Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.


                             EXCHANGE OF FUND SHARES

As described in the Prospectus, the Funds offer two convenient ways to exchange shares of a Fund for shares of another Fund. Shares of a particular class of the Fund may be exchanged only for shares of that same class in another Fund. Before engaging in an exchange transaction, a shareholder should obtain and read carefully the Prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of the Fund for shares of the same class of another Fund that has not satisfied applicable requirements for sale in the state of the shareholder's residence. There is no minimum for exchanges, provided the investor has satisfied the minimum investment requirement for the Fund into which he or she is exchanging, and no service fee is imposed for an exchange. The Trust may terminate or amend the terms of the exchange privilege as to any Fund at any time upon 60 days notice to shareholders. Qualified investors may exchange Class A shares for Class I shares.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds and the conduct of the Trust's business. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds' performance.


The age, address and principal occupations for the past five years of each Trustee and executive officer of the Trust are listed below. The address of each, unless otherwise indicated, is [INSERT APPROPRIATE ADDRESS]. Each Trustee and officer serves in such capacity for an indefinite period of time until their removal, resignation or retirement. No Trustee serves as a director or trustee of another mutual fund.

                                 Position, Term of      Principal Occupation(s)         Number of              Other
                                 Office and Length   During Past 5 Years and Other    Portfolios in       Director/Trustee
                                  of Time Served     Directorships Held by Trustee     Fund Complex      Positions Held by
Name, Age and Address             with the Trust                                       Overseen by            Trustee
                                                                                          Trustee
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Lee (40)             Indefinite           Chief Operating officer and
                                                     Senior Vice President,
                                                     Voyageur, 2003 to Present;             17          Director, Royal
                                                     Senior Portfolio Manager,                          Bank of Canada
                                                     Voyageur, 2000 to Present;
                                                     Vice President, Senior
                                                     Research Analyst and Equity
                                                     Portfolio Manager, Voyageur,
                                                     1999 to 2003.
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Lucy Hancock Bode (51)
2518 White Oak Road             Indefinite           Lobbyist.                              17                  None
Raleigh, NC 27609               (Director of RBC
                                Funds, Inc.since
                                4/26/94)

Leslie H. Garner Jr. (53)       Indefinite           President, Cornell College             17                  None
600 First Street                (Director of RBC
West Mount Vernon, IA           Funds, Inc. since
52314-1098                      4/26/94)
                                                                                            17                  None
T. Geron Bell (62)              Indefinite           President of Twins Sports,
34 Kirby Puckett Place          (Director of Great   Inc. (parent company of the
Minneapolis,                    Hall Investment      Minnesota Twins and Victory
Minnesota 55415                 Funds, Inc. since    Sports) since November, 2002;
                                1993; Trustee of     President of the Minnesota
                                Babson               Twins Baseball Club
                                Funds and            Incorporated, 1987-2002.
                                J&B Funds
                                since May
                                1, 2003)

Ronald James (52)               Indefinite           President and Chief Executive          17                  None
                                (Director of Great   Officer, Center for Ethical
                                Hall Investment      Business Cultures since 2000;
                                Funds, Inc. since    President and Chief Executive
                                1991; Trustee of     officer of the Human
                                Babson Funds and J&B Resources Group, a division
                                Funds since May 1,   of Ceridian Corporation,
                                2003                 1996-1998. Ceridian
                                                     Corporation is an information
                                                     services company specializing
                                                     in human resources
                                                     outsourcing solutions.

H. David Rybolt (61)            Indefinite           Consultant, HDR Associates             17                  None
6501 W. 66th Street             (Trustee of Babson   (management consulting).
Overland Park, Kansas 66202     Funds since 1991)
                                [verify]

Jay H. Wein (71)                Indefinite           Independent investor and               17                  None
5305 Elmridge Circle            (Trustee of Babson   business consultant since
Excelsior, Minnesota 55331      Funds and J&B Funds  1989.
                                since May 1, 2003;
                                Director of Great
                                Hall Funds since
                                1991.)

John A. MacDonald (54)          Indefinite           Chief Investment Officer,              17                  None
P.O. Box 419580                 (Trustee of J&B      Hall Family Foundation.
Mail Drop 323                   Funds since 2002)
Kansas City, Missouri 64141     [verify]

James R. Seward (51)            Indefinite           Private Investor/Consultant,           17          Director,
                                (Trustee of J&B      2000 to present; Financial                         Syntroleum Corp.,
                                Funds since 2002)    Consultant, Seward & Company,                      Lab One, Inc.,
                                [verify]             LLC, 1998-2000                                     Concorde Career
                                                                                                        Colleges

                                 Position, Term of      Principal Occupation(s)
                                 Office and Length   During Past 5 Years and Other
                                  of Time Served     Directorships Held by Trustee
Name, Age and Address             with the Trust

-----------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS

Jennifer Lammers  (42)          President            CFO - Great Hall Funds Inc. (2001-2003), Compliance Officer -
90 S. 7th Street                since 7/03           Great Hall Funds (2000-2001), Managing Director and Director of
Suite 4300                                           Finance, Voyageur Asset Management (2000-2003), Vice President
Minneapolis, MN 55402                                and Manager, Financial Reporting, RBC Dain Rauscher
                                                     (1998-2000); President and Chief Executive Officer.(1)

Christopher Tomas (33)          Chief Financial      RBC Dain Rauscher - Vice President and Finance Manager (2001 to
90 S. 7th Street                Officer since 7/03   present), Senior Financial Analyst (1999-2001), Financial
Suite 4300                                           Analyst (1997 to 1999); Treasurer, Chief Financial Officer and
Minneapolis, MN 55402                                Principal Accounting Officer.(1)

Martin A. Cramer (53)           Vice President and   Legal and Regulatory Affairs Vice President, Chief Compliance
BMA Tower                       Chief Compliance     Officer and Secretary, Jones & Babson, Inc. (mutual fund
700 Karnes Blvd.                Officer Since 7/03   management company); Assistant Vice President, Chief Compliance
Kansas City, MO 64108                                Officer and Secretary, J&B Funds; Secretary, Gold Bank Funds
                                                     (two mutual funds); and formerly, Vice President, Chief
                                                     Compliance Officer and Secretary, Buffalo Fund Complex; Vice
                                                     President, Assistant Secretary, Chief Compliance Officer and
                                                     AML Compliance Officer. (1).

Laura Moret (49)                Secretary   Since    RBC Dain Rauscher - Vice President and Senior Associate Counsel
90 S. 7th Street                7/03; Chief          (2002-present); American Express Financial Advisors - Vice
Suite 4300                      Legal Officer        President and Group Counsel (1995 - 2002); Secretary. (1).
Minneapolis, MN 55402           Since 1/04
-----------------------------------------------------------------------------------------------------------------------------

(1) Investors Mark Series Fund, Inc. Prior to March 31, 2004, also, Great Hall Investment Funds, Inc., RBC Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., and Shadow Stock Fund, Inc.
[UPDATE]

The Trust has an Audit Committee, consisting of Trustees that are not "interested persons" of the Trust as that term is defined by the 1940 Act (the "Independent Trustees"). Current members are [to be provided].. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Adviser on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee is expected to meet [QUARTERLY].

The Trust also has a Nominating Committee that is composed of the Independent Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating Committee does not consider nominees from shareholders. The Nominating Committee meets on an as-needed basis.

As of the date of this SAI, the Trustees and officers of the Trust, as a group, own less than 1% of the outstanding shares of the Funds. The table below shows the value of each Trustee's holdings in the Trust and all of the Funds as of March 31, 2004


[PREPARE REVISED TABLE].
-----------------------

                                                        DOLLAR RANGE OF SECURITIES IN THE FUNDS
------------------------------------------------------------------------------------------------------------------------
                               RBC        RBC        RBC          RBC
                              NORTH      LARGE       MID         SMALL        RBC        RBC
                             CAROLINA     CAP        CAP          CAP      GOVERNMENT  QUALITY     AGGREGATE DOLLAR
INDEPENDENT                  TAX-FREE    EQUITY     EQUITY       EQUITY      INCOME    INCOME     RANGE OF SECURITIES
TRUSTEES                      FUND        FUND       FUND         FUND        FUND      FUND      IN THE FUND COMPLEX
------------------------------------------------------------------------------------------------------------------------
Lucy Hancock Bode              0            0       $10,001-       $1-         0          0         $10,001-$50,000
                                                    $50,000      $10,000
------------------------------------------------------------------------------------------------------------------------
Leslie H. Garner, Jr.          0            0          0            0          0          0              0
------------------------------------------------------------------------------------------------------------------------
T. Geron Bell
------------------------------------------------------------------------------------------------------------------------
Ronald James                                                                                             0
------------------------------------------------------------------------------------------------------------------------
John A. MacDonald
------------------------------------------------------------------------------------------------------------------------
H. David Rybolt
------------------------------------------------------------------------------------------------------------------------
James R. Seward
------------------------------------------------------------------------------------------------------------------------
Jay H. Wein
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Michael T. Lee
------------------------------------------------------------------------------------------------------------------------

Trustees of the Trust who are not directors, officers or employees of the Adviser, Administrator or Sub-Administrator receive from the Trust an annual retainer of $______ (plus $___ for serving on the Board's Audit Committee) and a fee of $___ for each Board of Trustees and Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Adviser, Administrator or Sub-Administrator do not receive compensation from the Trust. The table below sets forth the compensation anticipated to be received by each Trustee from the Trust during the Trust's first fiscal year ending September 30, 2004.

                                          PENSION OR                           TOTAL
                                          RETIREMENT                       COMPENSATION
                                           BENEFITS     ESTIMATED          FROM FUND AND
                                            ACCRUED      ANNUAL            FUND COMPLEX
                           AGGREGATE      AS A PART     BENEFITS            (6 FUNDS)
NAME OF TRUSTEE          COMPENSATION      OF FUND        UPON                PAID TO
                          FROM FUNDS       EXPENSES    RETIREMENT            TRUSTEES
----------------          -----------      ---------   ----------          -------------
                         INDEPENDENT TRUSTEES
Lucy Hancock Bode            $____           -0-           -0-                   $____
Leslie H. Garner, Jr.          -0-           -0-           -0-                   $
T. Geron Bell
Ronald James
John A. MacDonald
H. David Rybolt
James R. Seward
Jay H. Wein
                         INTERESTED TRUSTEE
Michael T. Lee               $              -0-            -0-                   $

As of March 31, 2004, the following individuals owned 5% or more of the indicated class of shares of each Fund:

                         TAMARACK LARGE CAP EQUITY FUND

                                 [TO BE UPDATED]
                                 ---------------

CLASS A OWNED                           SHARES OWNED           PERCENTAGE OWNED
BISYS Retirement Services               681,954*               73.63%
Suite 300
Denver CO 80202

First Clearing Corp.                    60,350                 5.44%
2206 Lakewood Court
Fayetteville NC 28303

CLASS B OWNED                           SHARES OWNED           PERCENTAGE OWNED
Pershing LLC                            60,583*                23.31%
PO Box 1220
Rocky Mount NC 27802-1220

RBC Dain Rauscher Custodian             47,105                 18.12%
Paul Vane
PO Box 551
Whitakers NC 27891-0551

                          TAMARACK MID CAP EQUITY FUND

CLASS A OWNED                           SHARES OWNED           PERCENTAGE OWNED
Fidelity Investments                    2,803,806*             53.88%
100 Magellan Way
Covington KY 41015

BISYS Retirement Services               1,135,792*             21.82%
Suite 300
Denver CO 80202

RBC Dain Rauscher Custodian             298,879                5.74%
Mary Ann Green
245 Guffey Gap Road
Franklin NC 28734-7937

CLASS B OWNED                           SHARES OWNED           PERCENTAGE OWNED
RBC Dain Rauscher Custodian             173,393                22.64%
Heidi Jessup
1574 Cook School Rd
Pilot Mountain NC 27041-9521

                         TAMARACK SMALL CAP EQUITY FUND

CLASS A OWNED                           SHARES OWNED           PERCENTAGE OWNED
BISYS Retirement Services               313,026*               71.83%
Suite 300
Denver CO 80202

RBC Dain Rauscher Custodian             23,718                 5.44%
Russell S. Gates
PO Box 988
Wytheville VA 24382-0988

CLASS B OWNED                           SHARES OWNED           PERCENTAGE OWNED
RBC Dain Rauscher Custodian             70,043                 31.51%
Bonnie D. May
2750 Corinth Road
Nashville NC 27856-8359

Pershing LLC                            33,019*                14.85%
PO Box 1220
Rocky Mount NC 27802-1220

                            TAMARACK ENTERPRISE FUND

                                [TO BE PROVIDED]


                       TAMARACK ENTERPRISE SMALL-CAP FUND

                                [TO BE PROVIDED]

                               TAMARACK VALUE FUND

                                [TO BE PROVIDED]

                          TAMARACK MICROCAP VALUE FUND

                                [TO BE PROVIDED]


                      TAMARACK SMALL-CAP INTERNATIONAL FUND

                                [TO BE PROVIDED]

                         TAMARACK GOVERNMENT INCOME FUND

                                 [TO BE UPDATED]

CLASS A OWNED                           SHARES OWNED           PERCENTAGE OWNED
BISYS Retirement Services               499,886*               85.57%
Suite 300
Denver CO 80202

CLASS B OWNED                           SHARES OWNED           PERCENTAGE OWNED
RBC Dain Rauscher Custodian             18,420                 34.69%
Graham C. Harrell
118 Quebec Rd.
Colerain NC 27924-9480

Donaldson Lufkin Jenrette               13,753*                25.90%
PO Box 2052
Jersey City NJ 07303-9998

                          TAMARACK QUALITY INCOME FUND

                                 [TO BE UPDATED]

CLASS A OWNED                           SHARES OWNED           PERCENTAGE OWNED
BISYS Retirement Services               45,085*                90.03%
Suite 300
Denver CO 80202

CLASS B OWNED                           SHARES OWNED           PERCENTAGE OWNED
Donaldson Lufkin Jenrette               6,517*                 58.40%
PO Box 2052
Jersey City NJ 07303-9998

RBC Dain Rauscher Custodian             1,157                  10.37%
Charles H. Marshburn Jr.
1247 Stoneshyre Court
Lawrenceville GA 30043-4472

RBC Dain Rauscher Custodian             1,157                  10.37%
Nell M. Marshburn
PO Box 353
Rocky Mount NC 27802-0353

RBC Dain Rauscher Custodian             1,157                  10.37%
Richard D. Marshburn
253 Southlake Drive
Thompson GA 30824-6521

RBC Dain Rauscher Custodian             1,157                  10.37%
Norman D. Marshburn
27441 Miller Road
Dade City FL 33525-7642

                          TAMARACK TAX-FREE INCOME FUND

                                [TO BE PROVIDED]


                   TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

                                 [TO BE UPDATED]

CLASS A OWNED                           SHARES OWNED           PERCENTAGE OWNED
RBC Dain Rauscher Custodian             301,219                72.31%
Glover Construction Company
PO Box 40
Pleasant Hill NC 27866-0040

RBC Dain Rauscher Custodian             36,998                 8.88%
Joan G. Rash
PO Box 182
Sonoita AZ 85637-0182

CLASS B OWNED                           SHARES OWNED           PERCENTAGE OWNED
RBC Dain Rauscher Custodian             8,038                  27.19%
Ruth G. Waller
807 Gordon Court
Pilot Mountain NC 27041-9331

RBC Dain Rauscher Custodian             5,181                  17.52%
Carolyn R. Pearce
754 NC 561 E
Ahoskie NC 27910

RBC Dain Rauscher Custodian             3,635                  12.29%
Vivian L. Cabiness
1104 Hardin Drive
Shelby NC 28150-3518

RBC Dain Rauscher Custodian             2,919                  9.87%
Mary B. Paterson
2608 Damascus Church Road
Chapel Hill NC 27516-8043

Josephine J. Walker                     2,878                  9.73%
2213 Lockwood Folly Lane
Raleigh NC 27610

RBC Dain Rauscher Custodian             2,640                  8.93%
D T Granthan Trucking
PO Box 94
Goldsboro NC 27533-0094

RBC Dain Rauscher Custodian             1,925                  6.51%
Edwin S. Babcock
409 Birdland Drive
Hendersonville NC 28739-9305

*Disclaims beneficial ownership.

     A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

INVESTMENT ADVISER
[REVIEW AGAINST FINAL AGREEMENTS]


Voyageur Asset Management Inc. (the "Adviser" or "Voyageur") 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement dated [______ , 2004]. Voyageur had approximately $21.1 billion in assets under management as of March 31, 2003.[CAN WE GET ASSETS AS OF MORE RECENT DATE?] For its services to the Funds, the Adviser receives from each Fund a fee at an annual rate based on each Fund's average daily net assets. The rates for each Fund are as follows:


Tamarack Large Cap Equity Fund, 0.70%
Tamarack Mid Cap Equity Fund, 0.70%
Tamarack Small Cap Equity Fund, 0.70%
Tamarack Enterprise Fund, 0.96%
Tamarack Enterprise Small-Cap Fund, 1.16%
Tamarack Value Fund, 0.85%

Tamarack Microcap Value Fund, 0.90%
Tamarack Small-Cap International Fund, 1.45%
Tamarack Government Income Fund, 0.30%
Tamarack Quality Income Fund, 60%
Tamarack Tax-Free Income Fund, 0.85%
Tamarack North Carolina Tax-Free Bond Fund, 0.35%
Tamarack Prime Money Market Fund, 0.55% on average daily assets up to $700 million, 0.50% on average daily assets of over $700 million up to $1.2 billion, 0.45% on average daily assets of over $1.2 billion up to $2 billion, and 0.40% on average daily assets of over $2 billion.
Tamarack U.S. Government Money Market Fund, 0.50% on average daily assets up to
         $100 million, 0.40% on average daily assets of over $100 million up to $300 million, and 0.35% on average daily assets of over $300 million
Tamarack Tax-Free Money Market Fund, 0.50%
Tamarack Institutional Prime Money Market Fund, 0.25%
Tamarack Institutional Tax-Free Money Market Fund, 0.25%

PRIOR ADVISERS. Prior to December 31, 2002, Glenwood Capital Management, Inc. ("GCM"), an affiliate of RBC Centura Bank, served as investment adviser to the predecessor funds to Large Cap Equity Fund, Mid Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and North Carolina Tax-Free Income Fund and each of the Money Market Funds. Prior to May 31, 2004, Jones & Babson, Inc. served as investment adviser to Enterprise Fund, Enterprise Small-Cap Fund, Value Fund, Microcap Value Fund, Tax-Free Income Fund and Small-Cap International Fund.

Under the terms of the Investment Advisory Agreements for the Funds between the Trust and the Adviser, the investment advisory services of the Adviser to the Funds are not exclusive. The Adviser is free to, and does, render investment advisory services to others.

The Investment Advisory Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such parties, at a meeting called for the purpose of voting on the Investment Advisory Agreement, held on __________, 2004, and by the Funds' sole initial shareholder on _____________, 2004. The Investment Advisory Agreement for each Fund will remain in effect until _________, 2006 and will continue thereafter for each Fund only as long as such continuance is approved at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940
Act) of any such party.

Each Investment Advisory Agreement may be terminated at any time without penalty by vote of the Trustees or, with respect to any Fund, by vote of the Trustees or of the shareholders of that Fund, or by the Adviser, on 60 days written notice by either party to the Investment Advisory Agreement and will terminate automatically if assigned.

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
[TO BE REVISED AFTER BOARD MEETING AT WHICH ADVISORY CONTRACTS ARE APPROVED]

At a meeting held _______________, 2004, the Board of Trustees, including the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Agreements defined below, approved the Investment Advisory Agreements. As part of their review of each Agreement, the Trustees received and discussed certain information, including the advisory services performed, qualifications of staffing, compensations and Fund performance. The Board then met with management of Voyageur and counsel to the Trust to discuss this information and Voyageur's intentions with regard to the management of the Funds. The Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair based on (1) the nature, quality and scope of the operations and services to be provided to the Funds by Voyageur which include Voyageur's evaluation of each Fund's investment performance relative to other comparable funds and relevant indexes; and (2) the comparison of data by Lipper Analytical Services showing the advisory fees and other expenses of each Fund and those of other comparable funds. The Board noted that the Adviser is a large investment management firm, with significant research capabilities, a diverse range of products and significant depth of portfolio management talent. In addition, the Board also noted that the Adviser would continue to have in place the portfolio management teams that served each Fund prior to the reorganization that created the Trust on March 31, 2004 ("Reorganization"). Further, the Board considered the Adviser's commitment to dedicate financial and other resources to growing the Funds. In determining to approve the investment advisory contracts, the Board of Trustees did not identify any single factor as being more important than others, but considered all factors together. The Trustees judged the terms and the conditions of the Agreements including the advisory fee, in light of all surrounding circumstances.

The information provided below relates to advisory fees paid by each of the Funds prior to the Reorganization.

For the fiscal year ended April 30, 2003, the Adviser and GCM earned the following advisory fees: $1,087,728, $383,705, $166,499, $97,719, $325,048 and
$98,205 from the Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and the North Carolina Tax-Free Bond Fund, respectively. For the fiscal year ended April 30, 2003, the Adviser did not waive advisory fees for the Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and the North Carolina Tax-Free Bond Fund, respectively.

For the fiscal year ended April 30, 2002, GCM earned the following advisory fees: $1,154,339, $991,770, $213,500, $120,717, $487,489 and $105,938 from the
Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and the North Carolina Tax-Free Bond Fund, respectively. For the fiscal year ended April 30, 2002, GCM did not waive advisory fees for the Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and the North Carolina Tax-Free Bond Fund, respectively.

For the fiscal year ended April 30, 2001, GCM earned the following advisory fees: $999,897, $1,406,150, $224,738, $132,130, $459,238 and $126,730 from the
Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and the North Carolina Tax-Free Bond Fund, respectively. For the fiscal year ended April 30, 2001, GCM waived fees in the amount of $75,171, $43,287, $16,496, $12,168, $945 and $19,139 for the Mid Cap
Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and the North Carolina Tax-Free Bond Fund, respectively.

The aggregate management fees paid to Jones & Babson, Inc. by Enterprise Fund, Enterprise Small-Cap Fund, Value Fund and Microcap Value Fund during the three most recent fiscal years ended June 30, 2003, 2002 and 2001 (from which Jones & Babson paid all the Funds' expenses except those payable directly by the Funds) were: $2,154,000, $2,469,000 and $1,275,000, respectively for the Enterprise Fund; $644,000, $724,000 and $724,000 for the Enterprise Fund II; $822,000,
$556,000; $4,264,000 and $4,782,000 for the Value Fund; $471,000 for the
Microcap Value Fund; and $355,000, $342,000 and $306,000 for the Tax-Free Income Fund. Fees paid during those years by D.L Babson Growth Fund, which merged into Tamarack Large Cap Equity Fund effective _________, 2004, were $1,603,000, $2,362,000 and $3,415,000. Fees paid during those years were $843,000, $922,000 and $944,000 for D.L. Babson Bond Trust Portfolio L; $298,000, $298,000 and $289,000 for D.L. Babson Bond Trust Portfolio S, both of which merged into Tamarack Quality Income Fund, effective ________, 2004 (does not include the effect of fee waiver); $306,000, $327,000 and $346,000 for the D.L. Babson Money Market Fund (which merged into Tamarack Prime Money Market Fund, effective _______, 2004.

Effective May 1, 2003 (for Enterprise Fund, Enterprise Small-Cap Fund, Value Fund, Microcap Value Fund and Tax-Free Income Fund) and March 28, 2003 (for Small Cap International Fund), the Funds directly pay for their own expenses (advisory and non-advisory) rather paying a single "unified" management fee. Under the old "unified" management fee structure, Jones & Babson, Inc. was responsible for provision of needed services and payment of all or most of the advisory and non-advisory expenses of these Funds. In order to retain the same general economic effect of the old "unified" fee structure, Jones & Babson, Inc. and each Fund entered into an Administrative Services Agreement for each Fund under which Jones & Babson,

Inc. provided fund administration, transfer agency, fund accounting and other services in a manner similar to arrangements under the old management agreement. Each Fund paid Jones & Babson, Inc. an annual fee of 0.10% of average daily net assets under the Administrative Services Agreement. The advisory fee under the new advisory agreement for each Fund was reduced from its previous level such that the combined advisory and administrative fees are identical to the old management fees.

The following aggregate management fees were paid to Jones & Babson, Inc. for the period from December 19, 2000 (commencement) to June 30, 2001, for the fiscal year 2002 and for fiscal year 2003, respectively: $30,969, $49,557 and $42,545 by the J&B Small Cap International Fund, now Tamarack Small Cap International Fund. The following advisory fees were paid to DIA by the J&B Small-Cap International Fund for the period from December 19, 2000 (commencement) to June 30, 2001, for the fiscal year 2002 and for fiscal year 2003, respectively: $15,484, $25,774 and $23,809. Jones & Babson, Inc. is a wholly-owned subsidiary of RBC Dain Rauscher Corp. ("RBC Dain"), which is considered to be a controlling person of Jones & Babson, Inc., under the 1940 Act.

The fund of Great Hall Investment Funds, Inc., predecessors to the Money Market Funds, have paid advisory fees to the Adviser as follows:

                                                                                                 Institutional
                                              Prime     Institutional  Government    Tax-Free       Tax-Free
               Year Ended                     Fund       Prime Fund       Fund         Fund           Fund
---------------------------------------------------------------------------------------------------------------
July 31, 2002...............................$28,632,117   $1,059,896    $2,846,701   $3,404,617     $352,945
July 31, 2001...............................$22,849,662   $1,145,041    $1,508,024   $2,371,663     $384,191
July 31, 2000...............................$20,912,465   $1,043,328    $1,219,404   $2,194,075     $260,556*

* The Adviser voluntarily waived $48,800 of Institutional Tax-Free Money Market Fund's advisory fees for the year ended July 31, 2000.


The Adviser, at its own expense, employs Sub-Advisers for certain Funds, as follows. These Sub-Advisers provided similar services to these Funds' predecessors prior to the Reorganization.

DAVID L. BABSON & COMPANY INC. serves as Sub-Adviser to Enterprise Fund, Enterprise Small Cap Fund, Value Fund, Microcap Value Fund and Tax-Free Income Fund. For these services, the Adviser pays David L. Babson fees at the following annual rate based on the particular Fund's average daily net assets: for each of Enterprise Fund and Enterprise Small Cap Fund, 0.70% of the first $30 million and 0.50% of amounts in excess of $30 million; for Value Fund, 0.35%; for each of Microcap Value Fund and Tax-Free Income Fund, 0.25%.

During the three most recent fiscal years ended June 30, 2003, 2002 and 2001, Jones & Babson paid David L. Babson & Company Inc. fees for its sub-advisory services amounting to: $1,078,518, $1,285,154 and $622,694, respectively for the Enterprise Fund; $311,590, $277,466 and $347,129 for the Enterprise Fund II (now Enterprise Small Cap Fund); $529,302, $814,927 and $1,043,618 for the Growth Fund (now merged into Large Cap Equity Fund), $209,230, $119,330 and $214,410 for the Shadow Stock Fund (now Microcap Value Fund); $1,279,539, $957,033 and $1,762,057 for the Value Fund; $225,652, $189,702 and $248,268 for the Bond
Trust Portfolio L (now merged into Quality Income Fund); $47,870, $186,369 and $45,700 for the Bond Trust Portfolio S (now merged into Quality Income Fund); $55,499, $164,205 and $87,690 for the D.L. Babson Money Market Fund (now merged into Prime Money Market Fund); and $95,240, $90,010 and $93,646 for the Tax-Free Income Fund.

DENVER INVESTMENT ADVISERS, LLC ("DIA") serves as Sub-Adviser to Small Cap International Fund. The Adviser pays DIA an annual fee of 77.5/100 of one percent (0.775%) for the first $250 million and 70/100 of one percent (0.70%) for amounts in excess of $250 million with respect to Small-Cap International Fund based on the Fund's average daily total net assets. The following advisory fees were paid to DIA by the Small Cap International Fund for the period from December 19, 2000 (commencement) to June 30, 2001, for the fiscal year 2002 and for fiscal year 2003, respectively: $15,484, $25,774 and $23,809.

PROXY VOTING POLICIES
The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to Voyageur. The Proxy Voting Policies of the Fund and Voyageur are attached as Exhibit B.

The policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-_________; (ii) on the Funds' website, http://www.royalbank.com/rmf/; and on the SEC's website at http:www.sec.gov.

DISTRIBUTION OF FUND SHARES

[CHECK AGAINST ACTUAL CONTRACTS]

Jones & Babson, Inc. is principal underwriter for shares of the Equity Funds and Fixed Income Funds; RBC Dain Rauscher, Inc. is principal underwriter for shares of the Money Market Funds (Jones & Babson, Inc. and RBC Dain Rauscher, Inc. are each referred to as "Distributor," together, as "Distributors"). Each Distributor serves pursuant to a Distribution Contract. Each Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributors are not obligated to sell any specific amount of shares.

Service and distribution plans (the "Plans") have been adopted with respect to Class A shares and Class B shares of Large Cap Equity Fund, Mid Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and North Carolina Tax-Free Income Fund ("Plan Funds"). [VERIFY. IS THERE A PLAN FOR ANY OTHER FUND?] The Plan for each of the Plan Funds provides for different rates of fee payment with respect to Class A shares and Class B shares, as described in the Prospectus. Pursuant to the Plans, the Plan Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the Class A shares and for shareholder service maintenance expenses of Class B shares of the Plan Funds.

CLASS B PLANS. The Class B Plans provide for payments by each Plan Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. For the current fiscal year [VERIFY], the Distributor has agreed to limit fees for Class B shares of Government Income Fund and North Carolina Tax-Free Bond Fund to 0.75%. Such fees may include a Service Fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

Class B Shares are not offered to new investors; Class B shareholders may still exchange FOR CLASS B SHARES OF OTHER PLAN FUNDS [VERIFY]. Although Class B shares have been sold without an initial sales charge, the Distributor paid a sales commission equal to 4.00% of the amounts invested in Mid Cap Equity Fund, Large Cap Equity Fund and Small Cap Equity Fund and 2.50% of the amounts invested in Government Income Fund, Quality Income Fund and North Carolina Tax-Free Income Fund to securities dealers and other financial institutions who sold Class B shares. The Distributor was permitted, at times, to pay sales commissions higher than the above on sales of Class B shares. These commissions were not paid on exchanges from other Funds and sales to investors for whom the CDSC is waived.

BOTH PLANS. Under each Plan, each Plan Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain shareholder service or distribution activities. Subject to overall limits applicable to each class, selling dealers may be paid amounts totaling up to 0.50% of the value of average daily net assets of Plan Fund shares annually. Amounts received by the Distributor may, additionally, subject to the Plan maximums, be used to cover certain other costs and expenses related to the distribution of Plan Fund shares and provision of service to Plan Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Plan Funds. Each Plan Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Plan Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Plan Fund in that year.

Each Plan provides that it may not be amended to increase materially the costs which the Plan Funds or a class of shares of the Plan Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plans must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plans with respect to each of the Plan Funds were approved by the Board of Trustees and by the Trustees who are neither "interested person" nor have any direct or indirect financial interest in the operation of any Plan ("Plan Trustees") at an in-person meeting held __________, 2004. Prior to the Reorganization, the Plans for the predecessors to the Plan Funds, except Large Cap Equity Fund and Small Cap Equity Fund were approved by the Board of Directors of the predecessor funds and by the plan directors who were neither "interested persons" nor had any direct or indirect financial interest in the operation of any Plan ("Plan Director"), by vote cast in person at a April 26, 1994 meeting called for the purpose of voting on the Plans, and by the sole shareholder of each class of shares of each of those Plan Funds on April 26, 1994. The Plan with respect to Large Cap Equity Fund, and Small Cap Equity Fund, respectively, was approved by the Board of Directors and by the plan directors of the predecessor funds by vote cast in person at meetings held July 24, 1996, January 29, 1997 and April 27, 1998 called for the purpose of voting on that Plan, and by the sole shareholder of each class of shares of the predecessors to Large Cap Equity Fund and Small Cap Equity Fund on July 24, 1996 and January 29, 1997, respectively. The Plan with respect to the predecessor to Quality Income Fund was approved by the Board of Directors and the plan directors by vote cast in person at a meeting held January 27, 1999. (Due to a change in applicable regulatory requirements, initial shareholder approval was not required for the predecessor to Quality Income Fund.) The continuance of the Plans is subject to similar annual approval by the Trustees and the Plan Trustees. Each Plan is terminable with respect to a class of shares of a Plan Fund at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the class. The Board of Trustees has concluded that there is a reasonable likelihood that the Plans will benefit the Plan Funds and their shareholders.

Prior to the Reorganization, for the fiscal year ended April 30, 2003 the following 12b-1 fees with respect to Class A Shares were paid (after applicable fee waivers) by the predecessors to the Plan Funds: $19,762 for the Large Cap Equity Fund, $115,427 for the Mid Cap Equity Fund, $11,782 for the Small Cap Equity Fund, $14,380 for the Government Income Fund, $1,217 for the Quality Income Fund and $11,155 for the North Carolina Tax-Free Bond Fund. (Without fee waivers, such fees would have been: $39,525 for the Large Cap Equity Fund, $230,855 for the Mid Cap Equity Fund, $23,562 for the Small Cap Equity Fund, $28,760 for the Government Income Fund, $2,435 for the Quality Income Fund and $22,309 for the North Carolina Tax-Free Bond Fund. All of the foregoing amounts were paid as compensation to service organizations and broker/dealers. For the fiscal year ended April 30, 2003, the following 12b-1 fees with respect to Class B Shares were paid (after applicable fee waivers) by the Funds: $26,553 for the Large Cap Equity Fund, $100,829 for the Mid Cap Equity Fund, $25,405 for the Small Cap Equity Fund, $4,046 for the Government Income Fund, $851 for the Quality Income Fund and $3,241 for the North Carolina Tax-Free Bond Fund. (Without fee waivers, such fees would have been $5,395 for the Government Income Fund, $1,135 for the Quality Income Fund, and $4,322 for the North Carolina Tax-Free Bond Fund.)

ADDITIONAL PAYMENTS. The Distributors may make additional payments, out of their own resources and at no additional cost to the Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions ("Intermediaries") in connection with the provision of administrative services and/or the distribution of the Funds' shares. No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. In addition, certain Intermediaries may receive sub-transfer agency fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

ADMINISTRATIVE SERVICES

Voyageur serves as Administrator to Enterprise Fund, Enterprise Small-Cap Fund, Value Fund, Microcap Value Fund, Small Cap International Fund and to each Money Market Fund; BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as Sub-Administrator to each of those Funds, and as Administrator of Large Cap Equity Fund, Mid Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund and North Carolina Tax-Free Income Fund. Each Administrator provides administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds' Adviser, Sub-Advisers, Distributors, custodians, independent accountants, legal counsel and others. In addition, the Administrator furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with the Administrator. For administrative services, Voyageur receives from each Fund for which it acts as Administrator a fee, payable monthly, at the annual rate of ____% of each Fund's average daily net assets. For administrative services, BISYS receives from each Fund for which it acts as Administrator a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. For its services as Sub-Administrator, BISYS receives [TO BE PROVIDED].

BISYS is a subsidiary of BISYS Group, Inc, which is headquartered in New York City, New York and supports more than 5,000 financial institutions and corporate clients through two strategic business units. BISYS Information Services Group provides image and data processing outsourcing, and pricing analysis to more than 600 banks nationwide. BISYS Investment Services Group designs, administers and distributes over 30 families of proprietary mutual funds consisting of more than 365 portfolios, and provides 401(k) marketing support, administration, and record keeping services in partnership with banking institutions and investment management companies. BISYS has its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219. [UPDATE]

Prior to the Reorganization, for the fiscal year ended April 30, 2003, BISYS received administration fees of $233,085, $82,223, $35,678, $48,860, $81,262 and
$42,088 from the predecessors to Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund, and the North Carolina Tax-Free Bond Fund, respectively.

For the fiscal year ended April 30, 2002, BISYS received administration fees of $247,359, $212,523, $45,750, $60,358, $121,872 and $45,402 from the predecessors to Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund, and the North Carolina Tax-Free Bond Fund, respectively.

For the fiscal year ended April 30, 2001, BISYS received administration fees of $214,264, $301,318, $48,158, $66,065, $114,810 and $54,313 from the predecessors to Mid Cap Equity Fund, Large Cap Equity Fund, Small Cap Equity Fund, Government Income Fund, Quality Income Fund, and the North Carolina Tax-Free Bond Fund, respectively.

The Administration Agreement for each Fund, and the Sub-Administration Agreements for Enterprise Fund, Enterprise Small-Cap Fund, Value Fund, Microcap Value Fund, Small Cap International Fund and each Money Market Fund, were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Agreements or interested persons of such parties, at a meeting held _______________,

2004. Each Administration Agreement and Sub-Administration Agreement is terminable with respect to a Fund or the Trust without penalty, at any time, by vote of a majority of the Trustees or, with respect to a Fund, by vote of the holders of a majority of the shares of the Fund, each upon not more than 90 days written notice to the Administrator, and upon 90 days notice by the Administrator or Sub-Administrator, as applicable. [VERIFY AND DESCRIBE ANY TERMINATION PENALTIES].

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of such class's outstanding shares. All expenses, including fees paid to the Adviser, Administrators and Sub-Administrators, are accrued daily and taken into account for the purpose of determining the net asset value.

MONEY MARKET FUNDS. The Money Market Funds value their portfolio securities using the amortized cost method. This method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to a Fund's shareholders in the daily dividend, the value of the Fund's assets and, thus, its net asset value per share, will generally remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of a Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During these periods, the yields on shares of the Fund may differ somewhat from that obtained in similar funds with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of their portfolio securities. For example, if the use of amortized cost by any Fund resulted in lower aggregate portfolio value on a particular day, prospective investors in the Fund would be able to obtain a somewhat higher yield than would result from investments in a similar fund utilizing solely market values. The converse would apply during a period of rising interest rates.

On July 31, 2002, the net asset value and the maximum public offering price per share for the Funds were calculated as follows:

PRIME FUND (INVESTOR SHARES)

         Net Assets ($8,524,899,113)        =       Net Asset Value Per Share ($1.00)
     -----------------------------------------    ------------------------------------
       Shares Outstanding (8,524,899,113)

INSTITUTIONAL PRIME FUND

           Net Assets ($449,200,336)        =       Net Asset Value Per Share ($1.00)
     -----------------------------------------    ------------------------------------
       Shares Outstanding (449,200,336)

GOVERNMENT FUND (INVESTOR SHARES)

         Net Assets ($1,087,907,755)        =       Net Asset Value Per Share ($1.00)
     -----------------------------------------    ------------------------------------
       Shares Outstanding (1,087,907,755)

TAX-FREE FUND (INVESTOR SHARES)

          Net Assets ($909,073,585)        =       Net Asset Value Per Share ($1.00)
     -----------------------------------------    ------------------------------------
       Shares Outstanding (909,073,585)

INSTITUTIONAL TAX-FREE FUND

          Net Assets ($193,175,413)        =       Net Asset Value Per Share ($1.00)
     -----------------------------------------    ------------------------------------
       Shares Outstanding (193,175,413)

[UPDATE AS NECESSARY, BASED ON VALUATION PROCEDURES, SEC RULES/PRONOUNCEMENTS RE FAIR VALUE, ETC.]]

For the other Funds, securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the NADAQ official closing price. Other over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

                             PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements and Sub-Advisory Agreements, the Adviser or Sub-Adviser, as applicable, places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers it selects in its discretion. [REVISE PER FINAL ADVISORY/SUB-ADVISORY CONTRACTS AND POLICIES IN SAIS]

In effecting purchases and sales of portfolio securities for the account of a Fund, the Adviser or a Sub-Adviser, as applicable, will seek the best execution of the Fund's orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Adviser or, where applicable, a Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Funds may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser or Sub-Adviser with broker-dealers which, in the judgment of the Adviser or a Sub-Adviser, as applicable, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser or Sub-Adviser. The Adviser or, where applicable, a Sub-Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser or Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Adviser or Sub-Adviser.

A Fund may buy and sell securities to take advantage of investment opportunities when such transactions are consistent with a Fund's investment objectives and policies and when the Adviser or a Sub-Adviser believes such transactions may improve a Fund's overall investment return. These transactions involve costs in the form of spreads or brokerage commissions.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Investment decisions for the Funds and for the other investment advisory clients of the Adviser or Sub-Adviser, as applicable, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser or Sub-Adviser, as applicable, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Adviser or Sub-Adviser, as applicable, is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds, the Adviser, a Sub-Adviser or the Distributors are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

The Adviser or a Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser and the Sub-Advisers can supplement their research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Advisers in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The advisory fees paid by the Funds are not reduced because the Adviser and their affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser or a Sub-Adviser may cause a Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser or Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Prior to the Reorganization, for the fiscal year ended April 30, 2003, $263,719, $133,380 and $94,216 were paid in brokerage commissions by the predecessors to Mid Cap Equity Fund, Large Cap Equity Fund and Small Cap Equity Fund, respectively. Of this amount, none was paid to any affiliated brokers. [ADD INFORMATION FOR OTHER EQUITY FUNDS.]

For the fiscal year ended April 30, 2002, $74,424, $181,323 and $36,730 were paid in brokerage commissions by the predecessors to Mid Cap Equity Fund, Large Cap Equity Fund and Small Cap Equity Fund, respectively. Of this amount, none was paid to any affiliated brokers. [ADD INFORMATION FOR OTHER EQUITY FUNDS.]

For the fiscal year ended April 30, 2001, $193,390, $140,698 and $61,327 were paid in brokerage commissions by the predecessors to Mid Cap Equity Fund, Large Cap Equity Fund and Small Cap Equity Fund, respectively. Of this amount, none was paid to any affiliated brokers. [ADD INFORMATION FOR OTHER EQUITY FUNDS.]

None of the predecessors funds to the Income Funds or Money Market Funds paid any brokerage commissions for such periods.

As of April 30, 2003, the predecessor to Quality Income Fund held investments in securities of its regular broker-dealers as follows:

                           Approximate Aggregate
                             Value of Issuer's
                             Securities Owned
                               by the Fund               Name of
Fund                           at 4/30/2003            Broker or Dealer
----                       ---------------------       ----------------

RBC Quality Income Fund          $285,240          JP Morgan Chase & Co.
RBC Quality Income Fund          293,119           Goldman Sachs Group, Inc.
RBC Quality Income Fund          546,649           Lehman Brothers, Inc.



PORTFOLIO TURNOVER

Changes may be made in the Funds' portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate for a Fund normally will not exceed 100% with the exception of the Quality Income Fund and the Government Income Fund. [REVISE PER TURNOVER RATES OF OTHER FUNDS.] The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities.

                                    TAXATION

Each of the Funds intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must for each taxable year (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies, or of any two or more issuers which the Fund controls and which are engaged in the same or similar or related trades or businesses). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be reportable by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

The following Funds had the indicated capital loss carry-forwards as of April 30, 2003, which are available to offset future capital gains, if any:

-------------------------------------------------------------------------------
                  FUND                       AMOUNT            EXPIRES
-------------------------------------------------------------------------------
         Large Cap Equity Fund             $1,206,935            2009
-------------------------------------------------------------------------------
         Large Cap Equity Fund             $7,648,740            2010
-------------------------------------------------------------------------------
         Large Cap Equity Fund            $16,227,920            2011
-------------------------------------------------------------------------------
          Mid Cap Equity Fund              $7,722,531            2011
-------------------------------------------------------------------------------
            Small Cap Equity                $115,924             2010
-------------------------------------------------------------------------------
            Small Cap Equity               $3,027,099            2011
-------------------------------------------------------------------------------
         Government Income Fund             $925,869             2009
-------------------------------------------------------------------------------
           [ADD OTHER FUNDS]
-------------------------------------------------------------------------------

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. A portion of distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses), if any, designated by a Fund as capital gain dividends will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions. [UPDATE AS NECESSARY]

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Certain of the debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security, including a tax-exempt debt security, having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country.

The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if:
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

[UPDATE]
NORTH CAROLINA TAX-FREE BOND FUND. The Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of the Fund, exempt-interest dividends may comprise part or all of an adjustment to alternative minimum taxable income for purposes of the alternative minimum tax and the environmental tax under sections 55 and 59A. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

To the extent that the Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

Upon redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares.

The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer, or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company (such as this Fund) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. North Carolina law exempts from income taxation dividends received from a regulated investment company in proportion to the income of the regulated investment company that is attributable to interest on bonds or securities of the U.S. government or any agency or instrumentality thereof or on bonds of the State of North Carolina or any county, municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Fund, the Adviser and their affiliates, and the Fund's counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of RBC North Carolina Tax-Free Bond Fund since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of the Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in RBC North Carolina Tax-Free Bond Fund may be affected. Since the Funds do not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in one or more of the Funds.

                                OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated DECEMBER 16, 2004 and currently consists of seventeen separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional Funds or classes will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class.

VOTING RIGHTS

The Trust is a diversified open-end investment management company and under the Agreement and Declaration of Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Each Fund may vote separately on matters affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT

Wells Fargo Bank Minnesota, N.A. [ADDRESS], acts as custodian of the Trust's assets. Bank of New York serves as Sub-Custodian for Small Cap International Fund.

Boston Financial Data Services serves as the transfer agent for the Equity Funds and Fixed Income Funds pursuant to a Transfer Agency Agreement. BISYS Fund Services Ohio, Inc. serves as transfer agent for the Money Market Funds. BISYS FUND SERVICES INC. provides fund accounting services to the Funds pursuant to a Fund Accounting Agreement. [BISYS FUND SERVICES LP?]

[IF ANY BISYS PERSONNEL ARE FUND OFFICERS, WE NEED TO ADD FEE DESCRIPTION.]


YIELD AND PERFORMANCE INFORMATION
[REVISE PER GH, J&B, BABSON SAIS]
The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of yield for each class of shares of the Funds (other than the Money Market Funds) will be based on the investment income per share earned during a particular 30-day period, less expenses accrued with respect to that class during a period ("net investment income"), and will be computed by dividing net investment income for the class by the maximum offering price per share of that class on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)#6-1]/cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares of the class outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share of the class on the last day of the period; the # indicates that the following single character is an exponent.

The 30-day yield for the period ended April 30, 2003 was as follows: ___%, ____% and ____% for the Class A shares of the Government Income Fund, the North Carolina Tax-Free Bond Fund and Quality Income Fund, respectively, and ____%, _____% and ____% for the Class B shares of the Government Income Fund, the North Carolina Tax-Free Bond Fund and Quality Income Fund, respectively. [ADD FOR OTHER EQUITY AND FIXED INCOME FUNDS]

Quotations of tax-equivalent yield for each class of shares of North Carolina Tax-Free Bond Fund will be calculated according to the following formula:

                        TAX EQUIVALENT YIELD = (E) / l-p
                 E = tax-exempt yield p = stated income tax rate

Current yield for the Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

[INSERT CURRENT YIELD DATA FOR SEVEN DAY PERIOD BEFORE EFFECTIVE DATE OF REGISTRATION STATEMENT]

"Effective yield" or compounded yield for the Money Market Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                  Effective Yield = [(Base Period Return + 1)(365/7)] - 1

[INSERT CURRENT EFFECTIVE YIELD FUND DATA FOR SEVEN DAY PERIOD BEFORE EFFECTIVE DATE OF REGISTRATION STATEMENT]

The taxable equivalent yield of Tax-Free Money Market Fund and Institutional Tax-Free Money Market Fund is calculated by applying the stated income tax rate only to that portion of the Fund's seven-day yield or effective yield that is exempt from taxation. The stated income tax rate is subtracted from the number 1 (e.g., 1 minus 36% equals 64%), and the tax-exempt portion of the yield is divided by the difference. The result is then added to that portion of the Fund's yield, if any, that is not tax-exempt. A taxable equivalent yield will be higher than the yield quotations for a Fund.

North Carolina Tax-Free Bond Fund also may advertise its "taxable equivalent yield." Taxable equivalent yield for the Fund is the yield that an investment, subject to regular federal and North Carolina personal income taxes, would need to earn in order to equal, on an after-tax basis, the yield on an investment exempt from such taxes (normally calculated assuming the maximum combined federal and North Carolina marginal tax rate). The following table shows hoe to translate the yield of an investment that is exempt from regular federal and North Carolina personal income taxes into a taxable equivalent yield for the 2003 taxable year. The last five columns of the table show approximately how much a taxable investment would have to yield in order to generate an after-tax (regular federal and North Carolina personal income taxes) yield of 4%, 5%, 6%, 7% or 8%. For example, the table shows that married taxpayer filing a joint return with taxable income of $80,000 would have to earn a yield of approximately ___% before regular federal and North Carolina personal income taxes in order to earn a 7% yield after such taxes.

[INSERT 2004 TAXABLE YEAR TABLE (WITH APPLICABLE FOOTNOTES)]

[INSERT CURRENT EFFECTIVE YIELD FUND DATA FOR SEVEN DAY PERIOD BEFORE EFFECTIVE DATE OF REGISTRATION STATEMENT]

Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                 P(1 + T)n = ERV

Where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
              ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period. All total return figures assume that all dividends are reinvested when paid.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                P(1 + T)n = ATVD

Where:           P =  a hypothetical initial payment of $1,000,
                 T =  the average annual total return (after taxes on
                      distributions), n = the number of years, and
              ATVD =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                P(1 + T)n = ATVDR

Where:             P = a hypothetical initial payment of $1,000,
                   T = the average annual total return (after taxes on
                       distributions), n = the number of years, and
               ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in each class of shares of a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                                P (1 + T)#n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return for the class, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund and class-specific expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid; the # indicates that the following single character is an exponent. Quotations of yield and total return will reflect only the performance of a hypothetical investment in a class of shares of the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's (and classes') expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.


PERFORMANCE INFORMATION

                              TOTAL RETURN SUMMARY

                             AVERAGE ANNUAL RETURNS*

-----------------------------------------------------------------------------
        LARGE CAP EQUITY FUND                 CLASS A            CLASS B
-----------------------------------------------------------------------------
  One Year Ended April 30, 2003 -             -15.53%            -20.40%
        Return Before Taxes
-----------------------------------------------------------------------------
Return After Taxes on Distributions           -15.56%            -20.40%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            -9.53%            -12.53%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
    5 Year - Return Before Taxes               -4.68%             -5.56%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            -5.45%             -6.30%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Return After Taxes on Distributions            -3.57%             -4.22%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
   10 Year - Return Before Taxes               5.58%              4.87%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.78%              4.13%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.64%              4.08%
      and Sale of Fund Shares
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
        MID CAP EQUITY FUND                   CLASS A            CLASS B
-----------------------------------------------------------------------------
  One Year Ended April 30, 2003 -             -18.58%            -23.26%
        Return Before Taxes
-----------------------------------------------------------------------------
Return After Taxes on Distributions           -18.73%            -23.42%
-----------------------------------------------------------------------------
Return After Taxes on Distributions           -11.27%            -14.13%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
    5 Year - Return Before Taxes               3.76%              2.91%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            0.34%              -0.59%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            2.42%              1.77%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
   10 Year - Return Before Taxes               11.38%             10.77%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            8.68%              8.08%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            9.04%              8.54%
      and Sale of Fund Shares
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
       SMALL CAP EQUITY FUND                  CLASS A            CLASS B
-----------------------------------------------------------------------------
  One Year Ended April 30, 2003 -             -17.94%            -22.60%
        Return Before Taxes
-----------------------------------------------------------------------------
Return After Taxes on Distributions           -17.94%            -22.60%
-----------------------------------------------------------------------------
Return After Taxes on Distributions           -11.01%            -13.87%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
    5 Year - Return Before Taxes               -0.51%             -1.40%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            -2.76%             -3.70%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            -1.24%             -1.93%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
 Inception (1/1/95) - Return Before            9.92%              9.17%
               Taxes
-----------------------------------------------------------------------------
Return After Taxes on Distributions            8.11%              7.35%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            7.64%              7.00%
      and Sale of Fund Shares
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
       GOVERNMENT INCOME FUND                 CLASS A            CLASS B
-----------------------------------------------------------------------------
  One Year Ended April 30, 2003 -              9.07%              5.64%
        Return Before Taxes
-----------------------------------------------------------------------------
Return After Taxes on Distributions            7.58%              4.36%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            5.54%              3.44%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
    5 Year - Return Before Taxes               6.65%              5.99%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.54%              4.08%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.30%              3.87%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
   10 Year - Return Before Taxes               5.79%              5.30%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            3.84%              3.53%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            3.69%              3.38%
      and Sale of Fund Shares
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
    NORTH CAROLINA TAX-FREE FUND              CLASS A            CLASS B
-----------------------------------------------------------------------------
  One Year Ended April 30, 2003 -              6.96%              3.33%
        Return Before Taxes
-----------------------------------------------------------------------------
Return After Taxes on Distributions            6.86%              3.23%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            5.70%              3.27%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
    5 Year - Return Before Taxes               5.04%              4.35%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.94%              4.25%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.79%              4.13%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
   10 Year - Return Before Taxes               4.82%              4.36%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.74%              4.28%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.59%              4.14%
      and Sale of Fund Shares
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
        QUALITY INCOME FUND                   CLASS A            CLASS B
-----------------------------------------------------------------------------
  One Year Ended April 30, 2003 -              9.09%              5.54%
        Return Before Taxes
-----------------------------------------------------------------------------
Return After Taxes on Distributions            7.27%              3.94%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            5.56%              3.39%
      and Sale of Fund Shares
-----------------------------------------------------------------------------
    5 Year - Return Before Taxes                n/a                n/a
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Return After Taxes on Distributions             n/a                n/a
-----------------------------------------------------------------------------
Return After Taxes on Distributions             n/a                n/a
      and Sale of Fund Shares
-----------------------------------------------------------------------------
 Inception (5/11/99 for Class A and            6.25%              6.71%
   6/12/99 for Class B) - Return
            Before Taxes
-----------------------------------------------------------------------------
Return After Taxes on Distributions            4.04%              4.66%
-----------------------------------------------------------------------------
Return After Taxes on Distributions            3.90%              4.37%
      and Sale of Fund Shares
-----------------------------------------------------------------------------

* Prior to November 1, 2001, Class A shares were sold subject to a front-end sales charge. For investors who purchased Class A shares prior to November 1, 2001 subject to an initial sales charge, you should note that the above performance excludes the effect of the sales charge then in effect and that, as a result, the actual performance of your investment is lower than shown above.


----------------------------------------------------------------------
          ENTERPRISE FUND
----------------------------------------------------------------------
   One Year Ended June 30, 2003 -                -1.48%
        Return Before Taxes
----------------------------------------------------------------------
Return After Taxes on Distributions              -1.59%
----------------------------------------------------------------------
Return After Taxes on Distributions              -0.96%
      and Sale of Fund Shares
----------------------------------------------------------------------
    5 Year - Return Before Taxes                 5.45%
----------------------------------------------------------------------
Return After Taxes on Distributions              3.90%
----------------------------------------------------------------------
Return After Taxes on Distributions              3.95%
      and Sale of Fund Shares
----------------------------------------------------------------------
   10 Year - Return Before Taxes                 10.96%
----------------------------------------------------------------------
Return After Taxes on Distributions              8.50%
----------------------------------------------------------------------
Return After Taxes on Distributions              8.41%
      and Sale of Fund Shares
----------------------------------------------------------------------


----------------------------------------------------------------------
     ENTERPRISE SMALL-CAP FUND
----------------------------------------------------------------------
   One Year Ended June 30, 2003 -                -5.22%
        Return Before Taxes
----------------------------------------------------------------------
Return After Taxes on Distributions              -5.58%
----------------------------------------------------------------------
Return After Taxes on Distributions              -3.05%
      and Sale of Fund Shares
----------------------------------------------------------------------
    5 Year - Return Before Taxes                 5.45%
----------------------------------------------------------------------

----------------------------------------------------------------------
Return After Taxes on Distributions              2.41%
----------------------------------------------------------------------
Return After Taxes on Distributions              2.62%
      and Sale of Fund Shares
----------------------------------------------------------------------
   10 Year - Return Before Taxes                 10.28%
----------------------------------------------------------------------
Return After Taxes on Distributions              8.82%
----------------------------------------------------------------------
Return After Taxes on Distributions              8.41%
      and Sale of Fund Shares
----------------------------------------------------------------------


----------------------------------------------------------------------
             VALUE FUND
----------------------------------------------------------------------
   One Year Ended June 30, 2003 -               -10.96%
        Return Before Taxes
----------------------------------------------------------------------
Return After Taxes on Distributions             -10.66%
----------------------------------------------------------------------
Return After Taxes on Distributions              -6.70%
      and Sale of Fund Shares
----------------------------------------------------------------------
    5 Year - Return Before Taxes                 -1.45%
----------------------------------------------------------------------
Return After Taxes on Distributions              -2.84%
----------------------------------------------------------------------
Return After Taxes on Distributions              -1.93%
      and Sale of Fund Shares
----------------------------------------------------------------------
   10 Year - Return Before Taxes                 9.80%
----------------------------------------------------------------------
Return After Taxes on Distributions              7.84%
----------------------------------------------------------------------
Return After Taxes on Distributions              8.41%
      and Sale of Fund Shares
----------------------------------------------------------------------


----------------------------------------------------------------------
        MICROCAP VALUE FUND
----------------------------------------------------------------------
   One Year Ended June 30, 2003 -                -4.55%
        Return Before Taxes
----------------------------------------------------------------------
Return After Taxes on Distributions              -5.17%
----------------------------------------------------------------------
Return After Taxes on Distributions              -2.78%
      and Sale of Fund Shares
----------------------------------------------------------------------
    5 Year - Return Before Taxes                 6.57%
----------------------------------------------------------------------
Return After Taxes on Distributions              5.13%
----------------------------------------------------------------------
Return After Taxes on Distributions              4.97%
      and Sale of Fund Shares
----------------------------------------------------------------------
   10 Year - Return Before Taxes                 11.39%
----------------------------------------------------------------------
Return After Taxes on Distributions              8.87%
----------------------------------------------------------------------
Return After Taxes on Distributions              8.61%
      and Sale of Fund Shares
----------------------------------------------------------------------

----------------------------------------------------------------------
        TAX-FREE INCOME FUND
----------------------------------------------------------------------
   One Year Ended June 30, 2003 -                8.82%
        Return Before Taxes
----------------------------------------------------------------------
Return After Taxes on Distributions              8.80%
----------------------------------------------------------------------
Return After Taxes on Distributions              -7.12%
      and Sale of Fund Shares
----------------------------------------------------------------------
    5 Year - Return Before Taxes                 5.50%
----------------------------------------------------------------------
Return After Taxes on Distributions              5.40%
----------------------------------------------------------------------
Return After Taxes on Distributions              5.27%
      and Sale of Fund Shares
----------------------------------------------------------------------
   10 Year - Return Before Taxes                 5.37%
----------------------------------------------------------------------
Return After Taxes on Distributions              5.16%
----------------------------------------------------------------------
Return After Taxes on Distributions              5.11%
      and Sale of Fund Shares
----------------------------------------------------------------------

The table below shows the total return for the Small Cap International Fund for the period December 19, 2000 (inception) to June 30, 2001 and one-year total return as of June 30, 2002 and June 30, 2003.

-------------------------------------------------------------------------------
                           December 19, 2002    Fiscal Year      Fiscal Year
                           to June 30, 2001     Ended 2002       Ended 2003
-------------------------------------------------------------------------------
Return Before Taxes
-------------------------------------------------------------------------------
Return After Taxes On
Distributions
-------------------------------------------------------------------------------
Return After Taxes On
Distributions and Sale of
Fund Shares
-------------------------------------------------------------------------------

[SHOULD PAST PERFORMANCE DATA FOR MONEY MARKET FUNDS BE INCLUDED?]

The performance data quoted represents past performance and is not an indication of future results as yields fluctuate daily.


CONTINGENT DEFERRED SALES CHARGE (APPLICABLE ONLY TO B SHARES OF INDICATED
FUNDS):

Shares redeemed within 5 years of purchase are subject to a CDSC equal to a percentage of the lesser of the purchase NAV or the redemption NAV. The contingent deferred sales charge will not be imposed on increases above the beginning NAV or shares purchased through the reinvestment of dividends or capital gains.

                        CONTINGENT DEFERRED SALES CHARGE

                                            MID CAP EQUITY FUND         GOVERNMENT INCOME FUND
                                            LARGE CAP EQUITY FUND       NORTH CAROLINA TAX-FREE FUND
YEARS SINCE PURCHASE                        SMALL CAP EQUITY FUND       QUALITY INCOME  FUND
---------------------------                 ---------------------       ----------------------------
         1...........................                   5.0%                        3.0%
         2...........................                   4.0%                        3.0%
         3...........................                   3.0%                        3.0%
         4...........................                   2.0%                        2.0%
         5...........................                   1.0%                        1.0%
         6...........................                     0%                          0%

The performance data quoted represents past performance and is not an indication of future results as yields fluctuate daily.

Jones & Babson, Inc. is the Distributor for above Funds.

                     NOTES ABOUT THE PERFORMANCE INFORMATION

(a) Performance information for Large Cap Equity, Mid Cap Equity, Small Cap Equity, Government Income, Quality Income and North Carolina Tax-Free Income Funds

From 12/31/90 to 5/31/94 (conversion date), Mid Cap Equity Fund and Government Income Fund were bank collective trust funds maintained and managed by RBC Centua Bank, and from 1/31/91 to 5/31/94 (conversion date), North Carolina Tax-Free Bond Fund was a common trust fund maintained and managed by RBC Centura Bank. From 12/31/90 to 9/30/96 (conversion date), Large Cap Equity Fund was a common trust fund maintained and managed by RBC Centura Bank. From 1/1/95 to 5/1/97 (conversion date), Small Cap Equity Fund was a bank common trust fund maintained and managed by RBC Centura Bank. Bank collective and common trust funds are not required to register as investment companies under the 1940 Act. Accordingly, performance achieved by a Fund's predecessor collective or common trust fund reflects performance prior to the Fund's commencement of operations as a series of a registered investment company. The investment objectives, strategies and policies of each of these Funds prior to its conversion from the bank common or collective fund predecessor to a registered mutual fund were in all material respects equivalent to those of its successor registered mutual fund. After tax performance information of the Fund prior to its effectiveness as a mutual fund is required to be disclosed.

Investment performance for the foregoing Funds during their maintenance as common or collective trust funds has been calculated on a monthly basis utilizing the Bank Administration Institute's recommended time-weighted rate of return method to compute the investment performance reflected in the above Schedule.

The performance figures assume the maximum sales load, reinvestment of dividends and interest and include the cost of brokerage commissions. The investment performance excludes taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the accounts. Bank common and collective trust funds are not subject to certain expenses normally incurred by a mutual fund, such as advisory, administrative, transfer and fund accounting agent and 12b-1 fees. Thus, the performance figures, for periods prior to conversion to registered funds have been adjusted, on a monthly basis, to reflect the impact of the higher contractual expense ratios for the registered funds at the time of the conversion. Where performance information for the period since conversion reflects deduction of sales charges, pre-conversion figures have been similarly adjusted to reflect sales charges applicable to the registered funds.

It should be noted, however, that the bank-maintained common and collective trust funds are not subject to the same tax and regulatory requirements, including certain investment restrictions, applicable to registered mutual funds. These regulatory and tax requirements could have adversely affected the performance of the Funds' collective and common trust fund predecessors.

REORGANIZATION
--------------

Each of the Funds became a portfolio of the Trust through reorganizations effective March 31, 2004. The performance information presented for each Fund includes its performance prior to the reorganization. [verify as to merger funds]

GENERAL PERFORMANCE INFORMATION
-------------------------------

In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs or transaction costs.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) , Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper, Inc. a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund.

Other Indexes to which the Funds' performance may be compared may include:

o Standard & Poor's 500 Composite Stock Price Index -- an index of market activity based on the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends. The Index thus reflects the total return of its portfolio, including changes in market prices as well as accrued income interest;

o The Russell 2000 Index -- an index comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The Index was developed with the base value of 135.00 as of December 31, 1986;

o Merrill Lynch Government, U.S. Treasury Short-Term Index -- this index shows total return for all outstanding U.S. Treasury securities maturing in from one to 2.99 years. Price, coupon and total return are reported using market weighted value including accrued interest; and

o Lehman Brothers Municipal Bond Index -- a total return performance index of approximately 21,000 municipal bonds that meet certain criteria. Price, coupon, and total return are reported using market weighted value including accrued interest.

o iMoneyNet First Tier Retail Taxable Money Market Fund Average(TM), iMoneyNet U.S. Government and Agencies Retail Money Market Fund Average(TM), iMoneyNet Tax Free National Retail Money Market Fund Average(TM), iMoneyNet First Tier Institutional Money Market Fund Average(TM) and iMoneyNet Tax-Free Institutional Money Market Fund Average(TM).

In addition to those indexes listed above, the following indexes to which the Funds' performance may be compared may include:

o        Lehman Brothers Intermediate Government Index

o        Russell 1000 Growth Index

o        Russell 1000 Value Index

o        Russell 2000 Growth Index

o        Russell 2000 Value Index

o        Lehman Brothers Intermediate Government/Corporate Index

o        Lehman Brothers Aggregate Bond Index

o        Lehman Brothers Intermediate Aggregate Bond Index

o        S&P 400 Mid-Cap Growth Index

o        Lehman Brothers 5 Year General Obligation Municipal Bond Index

o        S&P Mid-Cap 400 Index

o        S&P 500/Barra Value Index

When performance records are developed by the Funds, they may, from time to time, include the yield and total return for shares (including each class, as applicable) in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC. In general, the performance of the classes of each Fund will differ due to (a) differences in the level of class specific expenses, including service and distribution fees and (b) the fact that, for Funds that have Class A and Class B shares, total return figures for Class A shares will reflect the deduction of the maximum front-end sales charge applicable for each Fund while the total return figures for Class B shares will reflect the maximum CDSC for each Fund. [VERIFY NO OTHER FRONT END OR CDSC CHARGES].

Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors.

Tax-Free Income Fund and North Carolina Tax-Free Bond Fund may also advertise a "taxable equivalent yield." Taxable equivalent yield is the yield that an investment, subject to regular federal and state personal income taxes, would need to earn in order to equal, on an after-tax basis, the yield on an investment exempt from such taxes. For North Carolina Tax-Free Bond Fund, this is normally calculated assuming the maximum combined federal and North Carolina marginal tax rate. [TAX-FREE INCOME FUND?] A taxable equivalent yield quotation for a Fund will be higher than the yield quotations for the Fund.

The following table shows how to translate the yield of an investment that is exempt from regular federal and North Carolina personal income taxes into a taxable equivalent yield for the 2003 taxable year. The last five columns of the table show approximately how much a taxable investment would have to yield in order to generate an after-tax (regular federal and North Carolina personal income taxes) yield of 4%, 5%, 6%, 7% or 8%. For example, the table shows that a married taxpayer filing a joint return with taxable income of $80,000 would have to earn a yield of approximately 10.38% before regular federal and North Carolina personal income taxes in order to earn a 7% yield after such taxes.

                                2003 TAXABLE YEAR
                TAXABLE EQUIVALENT YIELD TABLE (1) -- FEDERAL AND
                      NORTH CAROLINA PERSONAL INCOME TAXES

                                                                  TO EQUAL HYPOTHETICAL TAX-FREE YIELD
                                                                   OF  4%, 5%, 6%, 7% OR 8%, A TAXABLE
                                                                     INVESTMENT WOULD HAVE TO YIELD
            TAXABLE INCOME ( 2)                          COMBINED             APPROXIMATELY
                                                         MARGINAL
SINGLE RETURN                  JOINT RETURN              RATE (3)    4%     5%       6%      7%       8%
up to $6,000                  up to $12,000               15.40%    4.73%  5.91%    7.09%   8.27%    9.46%
$6,001-$12,750                $12,001-$21,250             20.10%    5.01%  6.26%    7.51%   8.76%   10.01%
$12,751-$27,050               $21,251-$45,200             20.95%    5.06%  6.33%    7.59%   8.86%   10.12%
$27,051-$60,000               $45,201-$100,000            32.58%    5.93%  7.42%    8.90%  10.38%   11.87%
$60,001-$65,550               $100,001-$109,250           33.12%    5.98%  7.48%    8.97%  10.47%   11.96%
$65,551-$136,750              $109,251-$166,450           35.89%    6.24%  7.80%    9.36%  10.92%   12.48%
$136,751-$297,300             $166,451-$297,300           40.50%    6.72%  8.40%   10.08%  11.76%   13.45%
$297,301 and over             $297,301 and over           43.82%    7.12%  8.90%   10.68%  12.46%   14.24%

(1) The chart is presented for information purposes only. Tax equivalent yields are a useful tool in determining the desirability of a tax exempt investment; should not be regarded as determinative of the desirability of such an investment. In addition, this chart is based on a number of assumptions which may not apply in your case. You should, therefore, consult a competent tax adviser regarding tax equivalent yields in your situation.

(2) Assuming the federal alternative minimum tax is not applicable.

(3) The combined marginal rates were calculated using federal and North Carolina tax rate tables for the 2001 taxable year. The federal tax rate tables are indexed each year to reflect changes in the Consumer Price Index and to reflect changes due to the Economic Growth & Tax Relief Reconciliation Act of 2001. The combined federal and North Carolina personal income tax marginal rates assume the North Carolina personal income taxes are fully deductible for federal income tax purposes as an itemized deduction. However, the ability to deduct itemized deductions (including state income taxes) for federal income tax purposes is limited for those taxpayers whose federal adjusted gross income for 2003 exceeds $128,950 ($64,475 in the case of a married individual filing a separate return). In addition, for federal income tax purposes the tax benefit of personal exemptions is phased out for taxpayers whose adjusted gross incomes exceed specified thresholds (for 2003, $128,950 in the case of single individuals and $193,400 in the case of married individuals filing a joint return).

[CAN WE DO SIMILAR DISCLOSURE FOR TAX-FREE INCOME FUND?]

INDEPENDENT AUDITORS

Deloitte & Touche LLP ("Deloitte"), [address], was selected by the Board of Trustees to serve as the independent auditors for the Trust for the fiscal year ending September 30, 2004. Deloitte provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings.

Prior to the Reorganization, the following firms served as the independent auditors for the Funds and for the periods indicated:
[ADD LIST OF PRIOR AUDITORS]

COUNSEL

Dechert LLP, 200 Clarendon Street 27th Floor, Boston MA 02116, passes upon certain legal matters in connection with the shares offered by the Trust and also acts as Counsel to the Trust.

CODE OF ETHICS

The Trust, Adviser, Sub-Advisers and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, Sub-Advisers and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Report of Independent Accountants and financial statements of the Funds included in their most recent Annual Reports are incorporated herein by reference to such Reports. The dates of the Reports are as follows: Large Cap Equity, Mid Cap Equity, Small Cap Equity, Government Income, Quality Income and North Carolina Tax-Free Bond Funds, April 30, 2003; Enterprise, Enterprise Small-Cap, Value, Microcap Value and Tax-Free Income Funds, June 30, 2003; Prime Money Market, U.S. Government Money Market, Tax-Free Money Market, Institutional Prime Money Market and Institutional Tax-Free Money Market Funds, July 31, 2003; and Small-Cap International Fund, June 30, 2003. Copies of such Annual Reports are available without charge upon request by writing to Tamarack Funds Trust, [ADDRESS] or telephoning (800) ______________.

The financial statements for the periods ended April 30, 2003, in the Annual Report for Large Cap Equity, Mid Cap Equity, Small Cap Equity, Government Income, Quality Income and North Carolina Tax-Free Bond Funds and incorporated by reference into this Statement of Additional Information have been audited by PWC, independent auditors, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

The financial statements for the periods ended June 30, 2003, in the Annual Report for Enterprise, Enterprise Small-Cap, Value, Microcap Value and Tax-Free Income Funds and incorporated by reference into this Statement of Additional Information have been audited by PWC, independent auditors, (except for the Financial Highlights for these Funds for years ended before June 30, 2003 which were audited by other auditors) and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

The financial statements for the periods ended June 30, 2003, in the Annual Report for Small-Cap International Fund and incorporated by reference into this Statement of Additional Information have been audited by PWC, independent auditors, (except for the Financial Highlights for this Fund for years ended before June 30, 2003 which were audited by other auditors) and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

The financial statements for the periods ended July 31, 2003, in the Annual Report Prime Money Market, U.S. Government Money Market, Tax-Free Money Market, Institutional Prime Money Market and Institutional Tax-Free Money Market Funds and incorporated by reference into this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors (except for information for fiscal years ended July 31, 2002 or earlier, which were audited by other firms) and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

DESCRIPTION OF MOODY'S BOND RATINGS:

Excerpts from Moody's description of its bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards -- together with the Aaa group, they comprise what are generally known as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -- interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing -- such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D -- interest or principal payments are in default.

S&P applies indicators "+" no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM MUNICIPAL OBLIGATIONS:

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows: MIG 1/VMIG 1 -- denotes best quality, there is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing; MIG 2/VMIG 2 -- denotes high quality, margins of protection are ample although not as large as in the preceding group; MIG 3/VMIG 3 -- denotes high quality, all security elements are accounted for but there is lacking the undeniable strength of the preceding grades; MIG 4/VMIG 4 -- denotes adequate quality, protection commonly regarded as required of an investment security is present, but there is specific risk; SQ -- denotes speculative quality, instruments in this category lack margins of protection.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

Excerpts from Moody's commercial paper ratings are listed as follows: PRIME-1 -- issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations; PRIME-2 -- issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations; PRIME-3 -- issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations; NOT PRIME -- issuers do not fall within any of the Prime categories.

DESCRIPTION OF S&P'S RATINGS FOR CORPORATE AND MUNICIPAL BONDS:

Investment grade ratings: AAA -- the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA -- has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A -- has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal -- whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade ratings: BB, B, CCC, CC, C -- debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal -- while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI --reserved for income bonds on which no interest is being paid; D -- in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) OR minus (-) -- the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Description of S&P's rating for municipal notes and short-term municipal demand obligations:

Rating categories are as follows: SP-1 -- has a very strong or strong capacity to pay principal and interest --those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 --has a satisfactory capacity to pay principal and interest; SP-3 -- issues carrying this designation have a speculative capacity to pay principal and interest.

Description of S&P's Ratings For Short-Term Corporate Demand Obligations and Commercial Paper:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 --the degree of safety regarding timely payment is strong -- those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 -- capacity for timely payment is satisfactory -- however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 -- has adequate capacity for timely payment --however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B -- regarded as having only speculative capacity for timely payment.

                                   APPENDIX B

                                 TAMARACK FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

            [THESE ARE RBC PROCEDURES; REVISE AS NECESSARY FOR TRUST]

I. PURPOSE

These proxy voting policies and procedures (the "Funds' Proxy Policies") have been adopted to comply with the requirements set forth in Investment Company Act Release No. IC-25922, which require registered management investment companies to provide disclosure about how proxies relating to Fund portfolio securities are voted. As described below, the Funds have determined to adopt the proxy voting policies and procedures of the investment adviser to the Funds, Voyageur Asset Management Inc. ("Voyageur," or the "Adviser").

II. ADOPTION OF ADVISER PROXY VOTING POLICY AND PROCEDURES

The Funds have engaged Voyageur to serve as investment adviser to the Funds and Voyageur, in its capacity as the Funds' Adviser, has the delegated authority to vote proxies relating to Fund portfolio securities. The Board of Trustees of the Funds have reviewed and approved Voyageur's proxy voting policies and procedures ("Voyageur Proxy Policies") and hereby incorporate the Voyageur Proxy Policies (attached hereto as Exhibit A) as part of the Funds' Proxy Policies.

III. REVIEW OF PROXY VOTING POLICY AND PROCEDURES

The Funds' Board of Trustees will review the Funds' Proxy Policies periodically to ensure that the policies are reasonably designed to ensure compliance with all relevant rules and regulations applicable to the Funds.

IV. RECORDKEEPING

The Funds will maintain (or cause Voyager to maintain) all records and materials related to proxy voting decisions and the proxy voting process in accordance with all applicable rules and regulations issued by the Securities and Exchange Commission ("SEC").

                             VOYAGEUR PROXY POLICIES


VII. PROXY POLICIES AND PROCEDURES

A.   PROXY POLICIES

         Voyageur has the fiduciary obligation to, at all times, place the best interest of advisory clients (plan participants and beneficiaries in the case of ERISA accounts) as the sole consideration when voting proxies of portfolio companies. Proxy issues shall receive consideration based on all relevant facts and circumstances. As a general rule, Voyageur shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. The following is a partial list of issues that require special attention: classified boards, change of state of incorporation, poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger, executive severance agreements, and provisions limiting shareholder rights.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior written approval of Voyageur's Compliance Manager:

1. Voyageur shall not engage in conduct that involves an attempt to change or influence the control of a public company.

2. Voyageur will not announce its voting intentions and the reasons therefore.

3. Voyageur shall not participate in a proxy solicitation or otherwise seek proxy voting authority from any other public company shareholder.

4. All communications with portfolio companies or fellow shareholders shall be for the sole purpose of expressing and discussing Voyageur's concerns for its advisory clients' (plan participants and beneficiaries in the case of ERISA Accounts) interests and not for an attempt to influence the control of management.

         It is Voyageur's policy to fully comply with ERISA's requirements regarding proxy voting. Therefore, with respect to ERISA accounts for which Voyageur is an investment manager, Voyageur will act prudently and solely in the interest of the participants and beneficiaries of each such account. Voyageur's policy and procedures regarding proxy voting may be amended from time to time to reflect developments in applicable law.

         Some ERISA accounts for which Voyageur is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide Voyageur with a plan document that expressly precludes investment managers from voting proxies or execute an investment management agreement with Voyageur that expressly precludes Voyageur from voting proxies. In the absence of such documentation, Voyageur has the legal responsibility and the obligation to vote proxies for its ERISA accounts.

PROXY POLICIES AND PROCEDURES

B. PROXY PROCEDURES

         Proxy Committee. Representatives from Portfolio Management, Client Services, Operations and Compliance shall come together and collectively form the Proxy Committee (the "Committee"). The Committee shall meet quarterly or on an as needed basis to oversee the proxy voting process to ensure that proxies are voted in accordance with the guidelines. Minutes of the Committee meetings shall be recorded.

         The Proxy Committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly, taking into account the general policies outlined above. The Proxy Committee has enlisted the services of ISS to assist with the analysis of voting issues and to carry out the actual voting process. The Proxy Committee will periodically review ISS's voting standards to make certain that proxy issues are voted in accordance with Voyageur's proxy voting requirements. Voyageur may, based on client needs, applicable regulatory requirements, business product style, and company specific factors, retain or assign proxy voting procedures as deemed suitable in order to properly fulfill its fiduciary responsibilities for voting client proxies.

         If, when carrying out the process of analyzing and voting proxy issues, the Proxy Committee is unable to reach a unanimous decision regarding any specific proxy issue, that proxy issue shall be forwarded to the appropriate Investment Committee/Chief Executive Officer/Legal Counsel (as appropriate) for further analysis and voting resolution. Any voting decision that deviates from Voyageur's standard policies, shall be discussed, analyzed, and resolved by the Proxy Committee, and/or the Investment Committee/Chief Executive Officer/Legal Counsel as deemed necessary.

         If a material conflict of interest arises between the adviser's interests and those of the clients concerning proxy voting, Voyageur will adhere to ISS's recommendations or if deemed necessary escalate the issue(s) to Legal Counsel.

         ERISA Accounts. As a general matter, the policies stated above also apply to ERISA accounts. The Proxy Committee must act prudently, solely in the interests of ERISA account plan participants and beneficiaries, and for the exclusive purpose of providing benefits to them.

         In compliance with the U.S. Department of Labor, the Proxy Administrator and/or the Proxy Committee shall maintain applicable records regarding proxy voting for ERISA accounts. The Proxy Administrator shall document all proxy responses voted on by Voyageur's Proxy Committee.

         ADV Disclosure: Voyageur's Form ADV Part II summarizes its proxy policies and procedures and provides contact information for obtaining copies of such policies and procedures. Furthermore, Voyageur will disclose to its clients how they may obtain information on how Voyageur voted their proxies. All requests for information will be documented indicating the name of the requestor, the date of the request and the date the information was sent.

         Recordkeeping: Voyageur, in concert with ISS acting as Proxy Administrator, will ensure that all voting records, research analysis, client requests and other information shall be maintained in accordance with applicable books and records rules and regulations; e.g., Rule 204-2 of the Advisers Act of 1940.

         With respect to its investment company clients, Voyager will create and maintain (or cause to be created and maintained) records of each company's proxy voting record for 12-month periods ended June 30. Voyager will compile (or cause to be compiled) the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:

         o        The name of the issuer of the portfolio security;
         o The exchange ticker symbol of the portfolio security (if the symbol is available through reasonably practicable means);

         o The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);
         o        The shareholder meeting date;
         o        A brief identification of the matter voted on;
         o Whether the matter was proposed by the issuer or by a security holder;
         o        Whether the company cast its vote on the matter;
         o How the company cast its vote (e.g. for or against proposal, or abstain; for or withhold regarding election of directors); and
         o        Whether the company cast its vote for or against management.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

a. Agreement and Declaration of Trust dated December 16, 2003 -- filed herewith.

b.       By-Laws, effective as of January 13, 2004 -- filed herewith.

c. See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust dated December 16, 2003. See Article II, "Meetings of Shareholders" of the Registrant's By-Laws, effective January 13, 2004.
d.

         (1) Master Investment Advisory Contract dated _____, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund, Tamarack Small Cap Equity Fund, Tamarack Government Income Fund, Tamarack Quality Income Fund and Tamarack North Carolina Tax-Free Bond Fund and Investment Advisory Contract Supplements dated ______, 2004 on behalf of each of the Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund, Tamarack Small Cap Equity Fund, Tamarack Government Income Fund, Tamarack Quality Income Fund and Tamarack North Carolina Tax-Free Bond Fund*

         (2) Investment Management Agreement dated ____, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Value Fund*

         (3) Investment Management Agreement dated ______, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Small Cap International Fund*

         (4) Investment Management Agreement dated ______, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund*

         (5) Investment Management Agreement dated ______, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Small Cap Fund*

         (6) Investment Management Agreement dated _____, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund*

         (7) Investment Management Agreement dated _____, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund*

         (8) Investment Management Agreement dated _____, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund*

         (9) Investment Counsel Agreement dated _____, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Tamarack Enterprise Fund*

         (10) Investment Counsel Agreement dated _____, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Tamarack Enterprise Small Cap Fund*

         (11) Investment Counsel Agreement dated _______, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Value Fund*

         (12) Investment Counsel Agreement dated _______, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Tamarack Microcap Value Fund*

         (13) Investment Counsel Agreement dated ________, 2004 between Voyageur Asset Management Inc. and David L. Babson & Company Inc. with respect to Tamarack Tax-Free Income Fund*

         (14) Sub-Advisory Agreement dated ________, 2004 between Voyageur Asset Management Inc., Denver Investment Advisors LLC and the Trust with respect to Tamarack Small Cap International Fund*

(e)

         (1) Underwriting Agreement dated ______, 2004 between the Trust and Jones & Babson, Inc. with respect to Tamarack Large Cap Equity Fund, Tamarack Mid Cap Equity Fund, Tamarack Small Cap Equity Fund, Tamarack Government Income Fund, Tamarack Quality Income Fund, Tamarack North Carolina Tax-Free Bond Fund, Tamarack Small Cap International Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small-Cap Fund, Tamarack Value Fund, Tamarack Microcap Value Fund and Tamarack Tax-Free Income Fund*

         (2) Underwriting Agreement dated ______, 2004 between the Trust and RBC Dain Rauscher Inc. with respect to Tamarack Prime Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Government Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund.*

(f)      Not applicable.

(g) Custodian Agreement dated ________, 2004 between the Trust and Wells Fargo Bank Minnesota, N.A.*

(h)      Other Material Contracts

         [Administration, sub-administration, fund accounting, transfer agency, etc. to be provided, including expense limitation agreements]*

(i)      Opinion and Consent of Counsel*

(j)      Other Opinions

         (1)      Consent of independent auditors*

         (2)      Powers of Attorney of T. Geron Bell, Lucy Hancock Bode, Leslie
                  H. Garner, Jr., Ronald James, Michael T. Lee, John A. MacDonald, H. David Rybolt, James R. Seward and Jay H. Wein --- filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)      (i)      Rule 12b-1 Plan dated ______, 2004 for Tamarack Large Cap
         Equity Fund, Tamarack Mid Cap Equity Fund, Tamarack Small Cap Equity Fund, Tamarack Government Income Fund, Tamarack Quality Income Fund and Tamarack North Carolina Tax-Free Bond Fund*

         (ii)     Rule 12b-1 Plan dated _________ for Class R shares*

(n)      Rule 18f-3 Plan dated _______, 2004*

(o)      Reserved.

(p)      Codes of Ethics

         (1)      Code of Ethics of Trust*
         (2)      Code of Ethics Voyageur Asset Management Inc.*
         (3)      Code of Ethics of David L. Babson and Company, Inc.*
         (4)      Code of Ethics of Denver Investment Advisers, LLC*
         (3)      Code of Ethics of Jones & Babson, Inc.*
         (4)      Code of Ethics of RBC Dain Rauscher Inc.*

*TO BE FILED BY PRE-EFFECTIVE AMENDMENT.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST

None. [CONFIRM]

ITEM 25. INDEMNIFICATION

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2 provides the following:

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time, ("DSTA), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this
Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys' fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan ("Other Position") and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys' fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

Voyageur Asset Management, Inc., the investment adviser to each series of the Trust, is a registered investment adviser. Information as to the directors and officers of Voyageur Asset Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Voyageur Asset Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

         (a)(1) Jones & Babson, principal underwriter for the Tamarack Enterprise Fund, Tamarack Enterprise Small-Cap Fund, Tamarack Value Fund, Tamarack Microcap Value Fund and Tamarack Tax-Free Income Fund and Tamarack Small-Cap International Fund also serves as principal underwriter for Investors Mark Series Fund, Inc. (Balanced, Global Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Mid Cap Equity, Money Market and Small Cap Equity Portfolios), BMA Variable Annuity Account A and BMA Variable Life Account A. [CONFIRM].

         (a)(2) RBC Dain Rauscher Inc. is principal underwriter for Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Institutional Tax-Free Money Market Fund,. As of the date of this filing, RBC Dain Rauscher Inc. does not serve as a principal underwriter to any other registered investment companies.

         (b)(1) The following information is provided with respect to each director, officer or partner of Jones & Babson Inc. The principal business address of each is 90 SOUTH SEVENTH STREET, MINNEAPOLIS, MN 55402.[CONFIRM]

         NAME                  POSITIONS AND OFFICES       POSITIONS AND OFFICES
                               WITH JONES & BABSON, INC.   WITH FUNDS
         John Taft             Chief Executive Officer
         Deborah J. Kermeen    Chief Financial Officer
                               and Treasurer
         Paul R. Yorston       Assistant Treasurer
         Bentley J. Anderson   Secretary
         Laura Moret           Assistant Secretary
         Daniel L. Torbenson   Assistant Secretary

         Martin A. Cramer      Compliance Officer

         (b)(2) The principal business address of each director and officer of RBC Dain Rauscher Inc. is 60 South Sixth Street, Minneapolis, Minnesota 55402. [CONFIRM] The following information is provided with respect to each director, officer or partner of RBC Dain Rauscher:

         NAME                  POSITIONS AND OFFICES         POSITIONS AND
                               WITH RBC DAIN RAUSCHER, INC.  OFFICES WITH FUNDS
         Irving Weiser         Chief Executive Officer,
                               Chairman and Director
         Peter Armenio         President, Chief Operating
                               Officer and Director
         Lisa A. Ferris        Executive Vice President,
                               Chief Financial Officer and
                               Director
         Peter M. Grant        Senior Executive Vice
                               President and Director
         Charles E. Grose      Executive Vice President
         Lawrence C. Holtz     Executive Vice President
         Paula H. Phillippe    Executive Vice President
         Carla J. Smith        Executive Vice President
                               and Secretary
         Bentley J. Anderson   Assistant Secretary
         Deborah J. Kermeen    Senior Vice President

         (c) Not applicable. [CONFIRM]

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) the Investment Adviser, (c) -(d) the Principal Underwriters, (e)-(f) the Transfer Agents, (g)-(h) the Sub-Advisers and (i) the Custodian. The address of each is as follows:

(a)      Tamarack Funds Trust
         [TO BE PROVIDED]

(b)      Voyageur Asset Management
         100 South Fifth Street, Suite 2300

         Minneapolis, MN 55402

(c)      Jones & Babson, Inc.
         [insert address]

(d)      RBC Dain Rauscher Inc.
         [insert address]

(e)      BISYS Fund Services Ohio, Inc.
         3425 Stelzer Road
         Columbus, Ohio 43219

(f)      Boston Financial Data Services [insert address]

(g)      David L. Babson & Company, Inc.
         One Memorial Drive
         Cambridge, Massachusetts 02142

(h)      Denver Investment Advisors, LLC
         Seventeenth Street Plaza
         1225 17th St.,
         Denver Colorado 80202

(i)      Wells Fargo Bank Minnesota, N.A.
         [insert address]

(j)      Bank of New York, N.A.
         [insert address]

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 20. UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Minneapolis, and State of Minnesota, on the 16th day of January, 2004.

                                                       TAMARACK FUNDS TRUST

                                                   By: /s/ Jennifer Lammers
                                                       --------------------
                                                                (President)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Trustees

/s/  T. Geron Bell*                              /s/ Lucy Hancock Bode*
-------------------                              ----------------------
  T. Geron Bell                                     Lucy Hancock Bode

/s/  Leslie H. Garner, Jr.*                       /s/ Ronald James*
---------------------------                       -----------------
  Leslie H. Garner, Jr                              Ronald James

/s/  Michael T. Lee*                             /s/ John A. MacDonald*
--------------------                             ----------------------
  Michael T. Lee                                   John A. MacDonald

/s/  H. David Rybolt*                             /s/ James R. Seward*
---------------------                             --------------------
  H. David Rybolt                                   James R. Seward

/s/  Jay H. Wein*
-----------------
  Jay H. Wein


*By: /s/ Jennifer Lammers                      Date:  January 16, 2004
    --------------------                              ----------------
    Jennifer Lammers, attorney-in-fact